        As filed with the Securities and Exchange Commission on November 9, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08243

                                THE POTOMAC FUNDS
               (Exact name of registrant as specified in charter)

                         33 WHITEHALL STREET, 10TH FLOOR
                               NEW YORK, NY 10004
               (Address of principal executive offices) (Zip code)

                                DANIEL D. O'NEILL
                         33 WHITEHALL STREET, 10TH FLOOR
                               NEW YORK, NY 10004
                     (Name and address of agent for service)

                                 1-646-572-3390
               Registrant's telephone number, including area code

Date of fiscal year end: AUGUST 31, 2005

Date of reporting period: AUGUST 31, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

                             LETTER TO SHAREHOLDERS
                                OCTOBER 25, 2005

Dear Shareholders,

The performance of the domestic equities markets during the fiscal year from September 1, 2004 through August 31, 2005 was better than we may remember. As is often the case, the fiscal year performance was divisible into a few separate pieces.

After a somewhat quiet September, the markets rallied strongly from October through the end of the year as the U.S. Presidential election came and went. From the beginning of the Funds' fiscal year through the end of the calendar year, the S&P 500, Nasdaq 100 and Russell 2000 had gained 10.41%, 18.57% and 19.52%, respectively. Unfortunately, the U.S. equities markets seemed to lose momentum as 2004 became 2005, with the S&P 500 losing 2.08% during the first week of the year, while the Nasdaq 100 declined 3.47% and the Russell 2000 lost 5.88%. The markets continued to move sideways or down, and by the end of April, the S&P 500, Nasdaq 100 and Russell 2000 were down 4.00%, 12.25% and 10.76%, respectively for the calendar year and each had returned much of its fiscal year gains. From April 30 though August 31, the markets changed direction again, with the S&P 500 gaining 6.19%, while the Nasdaq 100 advanced 11.5% and the Russell 2000 gained 15.53%.

The performance of the fixed income market for the period from September 1, 2004 through August 31, 2005 was unusual, with significant increases in short term interest rates but little movement in the rates on bonds of longer maturities. The Federal Reserve raised short term rates from 1.5% on September 1, 2004 to 3.5% by August 31, 2005. Although rates on longer term instruments usually rise in response to such action, the yield on the 10 Year Treasury Note actually declined, moving from 4.12% to 4.02%. In many ways, the action by the Federal Reserve seemed to have more of an impact on the equities markets, which were nonplussed by the Fed's apparent intention to continue raising rates. Recently, however, rates on longer term instruments have begun to move up, with the rate on the 10 Year Note at over 4.5% on October 25, 2005.

For the fiscal year, the OTC Plus Fund, Small Cap Plus Fund and Dow 30 Plus Fund each provided a positive return in excess of that of its target index, as would be expected in a rising market. The Dow 30 Plus Fund bested its model slightly, while the OTC Plus Fund and Small Cap Plus Fund each trailed its model in amounts consistent with the fact that the models do not incorporate implicit or explicit trading costs or fund expense ratios. Consistent with gains in the target indexes, the U.S./Short Fund and Small Cap/Short Fund both declined. Each of the "Short" Funds provided returns consistent with the return of its target index and beta when expense ratios and trading costs are considered. On the fixed income front, the ContraBond Fund struggled as the 10 Year Note rallied. The 10 Year Plus Fund made its debut during the fiscal year, though its assets were often too small to permit investment and its performance is therefore difficult to evaluate. The Dynamic HY Bond Fund had uneven performance due to volatility in the market for high yield securities and high portfolio turnover. The Commodity Bull Fund opened in February, an auspicious time for a commodity fund, and provided a substantial 25.15% gain in less than seven months as commodity prices soared.

As always, we thank you for using Potomac Funds and we look forward to our mutual success.

Best regards,

Daniel O'Neill
Daniel O'Neill
The Potomac Funds

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL, TOLL-FREE, 1-800-851-0511.

AN INVESTMENT IN ANY OF THE POTOMAC FUNDS IS SUBJECT TO A NUMBER OF RISKS THAT COULD AFFECT THE VALUE OF ITS SHARES. IT IS IMPORTANT THAT INVESTORS CLOSELY REVIEW AND UNDERSTAND THESE RISKS BEFORE MAKING AN INVESTMENT. INVESTORS CONSIDERING AN INVESTMENT MAY OBTAIN A PROSPECTUS BY CALLING 800-851-0511. INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, AND ADDITIONAL RISKS, BEFORE INVESTING OR SENDING MONEY.

                                U.S./SHORT FUND

                                 INVESTOR CLASS

                                                                      U.S./SHORT FUND                     S&P 500 INDEX
                                                                      ---------------                     -------------
                                                                         10000.00                            10000.00
                                                                          9270.00                            10300.70
2/98                                                                      8580.00                            11313.50
                                                                          8200.00                            11760.70
8/98                                                                      9460.00                            10321.00
                                                                          7710.00                            12545.70
2/99                                                                      7301.81                            13351.10
                                                                          6989.60                            14035.90
8/99                                                                      6927.15                            14236.10
                                                                          6554.51                            14974.60
2/00                                                                      6612.92                            14732.10
                                                                          6276.54                            15316.30
8/00                                                                      5907.92                            16363.00
                                                                          6820.40                            14177.20
2/01                                                                      7227.29                            13368.50
                                                                          7087.14                            13539.70
8/01                                                                      7827.65                            12221.80
                                                                          7664.49                            12285.00
2/02                                                                      7793.56                            11932.30
                                                                          8020.68                            11505.40
8/02                                                                      8941.78                             9876.66
                                                                          8481.23                            10094.90
2/03                                                                      9246.70                             9068.90
                                                                          7944.97                            10389.00
8/03                                                                      7499.15                            10867.90
                                                                          7084.86                            11409.00
2/04                                                                      6479.21                            12344.20
                                                                          6552.82                            12082.70
8/04                                                                      6592.77                            11905.40
                                                                          6140.64                            12655.60
2/05                                                                      5947.16                            12976.70
                                                                          5978.71                            12846.20
8/05                                                                      5846.22                            13157.00

                        AVERAGE ANNUAL TOTAL RETURN(1)
                       --------------------------------
                                                SINCE
                       1 YEAR     5 YEARS     INCEPTION
                       -------    --------    ---------
U.S./SHORT FUND        (11.32%)    (0.21%)     (6.64%)
S&P 500 INDEX           10.51%     (4.27%)      3.57%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

(1) As of August 31, 2005.
(2) Commencement of operations.

                                 OTC PLUS FUND

                                 INVESTOR CLASS

                                                                       OTC PLUS FUND                     NASDAQ 100 INDEX
                                                                       -------------                     ----------------
                                                                          10000.00                           10000.00
                                                                           9810.00                            9653.20
2/98                                                                      11190.00                           10972.90
                                                                          11010.00                           10954.00
8/98                                                                      10410.00                           10478.70
                                                                          15140.00                           14316.20
2/99                                                                      19220.20                           17691.50
                                                                          21016.80                           19202.40
8/99                                                                      24690.20                           22025.00
                                                                          31766.00                           27261.30
2/00                                                                      48989.00                           39209.20
                                                                          34865.90                           30545.20
8/00                                                                      44328.10                           37469.20
                                                                          23736.10                           23032.80
2/01                                                                      16744.80                           17535.70
                                                                          15197.90                           16539.30
8/01                                                                      11591.80                           13505.20
                                                                          12686.70                           14666.20
2/02                                                                      10286.00                           12490.00
                                                                           8769.20                           11103.50
8/02                                                                       6368.47                            8659.59
                                                                           7764.71                           10255.90
2/03                                                                       6760.22                            9278.57
                                                                           8307.13                           11007.50
8/03                                                                       9482.39                           12324.40
                                                                          10137.80                           13087.50
2/04                                                                      10489.40                           13511.40
                                                                          10411.50                           13473.20
8/04                                                                       9474.85                           12576.90
                                                                          11205.10                           14440.60
2/05                                                                      10609.90                           13884.90
                                                                          10810.80                           14175.30
8/05                                                                      11084.50                           14534.40

                         AVERAGE ANNUAL TOTAL RETURN(1)
                       ----------------------------------
                                                  SINCE
                       1 YEAR      5 YEARS      INCEPTION
                       ------      -------      ---------
OTC PLUS FUND          16.99%      (24.21%)       1.32%
NASDAQ 100 INDEX       15.56%      (17.25%)       4.87%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of the Nasdaq 100 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

(1) As of August 31, 2005.
(2) Commencement of operations.

                              SMALL CAP PLUS FUND

                                 INVESTOR CLASS

                                                                    SMALL CAP PLUS FUND                 RUSSELL 2000 INDEX
                                                                    -------------------                 ------------------
                                                                          10000.00                          10000.00
2/99                                                                       9880.00                           9860.24
                                                                          11570.00                          11027.10
8/99                                                                      11100.00                          10754.40
                                                                          11900.00                          11414.20
2/00                                                                      15528.90                          14521.90
                                                                          11780.50                          11969.70
8/00                                                                      12710.00                          13520.90
                                                                          10618.60                          11209.60
2/01                                                                      11133.90                          11924.20
                                                                          11477.40                          12480.50
8/01                                                                      10628.70                          11778.20
                                                                          10467.10                          11582.60
2/02                                                                      10655.80                          11798.30
                                                                          11186.00                          12253.50
8/02                                                                       8371.67                           9827.56
                                                                           8585.80                          10214.70
2/03                                                                       7311.19                           9062.39
                                                                           9251.15                          11085.40
8/03                                                                      10643.00                          12503.60
                                                                          11859.00                          13737.60
2/04                                                                      12837.90                          14719.20
                                                                          12251.60                          14284.80
8/04                                                                      11586.20                          13773.30
                                                                          13862.70                          15931.10
2/05                                                                      13770.90                          15938.40
                                                                          13179.50                          15502.20
8/05                                                                      14428.60                          16754.10

                                           AVERAGE ANNUAL
                                          TOTAL RETURN(1)
                                    ----------------------------
                                                         SINCE
                                    1 YEAR   5 YEARS   INCEPTION
                                    ------   -------   ---------
SMALL CAP PLUS FUND                 24.53%    2.57%      5.78%
RUSSELL 2000 INDEX                  21.64%    4.38%      8.23%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of the Russell 2000 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

(1) As of August 31, 2005.
(2) Commencement of operations.

                              SMALL CAP/SHORT FUND

                                 INVESTOR CLASS

                                                                    SMALL CAP/SHORT FUND                RUSSELL 2000 INDEX
                                                                    --------------------                ------------------
                                                                          10000.00                           10000.00
2/00                                                                       9296.00                           12142.10
                                                                          10294.00                           10008.20
8/00                                                                       8674.00                           11305.20
                                                                          10324.00                            9372.62
2/01                                                                      10116.70                            9970.15
                                                                           9531.96                           10435.30
8/01                                                                      10127.10                            9848.04
                                                                          10154.00                            9684.52
2/02                                                                      10153.30                            9864.86
                                                                           9733.01                           10245.50
8/02                                                                      11318.80                            8217.07
                                                                          10573.60                            8540.74
2/03                                                                      11737.90                            7577.29
                                                                           9387.79                            9268.80
8/03                                                                       8151.14                           10454.60
                                                                           7199.27                           11486.40
2/04                                                                       6539.13                           12307.10
                                                                           6642.19                           11943.90
8/04                                                                       6822.54                           11516.20
                                                                           5812.56                           13320.40
2/05                                                                       5742.99                           13326.50
                                                                           6044.44                           12961.80
8/05                                                                       5122.06                           14008.50

                                  AVERAGE ANNUAL TOTAL RETURN(1)
                                  -------------------------------
                                                         SINCE
                                  1 YEAR    5 YEARS    INCEPTION
                                  -------   -------    ----------
SMALL CAP/SHORT FUND              (24.92%)  (10.00%)    (11.08%)
RUSSELL 2000 INDEX                 21.64%     4.38%       6.10%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of the Russell 2000 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

(1) As of August 31, 2005.
(2) Commencement of operations.

                                DOW 30 PLUS FUND

                                 INVESTOR CLASS

                                                                      DOW 30 PLUS FUND             DJ INDUSTRIAL AVERAGE INDEX
                                                                      ----------------             ---------------------------
                                                                         10000.00                           10000.00
2/00                                                                      8780.00                            9174.98
                                                                          8720.00                            9531.91
8/00                                                                      9320.00                           10159.50
                                                                          8400.00                            9434.22
2/01                                                                      8400.00                            9507.40
                                                                          8730.00                            9884.85
8/01                                                                      7760.00                            9013.22
                                                                          7610.00                            8924.27
2/02                                                                      7829.12                            9154.88
                                                                          7638.66                            8991.03
8/02                                                                      6405.65                            7848.04
                                                                          6566.04                            8058.74
2/03                                                                      5653.81                            7148.33
                                                                          6478.34                            8017.22
8/03                                                                      7002.73                            8529.55
                                                                          7361.52                            8861.68
2/04                                                                      8127.03                            9587.70
                                                                          7744.59                            9229.45
8/04                                                                      7721.94                            9216.29
                                                                          7976.07                            9446.47
2/05                                                                      8295.31                            9752.85
                                                                          7994.45                            9482.22
8/05                                                                      8014.67                            9495.01

                           AVERAGE ANNUAL TOTAL
                                 RETURN(1)
                       -----------------------------
                                             SINCE
                       1 YEAR   5 YEARS    INCEPTION
                       ------   -------    ---------
DOW 30 PLUS FUND       3.79%    (2.97%)     (2.77%)
DJ INDUSTRIAL AVERAGE
INDEX                  3.02%    (1.34%)     (0.66%)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of the DJ Industrial Average Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

(1) As of August 31, 2005.
(2) Commencement of operations.

                                CONTRABOND FUND

                                 INVESTOR CLASS

                                                                      CONTRABOND FUND                10 YEAR GOVERNMENT NOTE
                                                                      ---------------                -----------------------
                                                                          10000.00                           10000.00
                                                                           9895.00                           10115.10
8/04                                                                       8980.00                           10137.20
                                                                           9100.00                            9949.94
2/05                                                                       9110.00                            9724.67
                                                                           8510.00                           10146.20
8/05                                                                       8510.00                           10221.30

                            AVERAGE ANNUAL TOTAL
                                 RETURN(1)
                          ------------------------
                                           SINCE
                          1 YEAR         INCEPTION
                          ------         ---------
CONTRABOND FUND           (5.23%)         (11.73%)
10 YEAR GOVERNMENT
NOTE                       0.83%            1.71%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of the 10 Year Government Note does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

(1) As of August 31, 2005.
(2) Commencement of operations.

                               10 YEAR PLUS FUND

                                 INVESTOR CLASS

                                                                     10 YEAR PLUS FUND               10 YEAR GOVERNMENT NOTE
                                                                     -----------------               -----------------------
                                                                          10000.00                           10000.00
5/05                                                                      10305.00                           10483.10
8/05                                                                      10480.00                           10560.70

                                    TOTAL RETURN(1)
                                    ---------------
                                    SINCE INCEPTION
                                    ---------------
10 YEAR PLUS FUND                        4.80%
10 YEAR GOVERNMENT NOTE                  5.61%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of the 10 Year Government Note does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

(1) As of August 31, 2005.
(2) Commencement of operations.

                              DYNAMIC HY BOND FUND

                                 INVESTOR CLASS

                                                                                                          LEHMAN U.S. AGGREGATE
                                                  DYNAMIC HY BOND FUND        LIPPER HY BOND INDEX             BOND INDEX
                                                  --------------------        --------------------        ---------------------
                                                        10000.00                    10000.00                    10000.00
8/04                                                    10170.00                    10236.50                    10264.20
                                                        10485.90                    10713.00                    10295.60
2/05                                                    10512.50                    11013.80                    10393.90
                                                         9724.09                    10766.10                    10593.80
8/05                                                     9899.63                    11162.00                    10689.90

                                              AVERAGE ANNUAL
                                              TOTAL RETURN(1)
                                            -------------------
                                                        SINCE
                                            1 YEAR    INCEPTION
                                            ------    ---------
DYNAMIC HY BOND FUND                        (2.66%)     0.86%
LIPPER HY BOND INDEX                        (1.00%)     9.85%
LEHMAN U.S. AGGREGATE BOND INDEX             4.15%      4.81%

As of August 2005, the Lehman U.S. Aggregate Bond Index has been added as an additional measure of market performance for the Fund.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of the Lehman U.S. Aggregate Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

(1) As of August 31, 2005.
(2) Commencement of operations.

                              COMMODITY BULL FUND

                                 INVESTOR CLASS

                                                                    COMMODITY BULL FUND                   10YR GOVT NOTE
                                                                    -------------------                   --------------
                                                                          10000.00                           10000.00
2/05                                                                      10645.00                           10681.10
5/05                                                                      10055.00                           10370.20
8/05                                                                      12515.00                           12685.80

                                                TOTAL RETURN(1)
                                                ---------------
                                                SINCE INCEPTION
                                                ---------------
COMMODITY BULL FUND                                 25.15%
GOLDMAN SACHS REDUCED ENERGY INDEX                  26.86%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a Shareholder would pay on fund distributions or the redemption of fund shares. The performance of the Goldman Sachs Reduced Energy Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

(1) As of August 31, 2005.
(2) Commencement of operations.

                                EXPENSE EXAMPLE
                                AUGUST 31, 2005

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The examples in this report are intended to help you understand your ongoing costs (in dollars) of investing in each mutual fund and to compare costs with the ongoing costs of investing in other mutual funds.

Each Example is based on an investment of $1,000 invested at the beginning of the period and held of the entire period (March 1, 2005 - August 31, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under U.S. generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE TABLES

                                                                    U.S./SHORT FUND
                                                  ----------------------------------------------------
                                                                                       EXPENSES PAID
                                                    BEGINNING          ENDING          DURING PERIOD
                                                  ACCOUNT VALUE     ACCOUNT VALUE     MARCH 1, 2005 -
                                                  MARCH 1, 2005    AUGUST 31, 2005    AUGUST 31, 2005*
                                                  -------------    ---------------    ----------------
Actual                                              $1,000.00         $  983.00            $9.75
Hypothetical (5% return before expenses)             1,000.00          1,015.38             9.91

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                                                                     OTC PLUS FUND
                                                  ----------------------------------------------------
                                                                                       EXPENSES PAID
                                                    BEGINNING          ENDING          DURING PERIOD
                                                  ACCOUNT VALUE     ACCOUNT VALUE     MARCH 1, 2005 -
                                                  MARCH 1, 2005    AUGUST 31, 2005    AUGUST 31, 2005*
                                                  -------------    ---------------    ----------------
Actual                                              $1,000.00         $1,044.70            $9.02
Hypothetical (5% return before expenses)             1,000.00          1,016.38             8.89

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                                                                  SMALL CAP PLUS FUND
                                                  ----------------------------------------------------
                                                                                       EXPENSES PAID
                                                    BEGINNING          ENDING          DURING PERIOD
                                                  ACCOUNT VALUE     ACCOUNT VALUE     MARCH 1, 2005 -
                                                  MARCH 1, 2005    AUGUST 31, 2005    AUGUST 31, 2005*
                                                  -------------    ---------------    ----------------
Actual                                              $1,000.00         $1,047.80            $9.03
Hypothetical (5% return before expenses)             1,000.00          1,016.38             8.89

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                                                                  SMALL CAP/SHORT FUND
                                                  ----------------------------------------------------
                                                                                       EXPENSES PAID
                                                    BEGINNING          ENDING          DURING PERIOD
                                                  ACCOUNT VALUE     ACCOUNT VALUE     MARCH 1, 2005 -
                                                  MARCH 1, 2005    AUGUST 31, 2005    AUGUST 31, 2005*
                                                  -------------    ---------------    ----------------
Actual                                              $1,000.00         $  891.90            $9.30
Hypothetical (5% return before expenses)             1,000.00          1,015.38             9.91

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                                                                   DOW 30 PLUS FUND
                                                 -----------------------------------------------------
                                                                                       EXPENSES PAID
                                                   BEGINNING           ENDING          DURING PERIOD
                                                 ACCOUNT VALUE      ACCOUNT VALUE     MARCH 1, 2005 -
                                                 MARCH 1, 2005     AUGUST 31, 2005    AUGUST 31, 2005*
                                                 --------------    ---------------    ----------------
Actual                                             $1,000.00          $  966.20            $8.67
Hypothetical (5% return before expenses)            1,000.00           1,016.38             8.89

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                                                                    CONTRABOND FUND
                                                 -----------------------------------------------------
                                                                                       EXPENSES PAID
                                                   BEGINNING           ENDING          DURING PERIOD
                                                 ACCOUNT VALUE      ACCOUNT VALUE     MARCH 1, 2005 -
                                                 MARCH 1, 2005     AUGUST 31, 2005    AUGUST 31, 2005*
                                                 --------------    ---------------    ----------------
Actual                                             $1,000.00          $  934.10            $8.53
Hypothetical (5% return before expenses)            1,000.00           1,016.38             8.89

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                                                                   10 YEAR PLUS FUND
                                                  ----------------------------------------------------
                                                                                        EXPENSES PAID
                                                                                        DURING PERIOD
                                                    BEGINNING           ENDING            MARCH 1,
                                                  ACCOUNT VALUE      ACCOUNT VALUE         2005 -
                                                  MARCH 1, 2005     AUGUST 31, 2005    AUGUST 31, 2005
                                                  --------------    ---------------    ---------------
Actual                                              $1,000.00          $1,006.70            $6.73*
Hypothetical (5% return before expenses)             1,000.00           1,017.14             8.13**

* Expenses are equal to the Fund's annualized expense ratio of 1.60%, multiplied by the average account value over the period March 31, 2005 - August 31, 2005, the Fund's commencement date to the end of the period to reflect the Fund's actual expenses.

** Expenses are equal to the Fund's annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

                                                                 DYNAMIC HY BOND FUND
                                                 -----------------------------------------------------
                                                                                       EXPENSES PAID
                                                   BEGINNING           ENDING          DURING PERIOD
                                                 ACCOUNT VALUE      ACCOUNT VALUE     MARCH 1, 2005 -
                                                 MARCH 1, 2005     AUGUST 31, 2005    AUGUST 31, 2005*
                                                 --------------    ---------------    ----------------
Actual                                             $1,000.00          $  941.70            $6.46
Hypothetical (5% return before expenses)            1,000.00           1,018.55             6.72

* Expenses are equal to the Fund's annualized expense ratio of 1.32%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                                                                  COMMODITY BULL FUND
                                                 -----------------------------------------------------
                                                                                       EXPENSES PAID
                                                   BEGINNING           ENDING          DURING PERIOD
                                                 ACCOUNT VALUE      ACCOUNT VALUE     MARCH 1, 2005 -
                                                 MARCH 1, 2005     AUGUST 31, 2005    AUGUST 31, 2005*
                                                 --------------    ---------------    ----------------
Actual                                             $1,000.00          $1,175.70            $9.60
Hypothetical (5% return before expenses)            1,000.00           1,016.38             8.89

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                                                           U.S. GOVERNMENT MONEY MARKET FUND
                                                 -----------------------------------------------------
                                                                                       EXPENSES PAID
                                                   BEGINNING           ENDING          DURING PERIOD
                                                 ACCOUNT VALUE      ACCOUNT VALUE     MARCH 1, 2005 -
                                                 MARCH 1, 2005     AUGUST 31, 2005    AUGUST 31, 2005*
                                                 --------------    ---------------    ----------------
Actual                                             $1,000.00          $1,010.20            $5.07
Hypothetical (5% return before expenses)            1,000.00           1,020.16             5.09

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                                U.S./SHORT FUND
                  ALLOCATION OF PORTFOLIO HOLDINGS (UNAUDITED)

                                AUGUST 31, 2005

[PIE CHART]
                                 OTC PLUS FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)

                                AUGUST 31, 2005

[PIE CHART]
THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH AND OTHER ASSETS LESS LIABILITIES.

                              SMALL CAP PLUS FUND
                  ALLOCATION OF PORTFOLIO HOLDINGS (UNAUDITED)

                                AUGUST 31, 2005

[PIE CHART]
                              SMALL CAP/SHORT FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)

                                AUGUST 31, 2005

[PIE CHART]
THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH AND OTHER ASSETS LESS LIABILITIES.

                                DOW 30 PLUS FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)

                                AUGUST 31, 2005

[PIE CHART]
                                CONTRABOND FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)

                                AUGUST 31, 2005

[PIE CHART]
THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH AND OTHER ASSETS LESS LIABILITIES.

                               10 YEAR PLUS FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)

                                AUGUST 31, 2005

[PIE CHART]
                              DYNAMIC HY BOND FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)

                                AUGUST 31, 2005

[PIE CHART]
THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH AND OTHER ASSETS LESS LIABILITIES.

                              COMMODITY BULL FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)

                                AUGUST 31, 2005

[PIE CHART]
                       U.S. GOVERNMENT MONEY MARKET FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)

                                AUGUST 31, 2005

[PIE CHART]
THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH AND OTHER ASSETS LESS LIABILITIES.

                                U.S./SHORT FUND
                            SCHEDULE OF INVESTMENTS

                                AUGUST 31, 2005

--------------------------------------------------------
FACE AMOUNT                                    VALUE
--------------------------------------------------------
SHORT-TERM INVESTMENTS -- 92.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 68.7%
$  710,000    Federal Home Loan Bank
                Discount Note, 3.07%,
                09/16/2005                $  708,982
 1,380,000    Federal Home Loan Bank
                Discount Note, 3.21%,
                09/28/2005                 1,376,404
   850,000    Federal Home Loan Bank
                Discount Note, 2.97%,
                11/02/2005                   844,682
                                          ----------
              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $2,930,152)         $2,930,068
                                          ----------

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
MONEY MARKET FUND -- 23.9%
1,020,236   Fidelity Institutional Money
              Market Portfolio              $1,020,236
                                            ----------
            TOTAL MONEY MARKET FUND
              (Cost $1,020,236)             $1,020,236
                                            ----------
            TOTAL SHORT-TERM
              INVESTMENTS - 92.6%
              (Cost $3,950,388)             $3,950,304
                                            ----------
            Other Assets in Excess of
              Liabilities - 7.4%               313,024
                                            ----------
            TOTAL NET ASSETS - 100.0%       $4,263,328
                                            ==========

Percentages are calculated as a percent of net assets.

                     See notes to the financial statements.

                                U.S./SHORT FUND
                      SCHEDULE OF SHORT FUTURES CONTRACTS

                                AUGUST 31, 2005

-----------------------------------------------------------
                                             UNREALIZED
CONTRACTS                                  DEPRECIATION
-----------------------------------------------------------
SHORT FUTURES CONTRACTS
    1       S&P 500 Index Futures
              Contracts
              Expiring September 2005
              (Underlying Face Amount
              at Market Value $305,300)      $(5,542)
   26       S&P 500 Index Mini Futures
              Contracts
              Expiring September 2005
              (Underlying Face Amount
              at Market Value
              $1,587,625)                     (4,455)
                                             -------
            Total Unrealized
              Depreciation on Short
              Futures Contracts              $(9,997)
                                             =======

                                U.S./SHORT FUND
                    SCHEDULE OF SHORT EQUITY SWAP CONTRACTS

                                AUGUST 31, 2005

 -----------------------------------------------------------------------------------------------------------------------------
                                                          # OF           NOTIONAL         TERMINATION           UNREALIZED
 COUNTERPARTY               REFERENCE ENTITY         CONTRACTS             AMOUNT                DATE         APPRECIATION
 -----------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs & CO          S&P 500 Index             2,037           $2,512,000         7/19/2006             $26,600
                                                                                                                =======

                     See notes to the financial statements.

                                 OTC PLUS FUND
                            SCHEDULE OF INVESTMENTS

                                AUGUST 31, 2005

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS -- 95.4%
Air Freight & Logistics - 0.8%
       728   CH Robinson Worldwide,
               Inc.                        $    44,954
       910   Expeditors International
               of Washington, Inc.              50,514
                                           -----------
                                                95,468
                                           -----------
Biotechnology - 10.1%
     5,012   Amgen, Inc.*                      400,459
     3,256   Biogen Idec, Inc.*                137,240
     1,438   Celgene Corp.*                     72,188
     2,278   Chiron Corp.*                      83,010
     2,748   Genzyme Corp.*                    195,575
     3,867   Gilead Sciences, Inc.*            166,281
       424   Invitrogen Corp.*                  35,926
     2,304   Medimmune, Inc.*                   68,959
     2,931   Millennium
               Pharmaceuticals, Inc.*           29,339
                                           -----------
                                             1,188,977
                                           -----------
Chemicals - 0.3%
       575   Sigma-Aldrich Corp.                35,880
                                           -----------

Commercial Services & Supplies - 0.9%
       908   Career Education Corp.*            35,594
     1,794   Cintas Corp.                       74,003
                                           -----------
                                               109,597
                                           -----------
Communications Equipment - 11.6%
    19,841   Cisco Systems, Inc.*              349,598
     1,807   Comverse Technology, Inc.*         46,584
    16,287   JDS Uniphase Corp.*                25,896
     3,112   Juniper Networks, Inc.*            70,767
    17,121   QUALCOMM, Inc.                    679,875
     1,653   Research In Motion Ltd.*          129,413
       961   Telefonaktiebolaget LM
               Ericsson ADR                     33,539
     2,220   Tellabs, Inc.*                     19,736
                                           -----------
                                             1,355,408
                                           -----------
Computer Programming Services - 0.2%
     3,158   BEA Systems, Inc.*                 27,854
                                           -----------

Computers & Peripherals - 8.2%
     9,987   Apple Computer, Inc.*             468,690
     7,740   Dell, Inc.*                       275,544
     3,327   Network Appliance, Inc.*           78,983

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Computers & Peripherals - 8.2% (Continued)
       814   QLogic Corp.*                 $    28,132
     1,444   SanDisk Corp.*                     56,071
    12,875   Sun Microsystems, Inc.*            48,925
                                           -----------
                                               956,345
                                           -----------
Consumer Services - 1.1%
     1,596   Apollo Group, Inc.*               125,541
                                           -----------

Containers & Packaging - 0.2%
     2,163   Smurfit-Stone Container
               Corp.*                           23,879
                                           -----------

Electronic Equipment & Instruments - 1.8%
     1,685   American Power Conversion
               Corp.                            44,096
       737   CDW Corp.                          43,542
     5,331   Flextronics International
               Ltd.*                            69,623
       860   Molex, Inc.                        23,014
     4,875   Sanmina-SCI Corporation*           24,716
                                           -----------
                                               204,991
                                           -----------
Food & Staples Retailing - 1.4%
     2,186   Costco Wholesale Corp.             94,960
       557   Whole Foods Market, Inc.           71,998
                                           -----------
                                               166,958
                                           -----------
Health Care Equipment & Supplies - 1.2%
     2,947   Biomet, Inc.                      108,715
       671   Dentsply International,
               Inc.                             35,543
                                           -----------
                                               144,258
                                           -----------
Health Care Providers & Services - 1.3%
     1,150   Express Scripts, Inc.*             66,539
       830   Lincare Holdings, Inc.*            35,142
     1,145   Patterson Companies, Inc.*         45,869
                                           -----------
                                               147,550
                                           -----------
Hotels Restaurants & Leisure - 2.4%
     4,710   Starbucks Corp.*                  230,978
       942   Wynn Resorts Ltd.*                 44,952
                                           -----------
                                               275,930
                                           -----------
Internet & Catalog Retail - 4.5%
     2,371   Amazon.Com, Inc.*                 101,242
     8,748   eBay, Inc.*                       354,207
     3,039   IAC/InterActiveCorp*               74,607
                                           -----------
                                               530,056
                                           -----------

                     See notes to the financial statements.

                                 OTC PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                                AUGUST 31, 2005

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS -- 95.4% (CONTINUED)
Internet Software & Services - 2.1%
     2,167   VeriSign, Inc.*               $    47,241
     5,833   Yahoo!, Inc.*                     194,472
                                           -----------
                                               241,713
                                           -----------
IT Services - 2.2%
     1,147   Cognizant Technology
               Solutions Corp.*                 52,223
     2,079   Fiserv, Inc.*                      93,285
     3,120   Paychex, Inc.                     106,485
                                           -----------
                                               251,993
                                           -----------
Machinery - 1.0%
     1,693   Paccar, Inc.                      118,645
                                           -----------
Media - 6.0%
     8,283   Comcast Corp. - Class A*          254,702
     1,932   EchoStar Communications
               Corp. - Class A                  57,825
       749   Lamar Advertising Co.*             30,125
     2,097   Liberty Global,
               Inc. - Class A*                 106,423
       803   NTL, Inc.*                         51,296
     1,033   Pixar*                             45,349
    12,457   Sirius Satellite Radio,
               Inc.*                            85,704
     1,898   XM Satellite Radio
               Holdings, Inc. - Class
               A*                               66,904
                                           -----------
                                               698,328
                                           -----------
Multiline Retail - 1.9%
       911   Dollar Tree Stores, Inc.*          20,744
     1,499   Sears Holdings Corp.*             203,654
                                           -----------
                                               224,398
                                           -----------
Pharmaceuticals - 1.5%
       884   Sepracor, Inc.*                    44,377
     4,040   Teva Pharmaceutical
               Industries, Ltd. ADR            131,057
                                           -----------
                                               175,434
                                           -----------
Search, Detection, Navigation, Guidance, Aeronautical,
  And Nautical - 0.4%
       874   Garmin Ltd.                        50,605
                                           -----------
Semiconductor & Semiconductor Equipment - 13.8%
     4,542   Altera Corp.*                      99,334
     7,388   Applied Materials, Inc.           135,274

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Semiconductor & Semiconductor Equipment - 13.8%
(Continued)
     2,156   ATI Technologies, Inc.*       $    26,260
     2,196   Broadcom Corp. - Class A*          95,526
    18,784   Intel Corp.                       483,124
     1,341   Intersil Corp. - Class A           28,161
     2,073   KLA-Tencor Corp.                  105,225
     1,244   Lam Research Corp.*                39,435
     3,554   Linear Technology Corp.           134,803
     2,317   Marvell Technology Group
               Ltd.*                           109,339
     3,994   Maxim Integrated Products,
               Inc.                            170,344
     1,506   Microchip Technology,
               Inc.                             46,867
     1,223   Novellus Systems, Inc.*            32,789
     4,044   Xilinx, Inc.                      113,596
                                           -----------
                                             1,620,077
                                           -----------
Software - 16.9%
     4,159   Adobe Systems, Inc.               112,459
     2,070   Autodesk, Inc.                     89,424
     2,131   Check Point Software
               Technologies*                    48,075
     1,748   Citrix Systems, Inc.*              41,602
     2,685   Electronic Arts, Inc.*            153,797
     1,984   Intuit, Inc.*                      90,947
       801   Mercury Interactive Corp.*         29,373
    32,313   Microsoft Corp.                   885,376
    18,629   Oracle Corp.*                     241,618
     5,259   Siebel Systems, Inc.               43,387
    10,833   Symantec Corp.*                   227,276
     1,151   Synopsys, Inc.*                    21,869
                                           -----------
                                             1,985,203
                                           -----------
Specialty Retail - 2.5%
     3,452   Bed Bath & Beyond, Inc.*          139,979
     1,232   PETsMART, Inc.                     31,749
     1,264   Ross Stores, Inc.                  31,448
     4,300   Staples, Inc.                      94,428
                                           -----------
                                               297,604
                                           -----------
Telecommunication Services - 0.8%
     5,960   Level 3 Communications,
               Inc.*                            11,741
     3,078   MCI, Inc.                          78,920
                                           -----------
                                                90,661
                                           -----------

                     See notes to the financial statements.

                                 OTC PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                                AUGUST 31, 2005

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS -- 95.4% (CONTINUED)
Trading Companies & Distributors - 0.3%
       630   Fastenal Co.                  $    38,165
                                           -----------
             TOTAL COMMON STOCKS (Cost
               $4,993,353)                 $11,181,518
                                           -----------

----------------------------------------------------------
FACE AMOUNT                                      VALUE
----------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.8%
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.4%
$   45,000   Federal Home Loan Bank
               Discount Note, 3.07%,
               09/16/2005                  $    44,935
    75,000   Federal Home Loan Bank
               Discount Note, 3.21%,
               09/28/2005                       74,805
    45,000   Federal Home Loan Bank
               Discount Note, 2.97%,
               11/02/2005                       44,718
                                           -----------
             TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS
               (Cost $164,463)             $   164,458
                                           -----------

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
MONEY MARKET FUND -- 0.4%
    40,680   Fidelity Institutional
               Money Market Portfolio      $    40,680
                                           -----------
             TOTAL MONEY MARKET FUND
               (Cost $40,680)              $    40,680
                                           -----------
             TOTAL SHORT-TERM
               INVESTMENTS - 1.8%
               (Cost $205,143)             $   205,138
                                           -----------
             TOTAL INVESTMENTS - 97.2%
               (Cost $5,198,495)           $11,386,656
             Other Assets in Excess of
               Liabilities - 2.8%              330,152
                                           -----------
             TOTAL NET ASSETS - 100.0%     $11,716,808
                                           ===========

Percentages are calculated as a percent of net assets.

ADR American Depository Receipt

* Non-income producing security.

                     See notes to the financial statements.

                                 OTC PLUS FUND
                    SCHEDULE OF FUTURES CONTRACTS PURCHASED

                                AUGUST 31, 2005

-------------------------------------------------------------
                                               UNREALIZED
CONTRACTS                                    APPRECIATION
-------------------------------------------------------------
  FUTURES CONTRACTS PURCHASED
   22       NASDAQ 100 Index Futures
              Contracts Expiring
              September 2005 (Underlying
              Face Amount at Market Value
              $3,484,800)                     $  82,861
                                              =========

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
                            SCHEDULE OF INVESTMENTS

                                AUGUST 31, 2005

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
SHORT-TERM INVESTMENTS -- 80.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 74.7%
$  820,000    Federal Home Loan Bank
                Discount Note,
                3.07%, 09/16/2005         $   818,825
                                          -----------
 5,480,000    Federal Home Loan Bank
                Discount Note,
                3.21%, 09/28/2005           5,465,718
                                          -----------
 5,375,000    Federal Home Loan Bank
                Discount Note,
                2.97%, 11/02/2005           5,341,372
                                          -----------
              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $11,626,449)        $11,625,915
                                          -----------

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
MONEY MARKET FUND -- 5.7%
   890,303    Fidelity Institutional
                Money Market Portfolio    $   890,303
                                          -----------
              TOTAL MONEY MARKET FUND
                (Cost $890,303)           $   890,303
                                          -----------
              TOTAL SHORT-TERM
                INVESTMENTS - 80.4%
                (Cost $12,516,752)        $12,516,218
              Other Assets in Excess
                of Liabilities - 19.6%      3,057,032
                                          -----------
              TOTAL NET ASSETS -100.0%    $15,573,250
                                          ===========

Percentages are calculated as a percent of net assets.

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
                    SCHEDULE OF FUTURES CONTRACTS PURCHASED
                                AUGUST 31, 2005

-----------------------------------------------------------
                                             UNREALIZED
CONTRACTS                                  APPRECIATION
-----------------------------------------------------------
FUTURES CONTRACTS PURCHASED
    8       Russell 2000 Index Futures
              Contracts Expiring
              September 2005
              (Underlying Face Amount
              at Market Value
              $2,668,000)                    $12,339
                                             =======

                              SMALL CAP PLUS FUND
                  SCHEDULE OF EQUITY SWAP CONTRACTS PURCHASED
                                AUGUST 31, 2005

--------------------------------------------------------------------------------------------------------
                                                               NOTIONAL   TERMINATION     UNREALIZED
COUNTERPARTY           REFERENCE ENTITY    # OF CONTRACTS        AMOUNT          DATE   DEPRECIATION
--------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.  Russell 2000 Index       25,259      $16,835,569    5/17/2006     $(272,464)
                                                                                         =========

                     See notes to the financial statements.

                              SMALL CAP/SHORT FUND

                                August 31, 2005

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
SHORT-TERM INVESTMENTS -- 85.8%
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 84.8%
$9,755,000    Federal Home Loan Bank
                Discount Note,
                3.07%, 09/16/2005         $ 9,741,018
19,080,000    Federal Home Loan Bank
                Discount Note,
                3.21%, 09/28/2005          19,030,273
11,775,000    Federal Home Loan Bank
                Discount Note,
                2.97%, 11/02/2005          11,701,333
                                          -----------
              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $40,473,793)        $40,472,624
                                          -----------

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
MONEY MARKET FUND -- 1.0%
   488,178    Fidelity Institutional
                Money Market Portfolio    $   488,178
                                          -----------
              TOTAL MONEY MARKET FUND
                (Cost $488,178)           $   488,178
                                          -----------
              TOTAL SHORT-TERM
                INVESTMENTS - 85.8%
                (Cost $40,961,971)        $40,960,802
              Other Assets in Excess
                of Liabilities - 14.2%      6,752,009
                                          -----------
              TOTAL NET ASSETS -100.0%    $47,712,811
                                          ===========

Percentages are calculated as a percent of net assets.

                     See notes to the financial statements.

                              SMALL CAP/SHORT FUND
                      SCHEDULE OF SHORT FUTURES CONTRACTS
                                AUGUST 31, 2005

-----------------------------------------------------------
                                             UNREALIZED
CONTRACTS                                  DEPRECIATION
-----------------------------------------------------------
SHORT FUTURES CONTRACTS
   56       Russell 2000 Index Futures
              Contracts Expiring
              September 2005
              (Underlying Face Amount
              at Market Value
              $18,676,000)                  $(168,752)
                                            =========

                              SMALL CAP/SHORT FUND
                    SCHEDULE OF SHORT EQUITY SWAP CONTRACTS
                                AUGUST 31, 2005

-------------------------------------------------------------------------------------------------------
                                                               NOTIONAL   TERMINATION    UNREALIZED
COUNTERPARTY           REFERENCE ENTITY    # OF CONTRACTS        AMOUNT          DATE  DEPRECIATION
-------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.  Russell 2000 Index      115,282       75,763,223     3/14/2006  $(1,011,632)
                                                                                       ===========

                     See notes to the financial statements.

                                DOW 30 PLUS FUND
                            SCHEDULE OF INVESTMENTS

                                AUGUST 31, 2005

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS -- 90.3%
Aerospace & Defense - 10.7%
   4,352    Boeing Co.                      $  291,671
   4,352    Honeywell International,
              Inc.                             166,595
   4,352    United Technologies Corp.          217,600
                                            ----------
                                               675,866
                                            ----------
Automobiles - 2.3%
   4,352    General Motors Corp.               148,795
                                            ----------
Beverages - 3.0%
   4,352    The Coca-Cola Co.                  191,488
                                            ----------
Chemicals - 2.7%
   4,352    EI Du Pont de Nemours & Co.        172,209
                                            ----------
Computers & Peripherals - 9.2%
   4,352    Hewlett-Packard Co.                120,812
   4,352    Intel Corp.                        111,933
   4,352    International Business
              Machines Corp.                   350,858
                                            ----------
                                               583,603
                                            ----------
Financial Services - 9.1%
   4,352    American Express Co.               240,404
   4,352    Citigroup, Inc.                    190,487
   4,352    J.P. Morgan Chase & Co.            147,489
                                            ----------
                                               578,380
                                            ----------
Food & Staples Retailing - 3.1%
   4,352    Wal-Mart Stores, Inc.              195,666
                                            ----------
Household Products - 3.8%
   4,352    Procter & Gamble Co.               241,449
                                            ----------
Industrial Conglomerates - 7.2%
   4,352    3M Co.                             309,645
   4,352    General Electric Co.               146,271
                                            ----------
                                               455,916
                                            ----------

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Insurance - 4.1%
   4,352    American International Group,
              Inc.                          $  257,638
                                            ----------
Machinery - 3.8%
   4,352    Caterpillar, Inc.                  241,492
                                            ----------
Media - 1.7%
   4,352    The Walt Disney Co.                109,627
                                            ----------
Metals & Mining - 1.8%
   4,352    Alcoa, Inc.                        116,590
                                            ----------
Oil, Gas & Consumable Fuels - 4.1%
   4,352    Exxon Mobil Corp.                  260,685
                                            ----------
Pharmaceuticals - 8.0%
   4,352    Johnson & Johnson                  275,873
   4,352    Merck & Co., Inc.                  122,857
   4,352    Pfizer, Inc.                       110,846
                                            ----------
                                               509,576
                                            ----------
Restaurants - 2.2%
   4,352    McDonald's Corp.                   141,222
                                            ----------
Software - 1.9%
   4,352    Microsoft Corp.                    119,245
                                            ----------
Specialty Retail - 2.8%
   4,352    Home Depot, Inc.                   175,473
                                            ----------
Telecommunication Services - 3.9%
   4,352    SBC Communications, Inc.           104,796
   4,352    Verizon Communications, Inc.       142,354
                                            ----------
                                               247,150
                                            ----------
Tobacco - 4.9%
   4,352    Altria Group, Inc.                 307,686
                                            ----------
            TOTAL COMMON STOCKS
              (Cost $3,685,540)             $5,729,756
                                            ----------

                     See notes to the financial statements.

                                DOW 30 PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                                AUGUST 31, 2005

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
SHORT-TERM INVESTMENTS -- 8.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.1%
 $100,000      Federal Home Loan Bank
                 Discount Note, 3.07%,
                 09/16/2005                $   99,856
  180,000      Federal Home Loan Bank
                 Discount Note, 3.21%,
                 09/28/2005                   179,531
  110,000      Federal Home Loan Bank
                 Discount Note, 2.97%,
                 11/02/2005                   109,312
                                           ----------
               TOTAL U.S. GOVERNMENT
                 AGENCY OBLIGATIONS
                 (Cost $388,710)           $  388,699
                                           ----------

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
MONEY MARKET FUND -- 1.9%
119,398    Fidelity Institutional Money
             Market Portfolio               $  119,398
                                            ----------
           TOTAL MONEY MARKET FUND (Cost
             $119,398)                      $  119,398
                                            ----------
           TOTAL SHORT-TERM
             INVESTMENTS - 8.0% (Cost
             $508,108)                      $  508,097
           TOTAL INVESTMENTS - 98.3%
             (Cost $4,193,648)              $6,237,853
           Other Assets in Excess of
             Liabilities - 1.7%                105,166
                                            ----------
           TOTAL NET ASSETS - 100.0%        $6,343,019
                                            ==========

Percentages are calculated as a percent of net assets.

                     See notes to the financial statements.

                                DOW 30 PLUS FUND
                    SCHEDULE OF FUTURES CONTRACTS PURCHASED
                                AUGUST 31, 2005

-----------------------------------------------------------
                                             UNREALIZED
CONTRACTS                                  DEPRECIATION
-----------------------------------------------------------
FUTURES CONTRACTS PURCHASED
   21       Dow Jones Industrial
              Average Index Futures
              Contracts Expiring
              September 2005
              (Underlying Face Amount
              at Market Value
              $2,201,850)                    $(16,815)
                                             ========

                     See notes to the financial statements.

                                CONTRABOND FUND

                                August 31, 2005

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
SHORT-TERM INVESTMENTS -- 296.8%
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 98.6%
$8,560,000     Federal Home Loan Bank
                 Discount Note, 3.07%,
                 09/16/2005               $ 8,547,731
16,730,000     Federal Home Loan Bank
                 Discount Note, 3.21%,
                 09/28/2005                16,686,397
10,320,000     Federal Home Loan Bank
                 Discount Note, 2.97%,
                 11/02/2005                10,255,436
                                          -----------
               TOTAL U.S. GOVERNMENT
                 AGENCY OBLIGATIONS
                 (Cost $35,490,589)       $35,489,564
                                          -----------

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
MONEY MARKET FUND -- 4.1%
 1,476,372     Fidelity Institutional
                 Money Market Portfolio  $  1,476,372
                                         ------------
               TOTAL MONEY MARKET FUND
                 (Cost $1,476,372)       $  1,476,372
                                         ------------

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
REPURCHASE AGREEMENTS -- 194.1%
$44,662,500    Mizuho Repurchase
                 Agreement, 2.80%,
                 9/01/2005 (Dated
                 8/31/2005,
                 Collateralized by U.S.
                 Treasury Note, 4.125%,
                 due 5/15/2015 valued
                 at $45,302,344.
                 Repurchase proceeds
                 are $44,662,500.)       $ 44,662,500
25,218,750     Mizuho Repurchase
                 Agreement, 3.25%,
                 9/01/2005 (Dated
                 8/31/2005,
                 Collateralized by U.S.
                 Treasury Note, 4.25%,
                 due 11/15/2014 valued
                 at $25,421,875.
                 Repurchase proceeds
                 are $25,218,750.)         25,218,750
                                         ------------
               TOTAL REPURCHASE
                 SECURITIES (Cost
                 $69,881,250)            $ 69,881,250
                                         ------------
               TOTAL SHORT-TERM
                 INVESTMENTS - 296.8%
                 (Cost $106,848,211)     $106,847,186
               Liabilities in Excess of
                 Other
                 Assets - (196.8)%        (70,853,072)
                                         ------------
               TOTAL NET ASSETS -100.0%  $ 35,994,114
                                         ============

Percentages are calculated as a percent of net assets.

                     See notes to the financial statements.

                                CONTRABOND FUND
                      SCHEDULE OF SHORT FUTURES CONTRACTS
                                AUGUST 31, 2005

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   APPRECIATION
------------------------------------------------------------
SHORT FUTURES CONTRACTS
   16        U.S. Treasury 10-Year Note
               Futures Contracts
               Expiring December 2005
               (Underlying Face Amount
               at Market Value
               $1,793,000)                      $428
                                                ====

                                CONTRABOND FUND
                       SCHEDULE OF SECURITIES SOLD SHORT
                                AUGUST 31, 2005

-----------------------------------------------------------
PRINCIPAL AMOUNT                                  VALUE
-----------------------------------------------------------
U.S. TREASURY OBLIGATIONS
                   U.S. Treasury Notes:
  $25,000,000        4.25%, 11/15/2014      $25,421,875
   45,000,000        4.125%, 05/15/2015      45,302,344
                                            -----------
                   TOTAL SECURITIES SOLD
                     SHORT (Proceeds
                     $69,899,443)           $70,724,219
                                            ===========

                     See notes to the financial statements.

                               10 YEAR PLUS FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2005

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
INVESTMENT COMPANY -- 92.5%
13,000    iShares Lehman 7-10 Year
            Treasury Bond Fund              $1,120,860
                                            ----------
          TOTAL INVESTMENT COMPANIES
            (Cost $1,104,544)               $1,120,860
                                            ----------

----------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.1%
MONEY MARKET FUND -- 5.1%
61,614    Fidelity Institutional Money
            Market Portfolio                $   61,614
                                            ----------
          TOTAL SHORT-TERM INVESTMENTS
            (Cost $61,614)                  $   61,614
                                            ----------
          TOTAL INVESTMENTS - 97.6%
            (Cost $1,166,158)               $1,182,474
          Other Assets in Excess of
            Liabilities - 2.4%                  29,660
                                            ----------
          TOTAL NET ASSETS - 100.0%         $1,212,134
                                            ==========

Percentages are calculated as a percent of net assets.

                     See notes to the financial statements.

                               10 YEAR PLUS FUND
                    SCHEDULE OF FUTURES CONTRACTS PURCHASED
                                AUGUST 31, 2005

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   APPRECIATION
------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
   11        U.S. Treasury 10-Year Note
               Futures Contracts
               Expiring September 2005
               (Underlying Face Amount
               at Market Value
               $1,241,969)                    $18,966
                                              =======

                     See notes to the financial statements.

                              DYNAMIC HY BOND FUND
                            SCHEDULE OF INVESTMENTS

                                AUGUST 31, 2005

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
CORPORATE BONDS -- 49.7%
Chemicals - 1.5%
$3,000,000    Lyondell Chemical Co.,
                9.625%, 05/01/2007       $  3,180,000
                                         ------------
Financial Institutions - 1.4%
 3,000,000    Ford Motor Credit Co.,
                7.00%, 10/01/2013           2,880,192
                                         ------------
Grantor Trust - 36.6%
47,520,000    Dow Jones CDX High
                Yield Note, 2004-1,
                8.25%, 06/29/2010
                (Cost - $47,639,800,
                Acquired - Various
                dates between
                05/24/2005 and
                08/22/2005)(1)             47,906,100
26,500,000    TRAINS High Yield Note,
                7.56%, 06/15/2015
                (Cost - $27,794,632;
                Acquired 07/20/2005
                and 08/24/2005)(1,2)       27,606,534
                                         ------------
                                           75,512,634
                                         ------------
Hotels And Motels - 5.1%
 2,000,000    Landrys Restaurants,
                Inc., 7.50%,
                12/15/2014                  1,965,000
   517,000    MGM Mirage, Inc.,
                9.375%, 02/15/2010            578,394
 2,000,000    MGM Mirage, Inc.,
                5.875%, 02/27/2014          1,940,000
 2,000,000    MGM Mirage, Inc.,
                6.625%, 07/15/2015
                (Cost - $2,027,474;
                Acquired - 08/25/2005)(1)    2,030,000
 1,000,000    Station Casinos, Inc.,
                6.875%, 03/01/2016          1,032,500
 3,000,000    Wynn Las Vegas, LLC,
                6.625%, 12/01/2014          2,932,500
                                         ------------
                                           10,478,394
                                         ------------
Oil & Gas - 3.1%
 2,000,000    Chesapeake Energy Corp.
                6.625%, 01/15/2016
                (Cost $2,088,401;
                Acquired
                06/01/2005)(1)              2,060,000
 1,000,000    El Paso Corp., 7.875%,
                06/15/2012                  1,045,000

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
Oil & Gas (Continued)
$3,000,000    The Williams Companies,
                Inc. 8.125%,
                03/15/2012               $  3,363,750
                                         ------------
                                            6,468,750
                                         ------------
Refuse Systems - 0.5%
 1,000,000    Allied Waste North
                America, 7.375%,
                04/15/2014                    945,000
                                         ------------
Telecommunications - 1.5%
 3,000,000    Intelsat Ltd., 8.25%,
                01/15/2013
                (Cost - $3,115,262;
                Acquired 05/31/2005
                and 08/24/2005)(1,3)        3,067,500
                                         ------------
              TOTAL CORPORATE BONDS
                (Cost $102,404,577)      $102,532,470
                                         ------------
---------------------------------------------------------
SHARES                                         VALUE
---------------------------------------------------------
SHORT-TERM INVESTMENTS -- 42.9%
MONEY MARKET FUND -- 42.9%
88,690,431    Federated Prime
                Obligations
                Fund - Class I           $ 88,690,431
                                         ------------
              TOTAL SHORT-TERM
                INVESTMENTS
                (Cost $88,690,431)       $ 88,690,431
                                         ------------
              TOTAL INVESTMENTS -
                92.6% (Cost
                $191,095,008)            $191,222,901
              Other Assets in Excess
                of Liabilities - 7.4%      15,325,097
                                         ------------
              TOTAL NET ASSETS - 100%    $206,547,998
                                         ============

Percentages are calculated as a percent of net assets.
(1) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At August 31, 2005, the market value of 144A securities was $82,670,134 or 40.0% of net assets.
(2) Variable Rate Security.
(3) Foreign Security.

                     See notes to the financial statements.

                              DYNAMIC HY BOND FUND
                        SCHEDULE OF CREDIT DEFAULT SWAPS

                                AUGUST 31, 2005

-------------------------------------------------------------------------------------------------------------------------
                                                        BUY/SELL    PAY/RECEIVE    NOTIONAL     EXPIRATION    UNREALIZED
COUNTERPARTY                  REFERENCE ENTITY         PROTECTION   FIXED RATE      AMOUNT         DATE      APPRECIATION
-------------------------------------------------------------------------------------------------------------------------
Bear Stearns & Co, Inc  Dow Jones CDX                     Sell         3.60%      $29,700,000   6/20/2010      $249,480
Morgan Stanley Dean
  Witter & Co           Dow Jones CDX                     Sell         3.60%       29,700,000   6/20/2010       571,230
                                                                                                               --------
                                                                                                               $820,710
                                                                                                               ========

                     See notes to the financial statements.

                              COMMODITY BULL FUND
                            SCHEDULE OF INVESTMENTS

                                AUGUST 31, 2005

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
SHORT-TERM INVESTMENTS -- 85.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS 81.7%
$7,220,000    Federal Home Loan Bank
                Discount Note, 3.07%,
                09/16/2005                $ 7,209,651
13,520,000    Federal Home Loan Bank
                Discount Note, 3.21%,
                09/28/2005                 13,484,764
 8,035,000    Federal Home Loan Bank
                Discount Note, 2.97%,
                11/02/2005                  7,984,731
                                          -----------
              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $28,679,944)        $28,679,146
                                          ===========
---------------------------------------------------------
SHARES                                         VALUE
---------------------------------------------------------
MONEY MARKET FUND 3.6%
 1,249,426    Fidelity Institutional
                Money Market Portfolio    $ 1,249,426
                                          -----------
              TOTAL MONEY MARKET FUND
                (Cost $1,249,426)         $ 1,249,426
                                          -----------
              TOTAL SHORT-TERM
                INVESTMENTS - 85.3%
                (Cost $29,929,370)        $29,928,572
              Other Assets in Excess of
                Liabilities - 14.7%         5,161,815
                                          -----------
              TOTAL NET ASSETS - 100.0%   $35,090,387
                                          ===========

Percentages are calculated as a percent of net assets.

                              COMMODITY BULL FUND
                    SCHEDULE OF FUTURES CONTRACTS PURCHASED

                                AUGUST 31, 2005

--------------------------------------------------------------
                                                UNREALIZED
                                             APPRECIATION/
CONTRACTS                                   (DEPRECIATION)
--------------------------------------------------------------
   FUTURES CONTRACTS PURCHASED
    9        Corn Futures Contracts
               Expiring December 2005
               (Underlying Face Amount
               at Market Value $97,425)       $   (1,254)
  133        Goldman Sachs Index Futures
               Contracts
               Expiring September 2005
               (Underlying Face Amount
               at Market Value
               $15,431,325)                    1,169,139

--------------------------------------------------------------
                                                UNREALIZED
                                             APPRECIATION/
CONTRACTS                                   (DEPRECIATION)
--------------------------------------------------------------
   13        Soybean Futures Contracts
               Expiring November 2005
               (Underlying Face Amount
               at Market Value $389,188)      $  (17,205)
                                              ----------
             Total Unrealized
               Appreciation on Futures
               Contracts Purchased            $1,150,680
                                              ==========

                              COMMODITY BULL FUND
                    SCHEDULE OF SHORT EQUITY SWAP CONTRACTS

                                AUGUST 31, 2005

-------------------------------------------------------------------------------------------------------------
                                                             # OF     NOTIONAL     TERMINATION    UNREALIZED
COUNTERPARTY                   REFERENCE ENTITY             SHARES     AMOUNT         DATE       APPRECIATION
-------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co    GSCI Reduced Energy Total Return
                      Index                                 3,450    $16,000,000     9/28/05      $2,118,562
                                                                                                  ==========

                     See notes to the financial statements.

                       U.S. GOVERNMENT MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS

                                AUGUST 31, 2005

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
SHORT-TERM INVESTMENTS -- 135.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS 135.1%
$6,110,000    Federal Home Loan Bank
                Discount Note, 3.07%,
                09/16/2005                $ 6,101,242
11,920,000    Federal Home Loan Bank
                Discount Note, 3.21%,
                09/28/2005                 11,888,934
 7,350,000    Federal Home Loan Bank
                Discount Note, 2.97%,
                11/02/2005                  7,304,746
                                          -----------
              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS (Cost
                $25,294,922)              $25,294,922
                                          -----------
---------------------------------------------------------
SHARES                                         VALUE
---------------------------------------------------------
MONEY MARKET FUND 0.5%
    90,719    Fidelity Institutional
                Money Market Portfolio    $    90,719
                                          -----------
              TOTAL MONEY MARKET FUND
                (Cost $90,719)            $    90,719
                                          -----------
              TOTAL SHORT-TERM
                INVESTMENTS - 135.6%
                (Cost $25,385,641)        $25,385,641
              Liabilities in Excess of
                Other Assets - (35.6)%    $(6,667,937)
                                          -----------
              TOTAL NET ASSETS - 100.0%   $18,717,704
                                          ===========

Percentages are calculated as a percent of net assets.

                     See notes to the financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 2005

POTOMAC FUNDS                                                   U.S./SHORT        OTC PLUS        SMALL CAP PLUS
                                                                   FUND             FUND               FUND
                                                               ------------     -------------     --------------
ASSETS:
Investments, at market value (Note 2).......................   $  3,950,304     $  11,386,656      $ 12,516,218
Cash........................................................         10,133             8,603            49,692
Receivable for Fund shares sold.............................         11,000             9,400         6,817,602
Receivable from Advisor.....................................         26,666            18,535            16,627
Unrealized appreciation for swaps...........................             --                --           279,450
Variation margin receivable.................................             --            22,750            23,682
Deposit at broker for futures...............................         97,650           330,000            54,000
Deposit at broker for swaps.................................        270,000                --         1,652,627
Dividends and interest receivable...........................          2,044             7,863             7,609
Other assets................................................          4,929            11,567            10,800
                                                               ------------     -------------      ------------
    Total Assets............................................      4,372,726        11,795,374        21,428,307
                                                               ------------     -------------      ------------
LIABILITIES:
Payable for Fund shares redeemed............................         55,002            42,165         5,814,033
Unrealized depreciation for swaps...........................          1,410                --                --
Variation margin payable....................................         19,555                --                --
Accrued expenses and other liabilities......................         33,431            36,401            41,024
                                                               ------------     -------------      ------------
    Total Liabilities.......................................        109,398            78,566         5,855,057
                                                               ------------     -------------      ------------
NET ASSETS..................................................   $  4,263,328     $  11,716,808      $ 15,573,250
                                                               ============     =============      ============
NET ASSETS CONSIST OF:
Capital stock...............................................   $ 15,477,312     $ 108,744,213      $ 31,367,649
Accumulated undistributed net investment income (loss)......           (413)            3,026            21,098
Accumulated undistributed net realized gain (loss) on
  investments...............................................    (11,230,090)     (103,301,453)      (15,554,838)
Net unrealized appreciation (depreciation) on investments...         16,519         6,271,022          (260,659)
                                                               ------------     -------------      ------------
    Total Net Assets........................................   $  4,263,328     $  11,716,808      $ 15,573,250
                                                               ============     =============      ============
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR CLASS:
Net assets..................................................   $  4,263,328     $  11,716,808      $ 15,573,250
Shares outstanding (unlimited shares of beneficial interest
  authorized, no par value).................................        153,371           265,425           275,142
Net Asset Value, Redemption Price and Offering Price Per
  Share.....................................................   $      27.80     $       44.14      $      56.60
                                                               ============     =============      ============
Cost of Investments.........................................   $  3,950,388     $   5,198,495      $ 12,516,752
                                                               ============     =============      ============

                     See notes to the financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 2005

POTOMAC FUNDS                                                  SMALL CAP/SHORT     DOW 30 PLUS
                                                                    FUND               FUND
                                                               ---------------     ------------
ASSETS:
Investments, at market value (Note 2).......................    $ 40,960,802       $  6,237,853
Cash........................................................         140,151              1,328
Receivable for Fund shares sold.............................         135,001              5,508
Receivable from Advisor.....................................              --             24,283
Variation margin receivable.................................              --             14,700
Deposit at broker for futures...............................         823,500             81,900
Deposit at broker for swaps.................................       8,252,521                 --
Dividends and interest receivable...........................          15,244             18,327
Other assets................................................          15,823              6,344
                                                                ------------       ------------
    Total Assets............................................      50,343,042          6,390,243
                                                                ------------       ------------
LIABILITIES:
Payable for Fund shares redeemed............................         637,870             13,313
Payable to Advisor..........................................           3,805                 --
Unrealized Depreciation for swaps...........................       1,541,039                 --
Variation margin payable....................................         404,445                 --
Accrued expenses and other liabilities......................          43,072             33,911
                                                                ------------       ------------
    Total Liabilities.......................................       2,630,231             47,224
                                                                ------------       ------------
NET ASSETS..................................................    $ 47,712,811       $  6,343,019
                                                                ============       ============
NET ASSETS CONSIST OF:
Capital stock...............................................    $ 73,518,239       $ 33,030,479
Accumulated undistributed net investment income (loss)......         238,733             63,812
Accumulated undistributed net realized gain (loss) on
  investments...............................................     (24,862,608)       (28,778,662)
Net unrealized appreciation (depreciation) on investments...      (1,181,553)         2,027,390
                                                                ------------       ------------
    Total Net Assets........................................    $ 47,712,811       $  6,343,019
                                                                ============       ============
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR CLASS:
Net assets..................................................    $ 47,712,811       $  6,343,019
Shares outstanding (unlimited shares of beneficial interest
  authorized, no par value).................................       2,399,660            200,115
Net Asset Value, Redemption Price and Offering Price Per
  Share.....................................................    $      19.88       $      31.70
                                                                ============       ============
Cost of Investments.........................................    $ 40,961,971       $  4,193,648
                                                                ============       ============

                     See notes to the financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 2005

POTOMAC FUNDS                                              CONTRABOND     10 YEAR PLUS
                                                              FUND            FUND
                                                          ------------    ------------
ASSETS:
Investments, at market value (Note 2)...................  $ 36,965,936     $1,182,474
Repurchase securities                                       69,881,250             --
Cash....................................................       122,869             --
Receivable for Fund shares sold.........................       638,709         17,000
Receivable from Advisor.................................            --         17,798
Variation margin receivable.............................            --          4,684
Deposit at broker for futures...........................        12,000          8,250
Dividends and interest receivable.......................       115,380             56
Other assets............................................        11,593         11,742
                                                          ------------     ----------
    Total Assets........................................   107,747,737      1,242,004
                                                          ------------     ----------
LIABILITIES:
Securities sold short, at value (Proceeds of
  $69,899,443, $0)......................................    70,724,219             --
Interest payable for short sales........................       864,521             --
Payable for Fund shares redeemed........................        94,281             --
Payable to Advisor......................................        10,102             --
Variation margin payable................................         7,392             --
Accrued expenses and other liabilities..................        53,108         29,870
                                                          ------------     ----------
    Total Liabilities...................................    71,753,623         29,870
                                                          ------------     ----------
NET ASSETS..............................................  $ 35,994,114     $1,212,134
                                                          ============     ==========
NET ASSETS CONSIST OF:
Capital stock...........................................  $ 38,918,823     $1,182,408
Accumulated undistributed net investment income
  (loss)................................................            --         19,115
Accumulated undistributed net realized gain (loss) on
  investments...........................................    (2,099,336)       (24,671)
Net unrealized appreciation (depreciation) on
  investments...........................................      (825,373)        35,282
                                                          ------------     ----------
    Total Net Assets....................................  $ 35,994,114     $1,212,134
                                                          ============     ==========
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR
  CLASS:
Net assets..............................................  $ 35,994,114     $1,212,134
Shares outstanding (unlimited shares of beneficial
  interest authorized, no par value)....................     2,114,994         57,843
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................  $      17.02     $    20.96
                                                          ============     ==========
Cost of Investments.....................................  $106,848,211     $1,166,158
                                                          ============     ==========

                     See notes to the financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 2005

                                                                                                   U.S. GOVERNMENT
POTOMAC FUNDS                                                   DYNAMIC HY      COMMODITY BULL      MONEY MARKET
                                                                BOND FUND            FUND               FUND
                                                               ------------     --------------     ---------------
ASSETS:
Investments, at market value (Note 2).......................   $191,222,901      $29,928,572         $25,385,641
Cash........................................................       410,952            97,849              87,542
Receivable for Fund shares sold.............................     1,808,610         2,723,529              45,757
Receivable for investments sold.............................    15,396,356                --                  --
Receivable from Advisor.....................................         8,187                --               2,766
Unrealized Appreciation on swaps............................       474,210         2,118,562                  --
Deposit at broker for futures...............................            --           383,450                  --
Dividends and interest receivable...........................     2,681,256             3,874                 157
Other assets................................................        20,328            14,004              22,766
                                                               ------------      -----------         -----------
    Total Assets............................................   212,022,800        35,269,840          25,544,629
                                                               ------------      -----------         -----------
LIABILITIES:
Payable for investments purchased...........................     2,047,375                --                  --
Payable for Fund shares redeemed............................     3,242,730            21,164           6,785,453
Payable to Advisor..........................................            --            16,127                  --
Variation margin payable....................................            --            95,980                  --
Accrued distribution expense................................        58,373                --                  --
Accrued expenses and other liabilities......................       126,324            46,182              41,472
                                                               ------------      -----------         -----------
    Total Liabilities.......................................     5,474,802           179,453           6,826,925
                                                               ------------      -----------         -----------
NET ASSETS..................................................   $206,547,998      $35,090,387         $18,717,704
                                                               ============      ===========         ===========
NET ASSETS CONSIST OF:
Capital stock...............................................   $206,788,394      $31,966,183         $18,705,821
Accumulated undistributed net investment income (loss)......     1,371,822            86,724              14,962
Accumulated undistributed net realized gain (loss) on
  investments...............................................    (2,560,821)         (260,964)             (3,079)
Net unrealized appreciation (depreciation) on investments...       948,603         3,268,444                  --
                                                               ------------      -----------         -----------
    Total Net Assets........................................   $206,547,998      $35,090,387         $18,717,704
                                                               ============      ===========         ===========
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR CLASS:
    Net assets..............................................   $206,547,998      $35,090,387         $18,717,704
    Shares outstanding (unlimited shares of beneficial
      interest authorized, no par value)....................    10,868,126         1,402,211          18,717,454
    Net Asset Value, Redemption Price and Offering Price Per
      Share.................................................   $     19.00       $     25.03         $      1.00
                                                               ============      ===========         ===========
Cost of Investments.........................................   $191,095,008      $29,929,370         $25,385,641
                                                               ============      ===========         ===========

                     See notes to the financial statements.

                            STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2005

POTOMAC FUNDS                                                 U.S./SHORT     OTC PLUS     SMALL CAP    SMALL CAP/
                                                                 FUND          FUND       PLUS FUND    SHORT FUND
                                                              -----------   ----------   -----------   -----------
INVESTMENT INCOME:
Dividend income (net of foreign withholding tax of $446 for
  the OTC Plus Fund)........................................  $       842   $  173,952   $    23,433   $        --
Interest income.............................................       80,177       14,319       431,749       285,242
                                                              -----------   ----------   -----------   -----------
    Total investment income.................................       81,019      188,271       455,182       285,242
                                                              -----------   ----------   -----------   -----------
EXPENSES:
Investment advisory fees....................................       41,480       96,445       156,931        97,808
Distribution expenses.......................................           --       16,583        53,659            --
Administration fees.........................................       19,342       22,011        24,649        21,366
Shareholder servicing fees..................................        2,512        6,995        11,006         6,437
Fund accounting fees........................................       23,774       28,291        25,505        24,127
Custody fees................................................        2,946        4,552         9,261         7,511
Federal and state registration..............................       21,588       21,218        50,059        49,640
Professional fees...........................................       20,238       22,485        25,011        21,594
Reports to shareholders.....................................        1,426        3,087         4,749         2,645
Directors' fees and expenses................................          448        1,366         2,083         1,893
Other.......................................................          718        2,005         3,258         1,683
                                                              -----------   ----------   -----------   -----------
    Total expenses before waiver, recoupment of expenses and
      dividends on short positions..........................      134,472      225,038       366,171       234,704
    Less: Waiver of expenses or recoupment from Advisor.....      (44,599)          --            --       (22,787)
                                                              -----------   ----------   -----------   -----------
    Net expenses before dividends on short positions........       89,873      225,038       366,171       211,917
    Dividends on short positions............................       63,282           --            --            --
                                                              -----------   ----------   -----------   -----------
    Net expenses............................................      153,155      225,038       366,171       211,917
                                                              -----------   ----------   -----------   -----------
NET INVESTMENT INCOME (LOSS)................................      (72,136)     (36,767)       89,011        73,325
                                                              -----------   ----------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...............................................          (62)   1,242,021       296,914           (60)
  Short positions...........................................   (1,778,105)          --            --            --
  Futures...................................................     (240,207)     406,699     1,680,519    (1,675,042)
  Swaps.....................................................        1,987           --       680,052    (2,887,794)
                                                              -----------   ----------   -----------   -----------
                                                               (2,016,387)   1,648,720     2,657,485    (4,562,896)
                                                              -----------   ----------   -----------   -----------
Change in net unrealized appreciation (depreciation) on:
  Investments...............................................          (84)     302,290          (534)       (1,169)
  Short positions...........................................    1,382,594           --            --            --
  Futures...................................................       54,641      207,200       (38,055)      152,268
  Swaps.....................................................       26,600           --       (32,190)   (1,010,826)
                                                              -----------   ----------   -----------   -----------
                                                                1,463,751      509,490       (70,779)     (859,727)
                                                              -----------   ----------   -----------   -----------
    Net realized and unrealized gain (loss) on
      investments...........................................     (552,636)   2,158,210     2,586,706    (5,422,623)
                                                              -----------   ----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $  (624,772)  $2,121,443   $ 2,675,717   $(5,349,298)
                                                              ===========   ==========   ===========   ===========

                     See notes to the financial statements.

                            STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2005

POTOMAC FUNDS                                                 DOW 30 PLUS   CONTRABOND    10 YEAR PLUS   DYNAMIC HY
                                                                 FUND          FUND           FUND        BOND FUND
                                                              -----------   -----------   ------------   -----------
INVESTMENT INCOME:
Dividend income.............................................   $ 221,346    $       --      $     32     $        --
Interest income.............................................      25,207     1,786,000        29,971      13,524,579
                                                               ---------    -----------     --------     -----------
    Total investment income.................................     246,553     1,786,000        30,003      13,524,579
                                                               ---------    -----------     --------     -----------
EXPENSES:
Advisory fees...............................................      78,061       225,694         5,118       1,832,299
Distribution expenses.......................................          --        97,646            --         977,226
Administration fees.........................................      21,385        27,771         8,141          90,408
Shareholder servicing fees..................................       5,691        16,864           493         115,873
Fund accounting fees........................................      25,425        26,155         9,618          54,221
Custody fees................................................       3,749        10,941         1,571          89,810
Federal and state registration..............................      21,842        36,389        11,165          48,817
Professional fees...........................................      21,909        25,815        19,145          91,833
Reports to shareholders.....................................       2,625        13,721         3,338          49,651
Directors' fees and expenses................................         992         3,498           108          22,231
Other.......................................................       7,034         4,609         1,415          27,882
                                                               ---------    -----------     --------     -----------
    Total expenses before waiver, recoupment of expenses and
      dividends or interest on short positions..............     188,713       489,103        60,112       3,400,251
    Less: Waiver of expenses or recoupment from Advisor.....      (6,571)       37,516       (49,224)             --
                                                               ---------    -----------     --------     -----------
    Net expenses before dividends or interest on short
      positions.............................................     182,142       526,619        10,888       3,400,251
    Dividends or interest on short positions................          --     1,597,945            --              --
                                                               ---------    -----------     --------     -----------
    Net expenses............................................     182,142     2,124,564        10,888       3,400,251
                                                               ---------    -----------     --------     -----------
NET INVESTMENT INCOME (LOSS)................................      64,411      (338,564)       19,115      10,124,328
                                                               ---------    -----------     --------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...............................................     717,274          (629)       (2,880)     (1,356,625)
  Short positions...........................................          --    (1,136,569)           --         (18,685)
  Futures...................................................      (4,129)     (193,802)      (21,791)             --
  Swaps.....................................................          --            --            --         116,414
                                                               ---------    -----------     --------     -----------
                                                                 713,145    (1,331,000)      (24,671)     (1,258,896)
                                                               ---------    -----------     --------     -----------
Change in net unrealized appreciation (depreciation) on:
  Investments...............................................    (380,613)       (1,025)       16,316      (1,491,877)
  Short positions...........................................          --      (824,776)           --              --
  Futures...................................................     (53,855)       75,501        18,966              --
  Swaps.....................................................          --            --            --         820,710
                                                               ---------    -----------     --------     -----------
                                                                (434,468)     (750,300)       35,282        (671,167)
                                                               ---------    -----------     --------     -----------
    Net realized and unrealized gain (loss) on
      investments...........................................     278,677    (2,081,300)       10,611      (1,930,063)
                                                               ---------    -----------     --------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................   $ 343,088    $(2,419,864)    $ 29,726     $ 8,194,265
                                                               =========    ===========     ========     ===========

(1) Commencement of operations.

                     See notes to the financial statements.

                            STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2005

POTOMAC FUNDS                                                                  U.S. GOVERNMENT
                                                              COMMODITY BULL    MONEY MARKET
                                                                   FUND             FUND
                                                              --------------   ---------------
INVESTMENT INCOME:
Dividend income.............................................    $       --        $     --
Interest income.............................................       211,867         711,586
                                                                ----------        --------
    Total investment income.................................       211,867         711,586
                                                                ----------        --------
EXPENSES:
Advisory fees...............................................        64,497         136,308
Administration fees.........................................        12,730          26,563
Shareholder servicing fees..................................         3,640          15,316
Fund accounting fees........................................        14,029          25,598
Custody fees................................................         2,853           9,827
Federal and state registration..............................        14,833          39,938
Professional fees...........................................        19,890          26,010
Reports to shareholders.....................................         1,209           5,838
Directors' fees and expenses................................           890           3,130
Other.......................................................         1,496           4,231
                                                                ----------        --------
    Total expenses before waiver, recoupment of expenses and
     dividends on short positions...........................       136,067         292,759
    Less: Waiver of expenses or recoupment from Advisor.....       (17,256)        (20,143)
                                                                ----------        --------
    Net expenses............................................       118,811         272,616
                                                                ----------        --------
NET INVESTMENT INCOME (LOSS)................................        93,056         438,970
                                                                ----------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...............................................           (25)             --
  Futures...................................................       389,174
  Swaps.....................................................      (686,156)             --
                                                                ----------        --------
                                                                  (297,007)             --
                                                                ----------        --------
Change in net unrealized appreciation (depreciation) on:
  Investments...............................................          (798)             --
  Futures...................................................     1,150,680              --
  Swaps.....................................................     2,118,562              --
                                                                ----------        --------
                                                                 3,268,444              --
                                                                ----------        --------
    Net realized and unrealized gain (loss) on
     investments............................................     2,971,437              --
                                                                ----------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $3,064,493        $438,970
                                                                ==========        ========

(1) Commencement of operations.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                AUGUST 31, 2005

                                                          U.S./SHORT FUND                      OTC PLUS FUND
                                                 ---------------------------------   ---------------------------------
POTOMAC FUNDS                                      Year Ended        Year Ended        Year Ended        Year Ended
                                                 August 31, 2005   August 31, 2004   August 31, 2005   August 31, 2004
                                                 ---------------   ---------------   ---------------   ---------------
OPERATIONS:
  Net investment income (loss).................   $    (72,136)     $   (226,750)     $    (36,767)     $    (303,441)
  Net realized gain (loss) on investments sold,
    securities sold short, futures and swaps...     (2,016,387)       (2,329,228)        1,648,720          3,924,032
  Change in unrealized appreciation
    (depreciation) on investments, short
    positions, futures and swaps...............      1,463,751           243,395           509,490         (4,256,000)
                                                  ------------      ------------      ------------      -------------
  Net increase (decrease) in net assets
    resulting from operations..................       (624,772)       (2,312,583)        2,121,443           (635,409)
                                                  ------------      ------------      ------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
  Net investment income........................
  Net realized gains...........................
      Total distributions......................
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
  Proceeds from shares sold....................     13,308,864        70,949,656        31,834,156        153,304,163
  Proceeds from shares issued to holders in
    reinvestment of dividends..................             --                --                --                 --
  Cost of shares redeemed......................    (17,504,722)      (71,184,996)      (34,136,530)      (169,863,894)
                                                  ------------      ------------      ------------      -------------
      Net increase (decrease) in net assets
        resulting from capital share
        transactions...........................     (4,195,858)         (235,340)       (2,302,374)       (16,559,731)
                                                  ------------      ------------      ------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS........     (4,820,630)       (2,547,923)         (180,931)       (17,195,140)
                                                  ------------      ------------      ------------      -------------
NET ASSETS:
  Beginning of period..........................      9,083,958        11,631,881        11,897,739         29,092,879
                                                  ------------      ------------      ------------      -------------
  End of period................................   $  4,263,328      $  9,083,958      $ 11,716,808      $  11,897,739
                                                  ============      ============      ============      =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END
  OF PERIOD....................................   $       (413)     $         --      $      3,026      $          --
                                                  ------------      ------------      ------------      -------------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                AUGUST 31, 2005

                                                        SMALL CAP PLUS FUND                SMALL CAP/SHORT FUND
                                                 ---------------------------------   ---------------------------------
POTOMAC FUNDS                                      Year Ended        Year Ended        Year Ended        Year Ended
                                                 August 31, 2005   August 31, 2004   August 31, 2005   August 31, 2004
                                                 ---------------   ---------------   ---------------   ---------------
OPERATIONS:
  Net investment income (loss).................   $      89,011     $    (524,813)    $      73,325     $    (197,757)
  Net realized gain (loss) on investments......       2,657,485        10,994,500        (4,562,896)      (10,311,591)
  Change in net unrealized appreciation
    (depreciation) on investments, short
    positions, futures and swaps...............         (70,779)       (3,131,886)         (859,727)          297,912
                                                  -------------     -------------     -------------     -------------
  Net increase (decrease) in net assets
    resulting from operations..................       2,675,717         7,337,801        (5,349,298)      (10,211,436)
                                                  -------------     -------------     -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
  Net investment income........................              --                --                --          (102,046)
  Net realized gains...........................              --                --                --                --
                                                  -------------     -------------     -------------     -------------
      Total distributions......................              --                --                --          (102,046)
                                                  -------------     -------------     -------------     -------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
  Proceeds from shares sold....................     258,041,281       326,816,193       226,494,496       509,319,232
  Proceeds from shares issued to holders in
    reinvestment of dividends..................              --                --                --            97,849
  Cost of shares redeemed......................    (253,406,389)     (379,716,954)     (181,161,319)     (508,650,464)
                                                  -------------     -------------     -------------     -------------
      Net increase (decrease) in net assets
        resulting from capital share
        transactions...........................       4,634,892       (52,900,761)       45,333,177           766,617
                                                  -------------     -------------     -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS........       7,310,609       (45,562,960)       39,983,879        (9,546,865)
                                                  -------------     -------------     -------------     -------------
NET ASSETS:
  Beginning of period..........................       8,262,641        53,825,601         7,728,932        17,275,797
                                                  -------------     -------------     -------------     -------------
  End of period................................   $  15,573,250     $   8,262,641     $  47,712,811     $   7,728,932
                                                  =============     =============     =============     =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END
  OF PERIOD....................................   $      21,098     $          --     $     238,733     $          --
                                                  -------------     -------------     -------------     -------------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                AUGUST 31, 2005

                                                      DOW 30 PLUS FUND                      CONTRABOND FUND
                                              ---------------------------------   ------------------------------------
POTOMAC FUNDS                                   Year Ended        Year Ended        Year Ended       May 17, 2004(1)
                                              August 31, 2005   August 31, 2004   August 31, 2005   to August 31, 2004
                                              ---------------   ---------------   ---------------   ------------------
OPERATIONS:
  Net investment income (loss)..............   $     64,411      $      69,907     $    (338,564)      $    (10,165)
  Net realized gain (loss) on investments...        713,145          2,360,474        (1,331,000)          (768,396)
  Change in net unrealized appreciation
    (depreciation) on investments, short
    positions, futures and swaps............       (434,468)          (902,300)         (750,300)           (75,073)
                                               ------------      -------------     -------------       ------------
  Net increase (decrease) in net assets
    resulting from operations...............        343,088          1,528,081        (2,419,864)          (853,634)
                                               ------------      -------------     -------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR
  CLASS:
  Net investment income.....................        (69,376)          (105,131)
  Net realized gains........................             --                 --                --                 --
                                               ------------      -------------     -------------       ------------
      Total distributions...................        (69,376)          (105,131)               --                 --
                                               ------------      -------------     -------------       ------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
  Proceeds from shares sold.................     36,339,462        108,884,148       166,659,456         17,287,428
  Proceeds from shares issued to holders in
    reinvestment of dividends...............         60,066            101,639                --                 --
  Cost of shares redeemed...................    (41,794,659)      (131,560,733)     (132,966,301)       (11,712,971)
                                               ------------      -------------     -------------       ------------
      Net increase (decrease) in net assets
        resulting from capital share
        transactions........................     (5,395,131)       (22,574,946)       33,693,155          5,574,457
                                               ------------      -------------     -------------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....     (5,121,419)       (21,151,996)       31,273,291          4,720,823
                                               ------------      -------------     -------------       ------------
NET ASSETS:
  Beginning of period.......................     11,464,438         32,616,434         4,720,823                 --
                                               ------------      -------------     -------------       ------------
  End of period.............................   $  6,343,019      $  11,464,438     $  35,994,114       $  4,720,823
                                               ============      =============     =============       ============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS),
  END OF PERIOD.............................   $     63,812      $      68,788     $          --       $         --
                                               ------------      -------------     -------------       ------------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                AUGUST 31, 2005

                                                             10 YEAR PLUS FUND            DYNAMIC HY BOND FUND
                                                             ------------------   ------------------------------------
POTOMAC FUNDS                                                March 31, 2005(1)      Year Ended       July 1, 2004(1)
                                                             to August 31, 2005   August 31, 2005   to August 31, 2004
                                                             ------------------   ---------------   ------------------
OPERATIONS:
  Net investment income (loss).............................     $     19,115      $   10,124,328       $    921,956
  Net realized gain (loss) on investments sold, securities
    sold short, futures and swaps..........................          (24,671)         (1,258,896)        (1,287,747)
  Change in unrealized appreciation (depreciation) on
    investments, short positions, futures and swaps........           35,282            (671,167)         1,619,770
                                                                ------------      ---------------      ------------
  Net increase (decrease) in net assets resulting from
    operations.............................................           29,726           8,194,265          1,253,979
                                                                ------------      ---------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS -- INVESTOR CLASS:
  Net investment income....................................               --          (9,688,642)                --
  Net realized gains.......................................               --                  --                 --
                                                                ------------      ---------------      ------------
      Total distributions..................................               --          (9,688,642)                --
                                                                ------------      ---------------      ------------
CAPITAL SHARE TRANSACTIONS -- INVESTOR CLASS:
  Proceeds from shares sold................................       27,405,589       1,788,715,403        338,457,051
  Proceeds from shares issued to holders in reinvestment of
    dividends..............................................               --           8,129,410                 --
  Cost of shares redeemed..................................      (26,223,181)     (1,840,043,092)       (88,470,376)
                                                                ------------      ---------------      ------------
      Net increase (decrease) in net assets resulting from
        capital share transactions.........................        1,182,408         (43,198,279)       249,986,675
                                                                ------------      ---------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS....................        1,212,134         (44,692,656)       251,240,654
                                                                ------------      ---------------      ------------
NET ASSETS:
  Beginning of period......................................               --         251,240,654                 --
                                                                ------------      ---------------      ------------
  End of period............................................     $  1,212,134      $  206,547,998       $251,240,654
                                                                ============      ===============      ============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF
  PERIOD...................................................     $     19,115      $    1,371,822       $    921,944
                                                                ------------      ---------------      ------------

(1) Commencement of operations.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                AUGUST 31, 2005

                                                                 COMMODITY BULL            U.S. GOVERNMENT MONEY
                                                                      FUND                      MARKET FUND
                                                              --------------------   ---------------------------------
POTOMAC FUNDS                                                 February 17, 2005(1)     Year Ended        Year Ended
                                                               to August 31, 2005    August 31, 2005   August 31, 2004
                                                              --------------------   ---------------   ---------------
OPERATIONS:
  Net investment income (loss)..............................      $     93,056        $     438,970     $      22,685
  Net realized gain (loss) on investments sold, securities
    sold short, futures and swaps...........................          (297,007)                  --                 2
  Change in unrealized appreciation (depreciation) on
    investments, short positions, futures and swaps.........         3,268,444                   --                --
                                                                  ------------        -------------     -------------
  Net increase (decrease) in net assets resulting from
    operations..............................................         3,064,493              438,970            22,687
                                                                  ------------        -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS -- INVESTOR CLASS:
  Net investment income.....................................                --             (439,193)          (22,462)
  Net realized gains........................................                --                   --                (2)
                                                                  ------------        -------------     -------------
      Total distributions...................................                --             (439,193)          (22,464)
                                                                  ------------        -------------     -------------
CAPITAL SHARE TRANSACTIONS -- INVESTOR CLASS:
  Proceeds from shares sold.................................        77,963,427          584,790,363       366,208,172
  Proceeds from shares issued to holders in reinvestment of
    dividends...............................................                --              309,775            15,519
  Cost of shares redeemed...................................       (45,937,533)        (587,010,207)     (366,982,466)
                                                                  ------------        -------------     -------------
      Net increase (decrease) in net assets resulting from
        capital share transactions..........................        32,025,894           (1,910,069)         (758,775)
                                                                  ------------        -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................        35,090,387           (1,910,292)         (758,552)
                                                                  ------------        -------------     -------------
NET ASSETS:
  Beginning of period.......................................                --           20,627,996        21,386,548
                                                                  ------------        -------------     -------------
  End of period.............................................      $ 35,090,387        $  18,717,704     $  20,627,996
                                                                  ============        =============     =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF PERIOD...      $     86,724        $      14,962     $      13,866
                                                                  ------------        -------------     -------------

(1) Commencement of operations.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                         For a fund share outstanding throughout
                                                       the period
POTOMAC FUNDS

                                                     U.S./SHORT FUND
                                  -----------------------------------------------------
                                                     INVESTOR CLASS
                                  -----------------------------------------------------
                                   Year Ended       Year Ended         Year Ended
                                   August 31,       August 31,         August 31,
                                      2005             2004               2003
                                  ------------      -----------        -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD........................   $    31.35       $    35.66         $     42.52
                                   ----------       ----------         -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1).....................        (0.46)(7)        (0.69)(7)           (0.83)(7,8)
Net realized and unrealized gain
  (loss) on investments(2)......        (3.09)           (3.62)              (6.03)(8)
                                   ----------       ----------         -----------
    Total from investment
      operations................        (3.55)           (4.31)              (6.86)
                                   ----------       ----------         -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income........................           --               --                  --
Distributions from realized
  gains.........................           --               --                  --
                                   ----------       ----------         -----------
    Total distributions.........           --               --                  --
                                   ----------       ----------         -----------
NET ASSET VALUE, END OF
  PERIOD........................   $    27.80       $    31.35         $     35.66
                                   ==========       ==========         ===========
TOTAL RETURN(3).................       (11.32)%         (12.09)%            (16.13)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.......   $4,263,328       $9,083,958         $11,631,881
Ratio of net expenses to average
  net assets excluding short
  dividends:
  Before expense waiver.........         2.92%            1.98%               1.95%(5)
  After expense waiver..........         1.95%            1.95%               1.95%(5)
Ratio of net expenses to average
  net assets including short
  dividends:
  Before expense waiver.........         4.29%            2.86%               2.78%(5,8)
  After expense waiver..........         3.32%            2.89%               2.78%(5,8)
Ratio of net investment income
  (loss) to average net assets
  including short dividends:
  Before expense waiver.........        (2.53)%          (2.14)%             (1.99)%(5,8)
  After expense waiver..........        (1.56)%(6)       (2.11)%(6)          (1.99)%(5,6,8)
Portfolio turnover rate(4)......            0%               0%                472%

                                       U.S./SHORT FUND
                                  --------------------------
                                        INVESTOR CLASS
                                  --------------------------
                                  Year Ended     Year Ended
                                  August 31,     August 31,
                                     2002           2001
                                  -----------    -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD........................  $    37.42     $     29.33
                                  ----------     -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1).....................       (0.52)(7)        0.62(7)
Net realized and unrealized gain
  (loss) on investments(2)......        5.81            8.74
                                  ----------     -----------
    Total from investment
      operations................        5.29            9.36
                                  ----------     -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income........................       (0.19)          (1.27)
Distributions from realized
  gains.........................          --              --
                                  ----------     -----------
    Total distributions.........       (0.19)          (1.27)
                                  ----------     -----------
NET ASSET VALUE, END OF
  PERIOD........................  $    42.52     $     37.42
                                  ==========     ===========
TOTAL RETURN(3).................       14.23%          32.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.......  $8,730,064     $20,740,626
Ratio of net expenses to average
  net assets excluding short
  dividends:
  Before expense waiver.........        2.27%           3.41%
  After expense waiver..........        1.85%           1.65%
Ratio of net expenses to average
  net assets including short
  dividends:
  Before expense waiver.........        2.67%           3.91%
  After expense waiver..........        3.09%           2.15%
Ratio of net investment income
  (loss) to average net assets
  including short dividends:
  Before expense waiver.........       (1.70)%          0.10%
  After expense waiver..........       (1.28)%(6)        1.86%(6)
Portfolio turnover rate(4)......       2,471%            867%

(1) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(2) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(3) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(4) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
(5) The ratio includes Advisor expense recovery of 0.16%, respectively.
(6) The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the years ended August 31, 2005, 2004, 2003, 2002 and 2001 was (0.19%), (1.20%), (1.16%),
(0.46%), and 2.36%, respectively.
(7) Net investment income (loss) before dividends on short positions for the years ended August 31, 2005, 2004, 2003, 2002, and 2001 was ($0.06), ($0.39),
($0.48), ($0.19), and $0.78, respectively.
(8) Restated due to swap interest and dividend reclassification from net investment income to realized gain/loss to conform to 2005 and 2004 presentation.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                         For a fund share outstanding throughout
                                                       the period
POTOMAC FUNDS

                                                                     OTC PLUS FUND
                                ---------------------------------------------------------------------------------------
                                                                    INVESTOR CLASS
                                ---------------------------------------------------------------------------------------
                                Year Ended         Year Ended         Year Ended         Year Ended         Year Ended
                                August 31,         August 31,         August 31,         August 31,         August 31,
                                   2005               2004               2003              2002(5)            2001(5)
                                -----------        -----------        -----------        -----------        -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD......................  $     37.73        $     37.76        $     25.36        $     46.16        $    176.52
                                -----------        -----------        -----------        -----------        -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1)...................        (0.12)             (0.59)             (0.46)             (0.64)             (1.20)
Net realized and unrealized
  gain (loss) on
  investments(2)..............         6.53               0.56              12.86             (20.16)           (129.16)
                                -----------        -----------        -----------        -----------        -----------
    Total from investment
      operations..............         6.41              (0.03)             12.40             (20.80)           (130.36)
                                -----------        -----------        -----------        -----------        -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income......................           --                 --                 --                 --                 --
Distributions from realized
  gains.......................           --                 --                 --                 --                 --
                                -----------        -----------        -----------        -----------        -----------
    Total distributions.......           --                 --                 --                 --                 --
                                -----------        -----------        -----------        -----------        -----------
NET ASSET VALUE, END OF
  PERIOD......................  $     44.14        $     37.73        $     37.76        $     25.36        $     46.16
                                ===========        ===========        ===========        ===========        ===========
TOTAL RETURN(3)...............        16.99%             (0.08)%            48.90%            (45.06)%           (73.85)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.....  $11,716,808        $11,897,739        $29,092,879        $57,233,878        $35,668,601
Ratio of net expenses to
  average net assets:
  Before expense waiver.......         1.75%              1.75%              1.75%              1.66%              1.50%
  After expense waiver........         1.75%              1.75%              1.75%              1.66%              1.50%
Ratio of net investment income
  (loss) to average net
  assets:
  Before expense waiver.......        (0.29)%            (1.45)%            (1.57)%            (1.55)%            (1.32)%
  After expense waiver........        (0.29)%            (1.45)%            (1.57)%            (1.55)%            (1.32)%
Portfolio turnover rate(4)....           77%               284%               670%               450%               392%

(1) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(2) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(3) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(4) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities.
(5) The per share data reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                         For a fund share outstanding throughout
                                                       the period
POTOMAC FUNDS

                                                   SMALL CAP PLUS FUND
                                  -----------------------------------------------------
                                                     INVESTOR CLASS
                                  -----------------------------------------------------
                                   Year Ended       Year Ended         Year Ended
                                   August 31,       August 31,         August 31,
                                      2005             2004               2003
                                  ------------      -----------        -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD........................  $     45.45       $    41.75         $     32.84
                                  -----------       ----------         -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1).....................         0.23            (0.52)              (0.32)(6)
Net realized and unrealized gain
  (loss) on investments(2)......        10.92             4.22                9.23(6)
                                  -----------       ----------         -----------
    Total from investment
      operations................        11.15             3.70                8.91
                                  -----------       ----------         -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income........................           --               --                  --
Distributions from realized
  gains.........................           --               --                  --
                                  -----------       ----------         -----------
    Total distributions.........           --               --                  --
                                  -----------       ----------         -----------
NET ASSET VALUE, END OF
  PERIOD........................  $     56.60       $    45.45         $     41.75
                                  ===========       ==========         ===========
TOTAL RETURN(3).................        24.53%            8.86%              27.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.......  $15,573,250       $8,262,641         $53,825,601
Ratio of net expenses to average
  net assets:
  Before expense waiver.........         1.75%            1.75%               1.75%(6)
  After expense waiver..........         1.75%            1.75%               1.75%(6)
Ratio of net investment income
  (loss) to average net assets:
  Before expense waiver.........         0.43%           (1.10)%             (0.93)%(6)
  After expense waiver..........         0.43%           (1.10)%             (0.93)%(6)
Portfolio turnover rate(4)......          407%               0%                  0%

                                     SMALL CAP PLUS FUND
                                  --------------------------
                                        INVESTOR CLASS
                                  --------------------------
                                  Year Ended     Year Ended
                                  August 31,     August 31,
                                   2002 (5)       2001 (5)
                                  -----------    -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD........................  $    42.08     $    50.32
                                  ----------     ----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1).....................       (0.02)(6)       0.92
Net realized and unrealized gain
  (loss) on investments(2)......       (8.82)(6)      (9.16)
                                  ----------     ----------
    Total from investment
      operations................       (8.84)         (8.24)
                                  ----------     ----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income........................       (0.40)            --
Distributions from realized
  gains.........................          --             --
                                  ----------     ----------
    Total distributions.........       (0.40)            --
                                  ----------     ----------
NET ASSET VALUE, END OF
  PERIOD........................  $    32.84     $    42.08
                                  ==========     ==========
TOTAL RETURN(3).................      (21.24)%       (16.38)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.......  $5,352,132     $6,479,334
Ratio of net expenses to average
  net assets:
  Before expense waiver.........        1.71%(6)       1.50%
  After expense waiver..........        1.71%(6)       1.50%
Ratio of net investment income
  (loss) to average net assets:
  Before expense waiver.........       (0.10)%(6)       2.06%
  After expense waiver..........       (0.10)%(6)       2.06%
Portfolio turnover rate(4)......         647%           939%

(1) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(2) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(3) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(4) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
(5) The per share data reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.
(6) Restated due to swap interest and dividend reclassification from net investment income to realized gain/loss to conform to 2005 and 2004 presentation.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                         For a fund share outstanding throughout
                                                       the period
POTOMAC FUNDS

                                                   SMALL CAP/SHORT FUND
                                  -------------------------------------------------------
                                                      INVESTOR CLASS
                                  -------------------------------------------------------
                                   Year Ended        Year Ended          Year Ended
                                   August 31,        August 31,          August 31,
                                      2005              2004                2003
                                  ------------       -----------         -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD........................  $     26.48        $    31.77          $     49.82
                                  -----------        ----------          -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1).....................         0.15             (0.34)               (0.49)(7)
Net realized and unrealized gain
  (loss) on investments(3)......        (6.75)            (4.83)              (11.94)(7)
                                  -----------        ----------          -----------
    Total from investment
      operations................        (6.60)            (5.17)              (12.43)
                                  -----------        ----------          -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income........................           --             (0.12)                  --
Distributions from realized
  gains.........................           --                --                (5.62)
                                  -----------        ----------          -----------
    Total distributions.........           --             (0.12)               (5.62)
                                  -----------        ----------          -----------
NET ASSET VALUE, END OF
  PERIOD........................  $     19.88        $    26.48          $     31.77
                                  ===========        ==========          ===========
TOTAL RETURN(4).................       (24.92)%          (16.33)%             (27.99)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.......  $47,712,811        $7,728,932          $17,275,797
Ratio of net expenses to average
  net assets including short
  dividends:
  Before expense waiver.........         2.16%             2.00%                1.95%(7)
  After expense waiver..........         1.95%             1.95%                1.95%(7)
Ratio of net investment income
  (loss) to average net assets
  including short dividends:
  Before expense waiver.........         0.47%            (1.31)%              (1.15)%(7)
  After expense waiver..........         0.68%            (1.26)%              (1.15)%(7)
Portfolio turnover rate(2)......            0%                0%                   0%

                                       SMALL CAP/SHORT FUND
                                  -------------------------------
                                          INVESTOR CLASS
                                  -------------------------------
                                  Year Ended          Year Ended
                                  August 31,          August 31,
                                     2002                2001
                                  -----------         -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD........................  $     48.84         $     43.37
                                  -----------         -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1).....................        (0.20)(6,7)          1.02(6)
Net realized and unrealized gain
  (loss) on investments(3)......      5.31(7)                6.26
                                  -----------         -----------
    Total from investment
      operations................         5.11                7.28
                                  -----------         -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income........................        (4.13)              (1.81)
Distributions from realized
  gains.........................           --                  --
                                  -----------         -----------
    Total distributions.........        (4.13)              (1.81)
                                  -----------         -----------
NET ASSET VALUE, END OF
  PERIOD........................  $     49.82         $     48.84
                                  ===========         ===========
TOTAL RETURN(4).................        11.77%              16.75%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.......  $39,060,502         $30,567,680
Ratio of net expenses to average
  net assets including short
  dividends:
  Before expense waiver.........         2.17%(7)            1.71%
  After expense waiver..........         2.17%(7)            1.66%
Ratio of net investment income
  (loss) to average net assets
  including short dividends:
  Before expense waiver.........        (0.44)%(7)           2.09%
  After expense waiver..........        (0.44)%(5,7)         2.14%(5)
Portfolio turnover rate(2)......        1,476%              1,736%

(1) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(2) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts, swaps and repurchase agreements are deemed short-term securities.
(3) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(4) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(5) The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the years ended August 31, 2002 and 2001 was (0.16%) and 2.15%, respectively.
(6) Net investment income (loss) before dividends on short positions for the years ended August 31, 2002 and 2001 was ($0.07) and $1.03, respectively.
(7) Restated due to swap interest and dividend reclassification from net investment income to realized gain/loss to conform to 2005 and 2004 presentation.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                           For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                                      DOW 30 PLUS FUND
                                --------------------------------------------------------------------------------------------
                                                                       INVESTOR CLASS
                                --------------------------------------------------------------------------------------------
                                  Year Ended             Year Ended             Year Ended               Year Ended
                                August 31, 2005        August 31, 2004        August 31, 2003        August 31, 2002(5)
                                ---------------        ---------------        ---------------        ------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD......................    $    30.69             $     27.91            $     25.56              $     31.04
                                  ----------             -----------            -----------              -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1)...................          0.20                    0.09                   0.11                     0.04
Net realized and unrealized
  gain (loss) on
  investments(3)..............          0.97                    2.78                   2.27                    (5.44)
                                  ----------             -----------            -----------              -----------
  Total from investment
    operations................          1.17                    2.87                   2.38                    (5.40)
                                  ----------             -----------            -----------              -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income......................         (0.16)                  (0.09)                 (0.03)                   (0.08)
Distributions from realized
  gains.......................            --                      --                     --                       --
                                  ----------             -----------            -----------              -----------
  Total distributions.........         (0.16)                  (0.09)                 (0.03)                   (0.08)
                                  ----------             -----------            -----------              -----------
NET ASSET VALUE, END OF
  PERIOD......................    $    31.70             $     30.69            $     27.91              $     25.56
                                  ==========             ===========            ===========              ===========
TOTAL RETURN(4)...............          3.79%                  10.27%                  9.32%                  (17.45)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.....    $6,343,019             $11,464,438            $32,616,434              $53,986,006
Ratio of net expenses to
  average net assets:
  Before expense waiver.......          1.81%                   1.75%                  1.75%                    1.70%(6)
  After expense waiver........          1.75%                   1.75%                  1.75%                    1.70%(6)
Ratio of net investment income
  (loss) to average net
  assets:
  Before expense waiver.......          0.56%                   0.28%                  0.43%                    0.15%(6)
  After expense waiver........          0.62%                   0.28%                  0.43%                    0.15%(6)
Portfolio turnover rate(2)....            84%                    236%                   979%                     983%

                                 DOW 30 PLUS FUND
                                ------------------
                                  INVESTOR CLASS
                                ------------------
                                    Year Ended
                                August 31, 2001(5)
                                ------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD......................      $     37.28
                                    -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1)...................             0.12
Net realized and unrealized
  gain (loss) on
  investments(3)..............            (6.36)
                                    -----------
  Total from investment
    operations................            (6.24)
                                    -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income......................               --
Distributions from realized
  gains.......................               --
                                    -----------
  Total distributions.........               --
                                    -----------
NET ASSET VALUE, END OF
  PERIOD......................      $     31.04
                                    ===========
TOTAL RETURN(4)...............           (16.74)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.....      $16,549,599
Ratio of net expenses to
  average net assets:
  Before expense waiver.......             1.55%
  After expense waiver........             1.50%
Ratio of net investment income
  (loss) to average net
  assets:
  Before expense waiver.......             0.35%
  After expense waiver........             0.40%
Portfolio turnover rate(2)....            1,415%

(1) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(2) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities.
(3) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(4) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(5) The per share data reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.
(6) Ratio includes Advisor expense recovery of 0.03%.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                            For a share outstanding throughout
                                                        the period.
POTOMAC FUNDS

                                                                         CONTRABOND FUND               10 YEAR PLUS FUND
                                                              -------------------------------------    ------------------
                                                                         INVESTOR CLASS                  INVESTOR CLASS
                                                              -------------------------------------    ------------------
                                                                Year Ended       May 17, 2004(1) to    March 31, 2005(1)
                                                              August 31, 2005     August 31, 2004      to August 31, 2005
                                                              ---------------    ------------------    ------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD........................    $     17.96          $    20.00            $    20.00
                                                                -----------          ----------            ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).............................          (0.20)(8)           (0.03)                 0.22
Net realized and unrealized gain (loss) on investments(6)...          (0.74)              (2.01)                 0.74
                                                                -----------          ----------            ----------
    Total from investment operations........................          (0.94)              (2.04)                 0.96
                                                                -----------          ----------            ----------
LESS DISTRIBUTIONS:
Dividends from net investment income........................             --                  --                    --
Distributions from realized gains...........................             --                  --                    --
                                                                -----------          ----------            ----------
  Total distributions.......................................             --                  --                    --
                                                                -----------          ----------            ----------
                                                                         --                  --                    --
NET ASSET VALUE, END OF PERIOD..............................    $     17.02          $    17.96            $    20.96
                                                                ===========          ==========            ==========
TOTAL RETURN(7).............................................         (5.23)%             (10.20)%(2)             4.80%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...................................    $35,994,114          $4,720,823            $1,212,134
Ratio of net expenses to average net assets excluding short
  interest:
  Before expense waiver/recoupment..........................           1.63%               3.95%(3)              8.81%(3)
  After expense waiver/recoupment...........................           1.75%               1.75%(3)              1.60%(3)
Ratio of net expenses to average net assets including short
  interest:
  Before expense waiver/recoupment..........................           6.94%               3.95%(3)
  After expense waiver/recoupment...........................           7.06%               1.75%(3)
Ratio of net investment income (loss) to average net assets
  including short interest:
  Before expense waiver/recoupment..........................          (1.00)%             (2.80)%(3)            (4.41)%(3)
  After expense waiver/recoupment...........................          (1.13)%(9)          (0.60)%(3)             2.80%(3)
Portfolio turnover rate(4)..................................              0%                  0%                1,444%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(8) Net Investment Income(loss) before interest on short positions for the year ended August 31, 2005 was $0.74.
(9) Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the year ended August 31, 2005 was 4.31%.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                                For a fund share outstanding
                                                    throughout the period
POTOMAC FUNDS

                                                                       DYNAMIC HY BOND FUND                 COMMODITY BULL FUND
                                                             ----------------------------------------       --------------------
                                                                          INVESTOR CLASS                       INVESTOR CLASS
                                                             ----------------------------------------       --------------------
                                                               Year Ended           July 1, 2004(1)         February 17, 2005(1)
                                                             August 31, 2005       to August 31, 2004        to August 31, 2005
                                                             ---------------       ------------------       --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD........................  $      20.35            $      20.00              $     20.00
                                                              ------------            ------------              -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).............................          0.84                    0.17                     0.16
Net realized and unrealized gain (loss) on investments(6)...         (1.37)                   0.18                     4.87
                                                              ------------            ------------              -----------
  Total from investment operations..........................         (0.53)                   0.35                     5.03
                                                              ------------            ------------              -----------
LESS DISTRIBUTIONS:
Dividends from net investment income........................         (0.82)                     --                       --
Distributions from realized gains...........................            --                      --                       --
                                                              ------------            ------------              -----------
  Total distributions.......................................         (0.82)                     --                       --
                                                              ------------            ------------              -----------
NET ASSET VALUE, END OF PERIOD..............................  $      19.00            $      20.35              $     25.03
                                                              ============            ============              ===========
TOTAL RETURN(7).............................................        (2.66)%                   1.75%(2)                25.15%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...................................  $206,547,998            $251,240,654              $35,090,387
Ratio of net expenses to average net assets:
  Before expense waiver.....................................          1.39%                   1.50%(3)                 2.00%(3)
  After expense waiver......................................          1.39%                   1.50%(3)                 1.75%(3)
Ratio of net investment income (loss) to average net assets:
  Before expense waiver.....................................          4.14%                   5.32%(3)                 1.12%(3)
  After expense waiver......................................          4.14%                   5.32%(3)                 1.37%(3)
Portfolio turnover rate(5)..................................           622%                     47%                       0%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                           For a fund share outstanding throughout the period
POTOMAC FUNDS

                                              U.S. GOVERNMENT MONEY MARKET FUND
                               ---------------------------------------------------------------
                                                       INVESTOR CLASS
                               ---------------------------------------------------------------
                                 Year Ended            Year Ended            Year Ended
                               August 31, 2005       August 31, 2004       August 31, 2003
                               ---------------       ---------------       ---------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD......................   $      1.00           $      1.00           $      1.00
                                 -----------           -----------           -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1)...................          0.02                 --(3)                 --(3)
Net realized and unrealized
  gain (loss) on
  investments.................            --                    --                    --
                                 -----------           -----------           -----------
  Total from investment
    operations................          0.02                    --                    --
                                 -----------           -----------           -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income......................         (0.02)                --(3)                 --(3)
Distributions from realized
  gains.......................            --                    --                    --
                                 -----------           -----------           -----------
  Total distributions.........         (0.02)                   --                    --
                                 -----------           -----------           -----------
NET ASSET VALUE, END OF
  PERIOD......................   $      1.00           $      1.00           $      1.00
                                 ===========           ===========           ===========
TOTAL RETURN(2)...............          1.54%                 0.10%                 0.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.....   $18,717,704           $20,627,996           $21,386,548
Ratio of net expenses to
  average net assets:
  Before expense waiver.......          1.07%                 1.30%                 1.16%
  After expense waiver........          1.00%                 0.99%                 1.00%
Ratio of net investment income
  (loss) to average net
  assets:
  Before expense waiver.......          1.54%                (0.19)%                0.22%
  After expense waiver........          1.61%                 0.12%                 0.38%

                                  U.S. GOVERNMENT MONEY MARKET FUND
                                -------------------------------------
                                           INVESTOR CLASS
                                -------------------------------------
                                  Year Ended            Year Ended
                                August 31, 2002       August 31, 2001
                                ---------------       ---------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD......................    $      1.00           $      1.00
                                  -----------           -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1)...................           0.01                  0.04
Net realized and unrealized
  gain (loss) on
  investments.................             --                    --
                                  -----------           -----------
  Total from investment
    operations................           0.01                  0.04
                                  -----------           -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income......................          (0.01)                (0.04)
Distributions from realized
  gains.......................             --                    --
                                  -----------           -----------
  Total distributions.........          (0.01)                (0.04)
                                  -----------           -----------
NET ASSET VALUE, END OF
  PERIOD......................    $      1.00           $      1.00
                                  ===========           ===========
TOTAL RETURN(2)...............           1.02%                 4.45%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.....    $50,803,391           $61,138,254
Ratio of net expenses to
  average net assets:
  Before expense waiver.......           1.03%                 1.04%
  After expense waiver........           0.99%                 1.00%
Ratio of net investment income
  (loss) to average net
  assets:
  Before expense waiver.......           1.02%                 4.29%
  After expense waiver........           1.06%                 4.33%

(1) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(2) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(3) Amount is less than $0.01 per share.

                     See notes to the financial statements.

                                 POTOMAC FUNDS
                       NOTES TO THE FINANCIAL STATEMENTS
                                AUGUST 31, 2005

1. ORGANIZATION

Potomac Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The series presently operating are the U.S./Short Fund, OTC Plus Fund, Small Cap Plus Fund, Small Cap/ Short Fund, Dow 30 Plus Fund, Contrabond Fund, 10 Year Plus Fund, Dynamic HY Bond Fund, Commodity Bull Fund, and the U.S. Government Money Market Fund (each a "Fund" and collectively, the "Funds"). Each Fund (other than the U.S. Government Money Market Fund) is a "non-diversified" series of the Trust pursuant to the 1940 Act. The 10 Year Plus Fund commenced operations on March 31, 2005. The Commodity Bull Fund commenced operations on February 17, 2005.

The objective of the U.S./Short Fund is to provide daily investment returns that inversely correlate to the performance of the S&P 500 Index. The objective of the OTC Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the NASDAQ 100 Index(TM) ("NASDAQ Index"). The objective of the Small Cap Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Russell 2000(R) Index (Russell 2000 Index"). The objective of the Small Cap/Short Fund is to provide daily investment returns that inversely correlate to the performance of the Russell 2000 Index. The objective of the Dow 30 Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Dow Jones Industrial Average(SM) ("Dow"). The objective of the Contrabond Fund is to provide investment returns that inversely correspond to 200% of the daily price movement of the benchmark 10-year U.S. Treasury Note. The objective of the 10 Year Plus Fund is to provide investment returns that correspond to 200% of the daily price movement of the benchmark 10 Year Note. The objective of the Dynamic HY Bond Fund is to seek maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments. The objective of the Commodity Bull Fund is to seek capital appreciation on an annual basis by investing in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked notes, in an attempt to gain exposure to the investment returns of the commodities markets without investing directly in physical commodities. The objective of the U.S. Government Money Market Fund is to provide security of principal, current income and liquidity by investing primarily in obligations issued or guaranteed, as to principal and interest, by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

  A) INVESTMENT VALUATION - Equity securities, OTC securities, investment companies swap agreements, options, futures and options on futures are valued at their last sales price, or if not available, the average of the last bid and ask prices. Price information on listed stocks is obtained from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. Securities traded principally on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. Options, futures and other securities for which no quotations are readily available, the Funds' pricing service does not provide a valuation for such securities, or for which the Rafferty Asset Management, LLC (the "Advisor") has reason to question the validity of quotations received are fair valued as determined in good faith under the supervision of the Board of Trustees. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Other debt securities are valued by using the closing bid and asked prices provided by the Funds' pricing service or, if such services are unavailable, by a pricing matrix method.

  B) REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

  C) WRITTEN OPTIONS - Each Fund, other than the U.S. Government Money Market Fund, may write (sell) options. When a Fund writes an option, an amount equal to the premium received is recorded in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option is closed, expired, or exercised, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold). As collateral for uncovered written options, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract, but not less than the strike price, for call options.

  D) STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - Each Fund, other than the U.S. Government Money Market Fund, may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

  E) SWAP CONTRACTS - Each Fund, other than the U.S. Government Money Market Fund, may enter into swap contacts. Standard swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). The Fund's obligations are accrued daily (offset by any amounts owed to the funds.)

In a "long" swap agreement, the counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities. The Funds will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Funds on the notional amount are recorded as "unrealized gains or losses on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps". Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund, other than the U.S. Government Money Market Fund, may enter into swap contracts that provide the opposite return of the particular benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

The Dynamic HY Bond Fund enters into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a referenced entity, typically corporate issues, on its obligation. The stream of payments is recorded as an unrealized gain or loss until the swap is sold or expires. The Fund may use the swaps to attempt to gain exposure to debt securities without actually purchasing those securities, or to hedge a position the Fund may purchase credit protection on the referenced entity of the credit default swap ("Buy Contract") or provide credit protection on the referenced entity of the credit default swap ("Sale Contract"). If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract "Maximum Payout Amount". At August 31, 2005, the Fund had Sale Credit Default Swap Contracts outstanding with Maximum Payout Amounts aggregating $59,400,000, with net unrealized appreciation of $820,710 and terms of 5 years, as reflected in the schedule of investments. Maximum Payout Amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure to each Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.

  F) SHORT POSITIONS - The U.S./Short Fund, Small Cap/Short Fund, Contrabond Fund, Dynamic HY Bond Fund and Commodity Bull Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short securities, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

  G) RISKS OF OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND SHORT POSITIONS - The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

  H) SECURITY TRANSACTIONS - Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

  I) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.

  J) INCOME AND EXPENSES - Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust's series in proportion to their respective net assets.

  K) DISTRIBUTIONS TO SHAREHOLDERS - Each Fund, other than the U.S. Government Money Market Fund, generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. The U.S. Government Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. The Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

As of August 31, 2005 and 2004, the tax character of distributions of the Funds were as follows:

                                           U.S./SHORT FUND                        OTC PLUS FUND
                                  ----------------------------------    ----------------------------------
                                    YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                  AUGUST 31, 2005    AUGUST 31, 2004    AUGUST 31, 2005    AUGUST 31, 2004
                                  ---------------    ---------------    ---------------    ---------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                       $  --              $  --              $  --              $  --
LONG-TERM CAPITAL GAIN
  Investor Class                          --                 --                 --                 --
                                       -----              -----              -----              -----
     TOTAL DISTRIBUTIONS PAID          $  --              $  --              $  --              $  --
                                       =====              =====              =====              =====

                                         SMALL CAP PLUS FUND                   SMALL CAP/SHORT FUND
                                  ----------------------------------    ----------------------------------
                                    YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                  AUGUST 31, 2005    AUGUST 31, 2004    AUGUST 31, 2005    AUGUST 31, 2004
                                  ---------------    ---------------    ---------------    ---------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                       $  --              $  --              $  --            $102,046
LONG-TERM CAPITAL GAIN
  Investor Class                          --                 --                 --                  --
                                       -----              -----              -----            --------
     TOTAL DISTRIBUTIONS PAID          $  --              $  --              $  --            $102,046
                                       =====              =====              =====            ========

                                                                         DOW 30 PLUS FUND
                                                                ----------------------------------
                                                                  YEAR ENDED         YEAR ENDED
                                                                AUGUST 31, 2005    AUGUST 31, 2004
                                                                ---------------    ---------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                                                    $69,376           $105,132
LONG-TERM CAPITAL GAIN
  Investor Class                                                         --                 --
                                                                    -------           --------
     TOTAL DISTRIBUTIONS PAID                                       $69,376           $105,132
                                                                    =======           ========

                                                          CONTRABOND FUND               10 YEAR PLUS FUND
                                               -------------------------------------    ------------------
                                                 YEAR ENDED          PERIOD ENDED          PERIOD ENDED
                                               AUGUST 31, 2005    AUGUST 31, 2004(1)    AUGUST 31, 2005(2)
                                               ---------------    ------------------    ------------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                                    $  --                $  --                $  --
LONG-TERM CAPITAL GAIN
  Investor Class                                       --                   --                   --
                                                    -----                -----                -----
     TOTAL DISTRIBUTIONS PAID                       $  --                $  --                $  --
                                                    =====                =====                =====

(1) Commenced operations on May 17, 2004.
(2) Commenced operations on March 31, 2005.

                                                                                             COMMODITY
                                                        DYNAMIC HY BOND FUND                 BULL FUND
                                                -------------------------------------    ------------------
                                                  YEAR ENDED          PERIOD ENDED          PERIOD ENDED
                                                AUGUST 31, 2005    AUGUST 31, 2004(1)    AUGUST 31, 2005(2)
                                                ---------------    ------------------    ------------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                                  $9,688,642              $  --                  $--
LONG-TERM CAPITAL GAIN
  Investor Class                                          --                 --                   --
                                                  ----------              -----                  ---
     TOTAL DISTRIBUTIONS PAID                     $9,688,642              $  --                  $--
                                                  ==========              =====                  ===

(1) Commenced operations on July 1, 2004.
(2) Commenced operations on February 17, 2005.

                                                                         U.S. GOVERNMENT
                                                                        MONEY MARKET FUND
                                                                ----------------------------------
                                                                  YEAR ENDED         YEAR ENDED
                                                                AUGUST 31, 2005    AUGUST 31, 2004
                                                                ---------------    ---------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                                                   $439,193            $22,462
LONG-TERM CAPITAL GAIN
  Investor Class                                                         --                 --
                                                                   --------            -------
     TOTAL DISTRIBUTIONS PAID                                      $439,193            $22,462
                                                                   ========            =======

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                          U.S./SHORT       OTC PLUS      SMALL CAP PLUS    SMALL CAP/SHORT
                                             FUND            FUND             FUND              FUND
                                         ------------    ------------    --------------    ---------------
Cost basis of investments for federal
  income tax purposes                    $  3,950,389    $ 17,671,884     $ 12,516,752      $ 40,961,971
                                         ------------    ------------     ------------      ------------
Unrealized Appreciation                            --       6,336,570               --                --
Unrealized Depreciation                           (85)    (12,621,798)            (534)           (1,169)
                                         ------------    ------------     ------------      ------------
Net unrealized
  appreciation/(depreciation)                     (85)     (6,285,228)            (534)           (1,169)
                                         ------------    ------------     ------------      ------------
Undistributed ordinary income/(loss)               --              --               --           300,742
Undistributed long-term gain/(loss)                --              --               --                --
                                         ------------    ------------     ------------      ------------
Distributable earnings                             --              --               --           300,742
                                         ------------    ------------     ------------      ------------
Other Accumulated gain/(loss)             (11,213,899)    (90,742,177)     (15,793,865)      (26,105,001)
                                         ------------    ------------     ------------      ------------
Total Accumulated gain/(loss)            $(11,213,984)   $(97,027,405)    $(15,794,399)     $(25,805,428)
                                         ============    ============     ============      ============

                                                           DOW 30 PLUS      CONTRABOND     10 YEAR PLUS
                                                               FUND            FUND            FUND
                                                           ------------    ------------    ------------
Cost basis of investments for federal income tax
  purposes                                                 $  8,840,446    $106,848,211     $1,166,158
                                                           ------------    ------------     ----------
Unrealized Appreciation                                       2,091,736              --         16,316
Unrealized Depreciation                                      (4,694,329)         (1,025)            --
                                                           ------------    ------------     ----------
Net unrealized appreciation/(depreciation)                   (2,602,593)         (1,025)        16,316
                                                           ------------    ------------     ----------
Undistributed ordinary income/(loss)                             63,812              --         19,115
Undistributed long-term gain/(loss)                                  --              --             --
                                                           ------------    ------------     ----------
Distributable earnings                                           63,812              --         19,115
                                                           ------------    ------------     ----------
Other Accumulated gain/(loss)                               (24,148,679)     (2,923,684)        (5,705)
                                                           ------------    ------------     ----------
Total Accumulated gain/(loss)                              $(26,687,460)   $ (2,924,709)    $   29,726
                                                           ============    ============     ==========

                                                                                      U.S. GOVERNMENT
                                                     DYNAMIC HY     COMMODITY BULL     MONEY MARKET
                                                     BOND FUND           FUND              FUND
                                                    ------------    --------------    ---------------
Cost basis of investments for federal income tax
  purposes                                          $192,058,424     $29,929,370        $25,385,641
                                                    ------------     -----------        -----------
Unrealized Appreciation                                  823,229              --                 --
Unrealized Depreciation                               (1,658,752)           (798)                --
                                                    ------------     -----------        -----------
Net unrealized appreciation/(depreciation)              (835,523)           (798)                --
                                                    ------------     -----------        -----------
Undistributed ordinary income/(loss)                   1,994,532              --             14,962
Undistributed long-term gain/(loss)                           --         891,282                 --
                                                    ------------     -----------        -----------
Distributable earnings                                 1,994,532         891,282             14,962
                                                    ------------     -----------        -----------
Other Accumulated gain/(loss)                         (1,399,405)      2,233,720             (3,079)
                                                    ------------     -----------        -----------
Total Accumulated gain/(loss)                       $   (240,396)    $ 3,124,204        $    11,883
                                                    ============     ===========        ===========

  L) USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds during the period ended August 31, 2005 were as follows:

                                            U.S./SHORT FUND                      OTC PLUS FUND
                                   ---------------------------------   ---------------------------------
                                     YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                   AUGUST 31, 2005   AUGUST 31, 2004   AUGUST 31, 2005   AUGUST 31, 2004
                                   ---------------   ---------------   ---------------   ---------------
INVESTOR CLASS:
Shares sold                            459,678          2,120,189          769,049          3,730,310
Shares issued to holders in
  reinvestment of dividends                 --                 --               --                 --
Shares redeemed                       (596,091)        (2,156,578)        (818,997)        (4,185,373)
                                   -----------         ----------         --------         ----------
Total net increase (decrease)
  from capital share transactions     (136,413)           (36,389)         (49,948)          (455,063)
                                   ===========         ==========         ========         ==========

                                          SMALL CAP PLUS FUND                SMALL CAP/SHORT FUND
                                   ---------------------------------   ---------------------------------
                                     YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                   AUGUST 31, 2005   AUGUST 31, 2004   AUGUST 31, 2005   AUGUST 31, 2004
                                   ---------------   ---------------   ---------------   ---------------
INVESTOR CLASS:
Shares sold                           4,933,309         7,000,860         9,928,207         17,634,121
Shares issued to holders in
  reinvestment of dividends                  --                --                --              3,526
Shares redeemed                      (4,839,966)       (8,108,210)       (7,820,455)       (17,889,460)
                                     ----------        ----------        ----------        -----------
Total net increase (decrease)
  from capital share transactions        93,343        (1,107,350)        2,107,752           (251,813)
                                     ==========        ==========        ==========        ===========

                                                                      DOW 30 PLUS FUND
                                                              ---------------------------------
                                                                YEAR ENDED        YEAR ENDED
                                                              AUGUST 31, 2005   AUGUST 31, 2004
                                                              ---------------   ---------------
INVESTOR CLASS:
Shares sold                                                      1,163,411         3,518,572
Shares issued to holders in reinvestment of dividends                1,854             3,279
Shares redeemed                                                 (1,338,656)       (4,316,930)
                                                                ----------        ----------
Total net increase (decrease) from capital share
  transactions                                                    (173,391)         (795,079)
                                                                ==========        ==========

                                                       CONTRABOND FUND(1)           10 YEAR PLUS FUND(2)
                                               ----------------------------------   --------------------
                                                 YEAR ENDED        PERIOD ENDED         PERIOD ENDED
                                               AUGUST 31, 2005   AUGUST 31, 2004      AUGUST 31, 2005
                                               ---------------   ----------------   --------------------
INVESTOR CLASS:
Shares sold                                       9,351,364           890,372             1,327,454
Shares issued to holders in reinvestment of
  dividends                                              --                --                    --
Shares redeemed                                  (7,499,154)         (627,588)           (1,269,611)
                                                 ----------          --------            ----------
Total net increase (decrease) from capital
  share transactions                              1,852,210           262,784                57,843
                                                 ==========          ========            ==========

(1) Commenced operations on May 17, 2004.
(2) Commenced operations on March 31, 2005.

                                                   DYNAMIC HY BOND FUND(1)        COMMODITY BULL FUND(2)
                                              ---------------------------------   ----------------------
                                                   YEAR ENDED      PERIOD ENDED             PERIOD ENDED
                                              AUGUST 31, 2005   AUGUST 31, 2004          AUGUST 31, 2005
                                              ---------------   ---------------   ----------------------
INVESTOR CLASS:
Shares sold                                      89,938,334       16,771,540             3,526,099
Shares issued to holders in reinvestment of
  dividends                                         404,229               --                    --
Shares redeemed                                 (91,817,860)      (4,428,117)           (2,123,888)
                                                -----------       ----------            ----------
Total net increase (decrease) from capital
  share transactions                             (1,475,297)      12,343,423             1,402,211
                                                ===========       ==========            ==========

(1) Commenced operations on July 1, 2004.
(2) Commenced operations on February 17, 2005.

                                                                       U.S. GOVERNMENT
                                                                      MONEY MARKET FUND
                                                              ---------------------------------
                                                                YEAR ENDED        YEAR ENDED
                                                              AUGUST 31, 2005   AUGUST 31, 2004
                                                              ---------------   ---------------
INVESTOR CLASS:
Shares sold                                                     584,790,363       366,208,172
Shares issued to holders in reinvestment of dividends               309,775            15,520
Shares redeemed                                                (587,010,458)     (366,982,466)
                                                               ------------      ------------
Total net increase (decrease) from capital share
  transactions                                                   (1,910,320)         (758,774)
                                                               ============      ============

4. INVESTMENT TRANSACTIONS

During the period ended August 31, 2005, the aggregate purchases and sales of investments (excluding short-term investments, options, swaps and futures contracts) were:

                                                                     SMALL CAP     SMALL CAP/      DOW 30
                                 U.S./SHORT FUND    OTC PLUS FUND    PLUS FUND     SHORT FUND    PLUS FUND
                                 ---------------    -------------    ----------    ----------    ----------
Purchases                             $  --          $ 8,934,614     $6,643,396      $  --       $7,328,448
Sales                                    --           10,069,150      6,940,759         --        9,247,849

                            CONTRABOND    10 YEAR PLUS      DYNAMIC HY      COMMODITY     U.S. GOVERNMENT
                               FUND           FUND          BOND FUND       BULL FUND    MONEY MARKET FUND
                            ----------    ------------    --------------    ---------    -----------------
Purchases                     $  --        $2,286,036     $1,098,230,970      $  --            $  --
Sales                            --         1,084,940      1,205,304,027         --               --

The 10 Year Plus Fund had purchases of $20,591,250 and sales of $20,585,546 of long-term U.S. Government Securities during the period ended August 31, 2005. There were no purchases or sales of long-term U.S. Government Securities during the period ended August 31, 2005 for any of the other Funds.

Transactions in futures contracts for the period ended August 31, 2005, for the following Funds were as follows:

                                                 U.S./SHORT FUND                     OTC PLUS FUND
                                         -------------------------------    -------------------------------
                                         NUMBER OF      AGGREGATE FACE      NUMBER OF      AGGREGATE FACE
                                         CONTRACTS    VALUE OF CONTRACTS    CONTRACTS    VALUE OF CONTRACTS
                                         ---------    ------------------    ---------    ------------------
Outstanding at beginning of year             --          $        --            31          $  4,371,340
Contracts opened                              6            1,692,302           345            51,805,607
Contracts closed                             (6)          (1,692,302)         (354)          (52,775,008)
                                           ----          -----------          ----          ------------
Outstanding at end of year                   --          $        --            22          $  3,401,939
                                           ====          ===========          ====          ============

                                               SMALL CAP PLUS FUND               SMALL CAP/SHORT FUND
                                         -------------------------------    -------------------------------
                                         NUMBER OF      AGGREGATE FACE      NUMBER OF      AGGREGATE FACE
                                         CONTRACTS    VALUE OF CONTRACTS    CONTRACTS    VALUE OF CONTRACTS
                                         ---------    ------------------    ---------    ------------------
Outstanding at beginning of year             18         $   4,882,506          --            $      --
Contracts opened                            669           200,992,611           2              589,009
Contracts closed                           (679)         (203,219,456)         (2)            (589,009)
                                           ----         -------------          --            ---------
Outstanding at end of year                    8         $   2,655,661          --            $      --
                                           ====         =============          ==            =========

                                                                       DOW 30 PLUS FUND
                                                                -------------------------------
                                                                NUMBER OF      AGGREGATE FACE
                                                                CONTRACTS    VALUE OF CONTRACTS
                                                                ---------    ------------------
Outstanding at beginning of year                                    69          $  6,982,330
Contracts opened                                                   473            48,425,359
Contracts closed                                                  (521)          (53,189,024)
                                                                  ----          ------------
Outstanding at end of year                                          21          $  2,218,665
                                                                  ====          ============

                                               COMMODITY BULL FUND                 10 YEAR PLUS FUND
                                         -------------------------------    -------------------------------
                                         NUMBER OF      AGGREGATE FACE      NUMBER OF      AGGREGATE FACE
                                         CONTRACTS    VALUE OF CONTRACTS    CONTRACTS    VALUE OF CONTRACTS
                                         ---------    ------------------    ---------    ------------------
Outstanding at beginning of year             --          $         --           --          $         --
Contracts opened                            860            81,627,870          300            33,316,711
Contracts closed                           (705)          (66,860,612)        (289)          (32,093,708)
                                           ----          ------------         ----          ------------
Outstanding at end of year                  155          $ 14,767,258           11          $  1,223,003
                                           ====          ============         ====          ============

Transactions in short futures contracts for the period ended August 31, 2005, for the following Funds were as follows:

                                                 U.S./SHORT FUND                 SMALL CAP/SHORT FUND
                                         -------------------------------    -------------------------------
                                         NUMBER OF      AGGREGATE FACE      NUMBER OF      AGGREGATE FACE
                                         CONTRACTS    VALUE OF CONTRACTS    CONTRACTS    VALUE OF CONTRACTS
                                         ---------    ------------------    ---------    ------------------
Outstanding at beginning of year             14          $  3,799,712           21         $   5,434,030
Contracts opened                            171            17,297,604          726           222,397,783
Contracts closed                           (158)          (19,214,388)        (691)         (209,324,565)
                                           ----          ------------         ----         -------------
Outstanding at end of year                   27          $  1,882,928           56         $  18,507,248
                                           ====          ============         ====         =============

                                                 CONTRABOND FUND                  COMMODITY BULL FUND
                                         -------------------------------    -------------------------------
                                         NUMBER OF      AGGREGATE FACE      NUMBER OF      AGGREGATE FACE
                                         CONTRACTS    VALUE OF CONTRACTS    CONTRACTS    VALUE OF CONTRACTS
                                         ---------    ------------------    ---------    ------------------
Outstanding at beginning of year              85        $   9,471,490          --            $      --
Contracts opened                           2,748          305,761,305           3              184,790
Contracts closed                          (2,817)        (313,439,367)         (3)            (184,790)
                                          ------        -------------          --            ---------
Outstanding at end of year                    16        $   1,793,428          --            $      --
                                          ======        =============          ==            =========

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year.

At August 31, 2005, the following Funds deferred, on a tax basis, post-October losses of:

U.S./Short Fund.............................................    $1,509,770
OTC Plus Fund...............................................       944,390
Small Cap Plus Fund.........................................            --
Small Cap/Short Fund........................................     4,057,952
Dow 30 Plus Fund............................................       594,929
Contrabond Fund.............................................     1,078,097
10 Year Plus Fund...........................................         5,705
Dynamic HY Bond Fund........................................     1,474,300
Commodity Bull Fund.........................................            --
U.S. Government Money Market Fund...........................           115

These amounts may be used to offset future capital gains.

At August 31, 2005, the U.S./Short Fund had accumulated net realized capital loss carryovers of $2,179,437 expiring in 2008, $574,553 expiring in 2009, $351,678 expiring in 2011, $4,743,567 expiring in 2012 and $1,881,085 expiring in 2013. The OTC Plus Fund had accumulated net realized capital loss carryovers of $11,287,078 expiring in 2009, $25,356,444 expiring in 2010, $22,579,774 expiring in 2011, $5,896,471 expiring in 2012 and $24,641,897 expiring in 2013.
The Small Cap Plus Fund had accumulated net realized capital loss carryovers of $2,863,387 expiring in 2010 and $12,679,111 expiring in 2011. The Small Cap/Short Fund has accumulated net realized capital loss carryovers of $16,306,020 expiring in 2012 and $4,667,388 expiring in 2013. The Dow 30 Plus Fund had accumulated net realized capital loss carryovers of $470,919 expiring in 2009, $1,065,227 expiring in 2010, $4,097,289 expiring in 2011,

$447,497 expiring in 2012, and $17,472,824 expiring in 2013. The Contrabond Fund had accumulated net realized capital loss carryovers of $1,020,811 expiring in 2013. The Dynamic HY Bond Fund had accumulated net realized capital loss carryovers of $123,105 expiring in 2013. The U.S. Government Money Market Fund had accumulated net realized capital loss carryovers of $779 expiring in 2009, $1,619 expiring in 2010, $377 expiring in 2011 and $189 expiring in 2013. To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to net operating losses, post-October loss deferrals, swap contract adjustments, net operating losses, and securities litigation, trade reclassification and non-deductible excise taxes.

On the Statement of Assets and Liabilities, the following adjustments were made:

                                                     ACCUMULATED NET      ACCUMULATED
                                                    INVESTMENT INCOME    REALIZED GAINS
                                                         OR LOSS           OR LOSSES       CAPITAL STOCK
                                                    -----------------    --------------    -------------
U.S./Short Fund.................................        $ 71,723            $ 11,841         $ (83,564)
OTC Plus Fund...................................          39,793               1,860           (41,653)
Small Cap Plus Fund.............................         (67,913)            459,891          (391,978)
Small Cap/Short Fund............................         165,408             (94,277)          (71,131)
Dow 30 Plus Fund................................              (1)                 --                 1
Contrabond Fund.................................         338,564                  60          (338,624)
10 Year Plus Fund...............................              --                  --                --
Dynamic HY Bond Fund............................          14,192             (14,190)               (2)
Commodity Bull Fund.............................          (6,332)             36,043           (29,711)
U.S. Government Money Market Fund...............          14,962              (3,079)          (11,883)

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with the Advisor. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's average daily net assets. In addition, the Advisor has entered into a sub-advisory agreement related to the Dynamic HY Bond Fund (the "Sub-Advised Fund") whereby the sub-advisor will direct investment activities of the Sub-Advised Fund. The Advisor pays, out of the management fees it receives from the Sub-Advised Fund, a fee for these services. Additionally, the Advisor may waive additional fees it might otherwise normally charge the Funds. For the period ended August 31, 2005, the Advisor agreed to pay all operating expenses (excluding dividends and interest on short positions), in excess of the annual cap on expenses presented below as applied to each Fund's average daily net assets. The Advisor may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the period ended August 31, 2005, the Advisor paid the following expenses:

                                             U.S./          OTC       SMALL CAP    SMALL CAP/     DOW 30
                                           SHORT FUND    PLUS FUND    PLUS FUND    SHORT FUND    PLUS FUND
                                           ----------    ---------    ---------    ----------    ---------
INVESTOR CLASS:

Annual Advisory rate...................        0.90%        0.75%        0.75%         0.90%        0.75%
Annual cap on expenses.................        1.95%        1.75%        1.75%         1.95%        1.75%
Expenses paid in excess of annual cap
  on expenses - 2005...................     $44,599        $  --        $  --       $22,787       $6,571
Voluntary waiver - 2005................     $    --        $  --        $  --       $    --       $   --
Advisory expense waiver
  recovery - 2005......................     $    --        $  --        $  --       $    --       $   --

                                                                                               U.S.
                                                                                            GOVERNMENT
                                     CONTRABOND     10 YEAR     DYNAMIC HY    COMMODITY    MONEY MARKET
                                        FUND       PLUS FUND    BOND FUND     BULL FUND        FUND
                                     ----------    ---------    ----------    ---------    ------------
INVESTOR CLASS:

Annual Advisory rate.............        0.75%         0.75%       0.75%          0.95%         0.50%
Annual cap on expenses...........        1.75%         1.75%       1.50%          1.75%         1.00%
Expenses paid in excess of annual
  cap on expenses - 2005.........     $    --       $48,772       $  --        $17,256       $20,143
Voluntary waiver - 2005..........     $    --       $    --       $  --        $    --       $    --
Advisory expense waiver
  recovery - 2005................     $37,516       $    --       $  --        $    --       $    --

Expenses subject to potential recovery expiring in:

                              U.S./            OTC PLUS          SMALL CAP         SMALL CAP/          DOW 30
                            SHORT FUND           FUND            PLUS FUND         SHORT FUND         PLUS FUND
                            ----------         ---------         ---------         ----------         ---------
2006....................     $    --             $  --             $  --            $    --            $   --
2007....................     $ 2,785             $  --             $  --            $ 7,533            $   --
2008....................     $44,599             $                 $  --            $22,787            $6,571

                                                                                                       U.S.
                                                                                                    GOVERNMENT
                         CONTRABOND          10 YEAR          DYNAMIC HY         COMMODITY         MONEY MARKET
                            FUND            PLUS FUND         BOND FUND          BULL FUND             FUND
                         ----------         ---------         ----------         ---------         ------------
2006.................      $  --             $    --            $  --             $    --            $43,420
2007.................      $  --             $    --            $  --             $    --            $58,023
2008.................      $                 $48,772            $  --             $17,256            $20,143

Investor Class shares, except for the Investor Class shares of the Dynamic HY Bond Fund and U.S. Government Money Market Fund, are subject to an annual Rule 12b-1 fee of up to 1.00% of Investor Class' average daily net assets. The Dynamic HY Bond Fund is subject to an annual Rule 12b-1 fee of up to 0.40% of the Investor Class average daily net assets. The Board has authorized each Fund's Investor Class shares, except the Dynamic HY Bond Fund, to pay Rule 12b-1 fees of an amount equal to the difference between the Fund's Total Annual Operating Expenses and the expense limit on Total Annual Operating Expenses but not to exceed 1.00% of each Fund's daily net assets. For the period ended August 31, 2005, the expense limit on total operating expenses was 1.75% on the OTC Plus Fund, Small Cap Plus Fund, Dow 30 Plus Fund, Contrabond Fund, 10 Year Plus Fund, and the Commodity Bull Fund and 1.95% on the U.S./Short Fund, and the Small Cap/Short Fund. The Board had authorized the Dynamic HY Bond Fund Investor Class shares to pay Rule 12b-1 fees of an amount equal to the difference between the Fund's Total Annual Operating Expenses and the expense limit on the Total Annual Operating Expenses but not to exceed 0.40% of the Fund's daily net assets. For the period ended August 31, 2005, the expense limit on the total operating expense was 1.50% for the Dynamic HY Bond Fund. The Board has not authorized the U.S Government Money Market Fund to pay Rule 12b-1 fees.

Rafferty Capital Markets, LLC (the "Distributor") serves as principal underwriter of the Fund and acts as the Funds' distributor in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Advisor. The Distributor has received $3,000 of Rule 12b-1 fees from each of these funds: Small Cap Plus Fund, Contrabond Fund and the Dynamic HY Bond Fund.

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund's maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees of the Potomac Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the U.S./Short Fund, OTC Plus Fund, Small Cap Plus Fund, Small Cap/Short Fund, Dow 30 Plus Fund, Contrabond Fund, Dynamic HY Bond Fund, U.S. Government Money Market Fund, 10 Year Plus Fund and Commodity Bull Fund (ten of the funds constituting the Potomac Funds) (the "Funds") as of August 31, 2005, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the two years in the period then ended (or since commencement of operations if less than two years) and the financial highlights for each of the four years in the period then ended (or since commencement of operations if less than four years). These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the respective Funds for the year August 31, 2001, were audited by other auditors whose report dated October 23, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the U.S./Short Fund, OTC Plus Fund, Small Cap Plus Fund, Small Cap/Short Fund, Dow 30 Plus Fund, Contrabond Fund, Dynamic HY Bond Fund, U.S. Government Money Market Fund, 10 Year Plus Fund and Commodity Bull Fund of the Potomac Funds, at August 31, 2005, the results of their operations for the period then ended, the changes in their net assets for each of the two years in the period then ended (or since commencement of operations if less than two years) and their financial highlights for each of the four years in the period then ended (or since commencement of operations if less than four years), in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

October 21, 2005
Chicago, Illinois

                               THE POTOMAC FUNDS
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds' Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

-------------------------------------------------------------------------------------------------------------------
                                                                                                 # OF PORTFOLIOS IN
                                                                                                    FUND COMPLEX
                        POSITION(S) HELD     TERM OF OFFICE AND      PRINCIPAL OCCUPATION(S)        OVERSEEN BY
NAME, ADDRESS AND AGE       WITH FUND       LENGTH OF TIME SERVED     DURING PAST FIVE YEARS         TRUSTEE(3)
-------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
    Lawrence C.          Chairman of the     Lifetime of Trust     Chairman and Chief Executive         32
    Rafferty(1)         Board of Trustees     until removal or     Officer of Rafferty, 1997 --
      Age: 63                                resignation; Since      present; Chief Executive
                                                    1997               Officer of Rafferty
                                                                     Companies, LLC, 1996 --
                                                                     present; Chief Executive
                                                                   Officer of Rafferty Capital
                                                                          Markets, Inc.,
                                                                         1995 -- present.
-------------------------------------------------------------------------------------------------------------------
 Jay F. Higgins(1)           Trustee         Lifetime of Trust      Chairman, Bengal Partners,          32
      Age: 60                                 until removal or      LLC, 1998 -- present (NASD
                                             resignation; Since          Broker-Dealer).
                                                    1997
-------------------------------------------------------------------------------------------------------------------

---------------------  -------------------

                       OTHER TRUSTEESHIPS/
                       DIRECTORSHIPS HELD
NAME, ADDRESS AND AGE      BY TRUSTEE
---------------------  -------------------
INTERESTED TRUSTEES
    Lawrence C.              None
    Rafferty(1)
      Age: 63
---------------------  -------------------
 Jay F. Higgins(1)       Dwango North
      Age: 60            America Corp.
                       (radio, telephone
                        communications)
---------------------  -------------------

                                                                                                 # OF PORTFOLIOS IN
                                                                                                    FUND COMPLEX
                        POSITION(S) HELD     TERM OF OFFICE AND      PRINCIPAL OCCUPATION(S)        OVERSEEN BY
NAME, ADDRESS AND AGE       WITH FUND       LENGTH OF TIME SERVED     DURING PAST FIVE YEARS         TRUSTEE(3)
-------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
  Daniel J. Byrne            Trustee         Lifetime of Trust         President and Chief              32
      Age: 61                                 until removal or      Executive Officer of Byrne
                                             resignation; Since          Securities Inc.,
                                                    1997            1992 -- present; Trustee,
                                                                    The Opening Word Program,
                                                                       Wyandanch, New York.
-------------------------------------------------------------------------------------------------------------------
 Kevin G. Boyle(2)           Trustee         Lifetime of Trust      President, Kevin G. Boyle           32
      Age: 64                                 until removal or          Securities, Inc.,
                                             resignation; Since          1981 -- present.
                                                    2002
-------------------------------------------------------------------------------------------------------------------
Gerald E. Shanley III        Trustee         Lifetime of Trust         Business Consultant,             32
      Age: 62                                 until removal or     1985 -- present; Trustee of
                                             resignation; Since    Estate of Charles S. Payson,
                                                    1997                 1987 -- present.
-------------------------------------------------------------------------------------------------------------------


                       OTHER TRUSTEESHIPS/
                       DIRECTORSHIPS HELD
NAME, ADDRESS AND AGE      BY TRUSTEE
---------------------  -------------------
NON-INTERESTED TRUSTE
  Daniel J. Byrne            None
      Age: 61
---------------------  -------------------
 Kevin G. Boyle(2)           None
      Age: 64
---------------------  -------------------
Gerald E. Shanley III        None
      Age: 62
---------------------  -------------------

                               THE POTOMAC FUNDS
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
                                                                                                 # OF PORTFOLIOS IN
                                                                                                    FUND COMPLEX
                        POSITION(S) HELD     TERM OF OFFICE AND      PRINCIPAL OCCUPATION(S)        OVERSEEN BY
NAME, ADDRESS AND AGE       WITH FUND       LENGTH OF TIME SERVED     DURING PAST FIVE YEARS         TRUSTEE(3)
-------------------------------------------------------------------------------------------------------------------
OFFICERS
 Daniel D. O'Neill       Chief Executive    One Year; Since 2003       Managing Director of             N/A
      Age: 37               Officer;                                Rafferty, 1999 -- present.
                            President       One Year; Since 1999
-------------------------------------------------------------------------------------------------------------------
Timothy P. Hagan Age:   Chief Compliance    One Year; Since 2004   Vice President of Rafferty,          N/A
         63                  Officer                                     1997 -- present.
                         Chief Financial    One Year; Since 2004;
                             Officer           From 1997-2001
-------------------------------------------------------------------------------------------------------------------
 Philip A. Harding         Senior Vice      One Year; Since 1999   Vice President of Rafferty,          N/A
      Age: 62               President                                    1997 -- present.
-------------------------------------------------------------------------------------------------------------------
 Sean Smyth Age: 34      Vice President     One Year; Since 2005    Lead Portfolio Manager of           N/A
                                                                    Rafferty, 2005 -- present;
                                                                   Portfolio Manager, Gartmore
                                                                     Global Investments from
                                                                           2000 -- 2005
-------------------------------------------------------------------------------------------------------------------
Louis Flamino Age: 30    Vice President     One Year; Since 2005     Wholesaler of Rafferty,            N/A
                                                                         1999 -- present.
-------------------------------------------------------------------------------------------------------------------

 Neil Kelly Age: 43      Vice President     One Year; Since 2005     Wholesaler of Rafferty,            N/A
                                                                   2004 -- present; First Vice
                                                                    President of Salomon Smith
                                                                    Barney from 1997 -- 2003.
-------------------------------------------------------------------------------------------------------------------

 Stephen P. Sprague       Treasurer and     One Year; Since 1999    Chief Financial Officer of          N/A
       Age: 56             Controller                                Rafferty for the past 5
                                                                              years.
-------------------------------------------------------------------------------------------------------------------
  Eric W. Falkeis           Secretary       One Year; Since 2004   Vice President, U.S. Bancorp         N/A
 615 East Michigan                                                      Fund Services LLC,
       Street                                                            1997 -- present.
Milwaukee, WI 53202
      Age: 32
-------------------------------------------------------------------------------------------------------------------
   Angela Brickl       Assistant Secretary  One Year; Since 2004    Compliance Administrator,           N/A
 615 East Michigan                                                 U.S. Bancorp Fund Services,
       Street                                                         LLC, 2003 -- present;
Milwaukee, WI 53202                                                  Business Analyst, Strong
      Age: 29                                                            Financial Corp.,
                                                                       2002 -- 2003; Senior
                                                                    Auditor, Arthur Anderson,
                                                                          1999 -- 2002.
-------------------------------------------------------------------------------------------------------------------

---------------------  -------------------

                       OTHER TRUSTEESHIPS/
                       DIRECTORSHIPS HELD
NAME, ADDRESS AND AGE      BY TRUSTEE
---------------------  -------------------
OFFICERS
 Daniel D. O'Neill           None
      Age: 37
---------------------  -------------------
Timothy P. Hagan Age:        None
         63
---------------------  -------------------
 Philip A. Harding           None
      Age: 62
---------------------  -------------------
 Sean Smyth Age: 34          None
---------------------  -------------------
Louis Flamino Age: 30        None
---------------------  -------------------
 Neil Kelly Age: 43          None
---------------------  -------------------
 Stephen P. Sprague          None
       Age: 56
---------------------  -------------------
  Eric W. Falkeis            None
 615 East Michigan
       Street
Milwaukee, WI 53202
      Age: 32
---------------------  -------------------
   Angela Brickl             None
 615 East Michigan
       Street
Milwaukee, WI 53202
      Age: 29
---------------------  -------------------

 (1) Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins own a beneficial interest in Rafferty.

 (2) Mr. Boyle was an Interested Trustee from May to September 2004 due to his daughter being employed by Rafferty Capital Markets, LLC during that time period.

 (3) The Potomac Funds currently offer for sale to the public 17 portfolios of the 20 currently registered with the SEC. In addition, the Potomac Insurance Trust currently consists of 12 separate portfolios, 4 of which are offered for sale.

   The Trustees and Officers table is current as of August 31, 2005.

INVESTMENT ADVISOR
          Rafferty Asset Management, LLC
          33 Whitehall Street, 10th Floor
          New York, NY 10004

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
          PAYING AGENT & SHAREHOLDING SERVICING AGENT
          U.S. Bancorp Fund Services, LLC
          P.O. Box 1993
          Milwaukee, WI 53201-1993

CUSTODIAN
          U.S. Bank, N.A.
          425 Walnut Street
          Cincinnati, Ohio 45202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
          Ernst & Young LLP
          233 S. Wacker Dr.
          Chicago, IL 60606

DISTRIBUTOR
          Rafferty Capital Markets, LLC
          59 Hilton Avenue
          Garden City, NY 11530

The Fund's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.


The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (starting with the year ending June 30, 2005) are available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

The Funds, with the exception of the U.S. Government Money Market Fund, file complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                     ANNUAL
                                     REPORT
                                August 31, 2005


                            [THE POTOMAC FUNDS LOGO]

                        33 Whitehall Street, 10th Floor
                               New York, NY 10004

                                 (800) 851-0511

                             LETTER TO SHAREHOLDERS
                                OCTOBER 25, 2005

Dear Shareholders,

The performance of the fixed income market for the period from September 1, 2004 through August 31, 2005 was unusual, with significant increases in short term interest rates but little movement in the rates on bonds of longer maturities. The Federal Reserve raised short term rates from 1.5% on September 1, 2004 to 3.5% by August 31, 2005. Although rates on longer term instruments usually rise in response to such action, the yield on the 10 Year Treasury Note actually declined, moving from 4.12% to 4.02%. The Evolution Managed Bond Fund (the "Bond Fund") benefited in the fourth quarter of 2004 from overweighting international bonds and high yield bonds, which both performed well despite sluggishness in the domestic market. For the last three months of 2004, the Bond Fund gained over 3%. Unfortunately, as the domestic bond markets rallied during the first few two months of 2005, the Bond Fund struggled due to continued exposure to international bonds and high yield issues and a lack of exposure to other sectors. As the broader bond market began declining in March, the Bond Fund established a cash position of over 50% in an attempt to insulate the Bond Fund from a substantial decline. The market quickly turned in April and began a strong four month rally. Although the Bond Fund rotated into and out of several areas of the market and registered some gains, the Fund's performance lagged the overall bond market. Despite a decline in the broad bond market from July through the end of August, the Bond Fund produced a slight gain from timely investments in convertible bonds, which benefited from a rally in the equity markets.

The equity markets experienced across-the-board double-digit gains for the same period, with the S&P 500, Nasdaq 100 and Russell 2000 gaining, in price terms, 10.5%, 15.6% and 21.6%, respectively, from September 1, 2004 through August 31, 2005. The small and mid-cap indexes led the way, bolstered by the energy and health care sectors. The Evolution Managed Equity Fund (the "Equity Fund") returned 21% for the period, double that of the S&P 500. The Equity Fund registered gains of over 10.7% for the last quarter of 2004 by emphasizing small and mid-cap issues in the energy and financial sectors and benefited from a strong rally. The markets moved sideways during the first quarter of 2005 and the Equity Fund declined 1.0% as it struggled to discern market direction and trade in and out of a variety of sectors. The domestic markets continued to move sideways during the second quarter but the Equity Fund had a modest gain of 1.8% as it benefited from positions in international ETFs, most notably those focused on Latin America and Europe. Small-caps continued to buoy the markets in the 3rd quarter of 2005, and the Fund took notice and maintained investments in excess of 40% in that asset class, while at the same time overweighting technology and energy companies.

As always, we thank you for investing with us and we look forward to our continued mutual success.

Sincerely,

Daniel O'Neill                                  Bruce Greig
Daniel O'Neill                                  Bruce Greig, CFA
The Potomac Funds                               Flexible Plan Investments, Inc.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL, TOLL-FREE, 1-800-851-0511.

AN INVESTMENT IN ANY OF THE POTOMAC FUNDS IS SUBJECT TO A NUMBER OF RISKS THAT COULD AFFECT THE VALUE OF ITS SHARES. IT IS IMPORTANT THAT INVESTORS CLOSELY REVIEW AND UNDERSTAND THESE RISKS BEFORE MAKING AN INVESTMENT. INVESTORS CONSIDERING AN INVESTMENT MAY OBTAIN A PROSPECTUS BY CALLING 1-800-851-0511. INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, AND ADDITIONAL RISKS, BEFORE INVESTING OR SENDING MONEY.

                          EVOLUTION MANAGED BOND FUND

                                         EVOLUTION MANAGED                               LIPPER HY BOND        LEHMAN AGGREGATE
                                             BOND FUND            S&P 500 INDEX              INDEX                BOND INDEX
                                         -----------------        -------------          --------------        ----------------
4/04                                           10000                  10000                  10000                  10000
                                                9120                   9899                   9818                   9722
8/04                                            9365                   9753                  10199                  10062
                                                9585                  10368                  10673                  10093
2/05                                            9707                  10631                  10973                  10189
                                                9512                  10524                  10726                  10385
8/05                                            9591                  10779                  11121                  10479

                                           AVERAGE ANNUAL
                                           TOTAL RETURN(1)
                                         -------------------
                                                     SINCE
                                         1 YEAR    INCEPTION
                                         ------    ---------
EVOLUTION MANAGED BOND FUND               2.41%      (2.90)%
S&P 500 INDEX                            10.51%       5.43%
LIPPER HY BOND INDEX                      9.04%       7.77%
LEHMAN U.S. AGGREGATE BOND INDEX          4.15%       3.35%

As of August 2005, the Lipper HY Bond Index and the Lehman U.S. Aggregate Bond Index have been added as additional measures of market performance for the Fund.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of the Lehman U.S. Aggregate Bond Index and S&P 500 Index do not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

(1) As of August 31, 2005.
(2) Commencement of operations.

                         EVOLUTION MANAGED EQUITY FUND

                                                               EVOLUTION MANAGED EQUITY FUND              S&P 500 INDEX
                                                               -----------------------------              -------------
4/04                                                                      10000.00                           10000.00
                                                                           9280.00                            9899.00
8/04                                                                       8780.00                            9753.00
                                                                           9695.00                           10368.00
2/05                                                                      10535.00                           10631.00
                                                                           9875.00                           10524.00
8/05                                                                      10620.00                           10779.00

                                           AVERAGE ANNUAL
                                           TOTAL RETURN(1)
                                         -------------------
                                                     SINCE
                                         1 YEAR    INCEPTION
                                         ------    ---------
EVOLUTION MANAGED EQUITY FUND            21.03%      4.33%
S&P 500 INDEX                            10.51%      5.43%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

(1) As of August 31, 2005.
(2) Commencement of operations.

                                EXPENSE EXAMPLE
                                AUGUST 31, 2005

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. The examples in this report are intended to help you understand your ongoing costs (in dollars) of investing in each mutual fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2005 - August 31, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. However, the example below does not include portfolio trading commissions and related expenses, or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as outgoing wire transfers, returned checks or stop payments orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                  EVOLUTION MANAGED BOND FUND
                                                  -----------------------------------------------------------
                                                                                                EXPENSES PAID
                                                      BEGINNING                 ENDING          DURING PERIOD
                                                  ACCOUNT VALUE          ACCOUNT VALUE        MARCH 1, 2005 -
                                                  MARCH 1, 2005        AUGUST 31, 2005       AUGUST 31, 2005*
                                                  -------------    -------------------    -------------------
Actual                                              $1,000.00      $            988.00    $             10.02
Hypothetical (5% return before expenses)             1,000.00                 1,015.12                  10.16

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                                                                 EVOLUTION MANAGED EQUITY FUND
                                                  -----------------------------------------------------------
                                                                                                EXPENSES PAID
                                                      BEGINNING                 ENDING          DURING PERIOD
                                                  ACCOUNT VALUE          ACCOUNT VALUE        MARCH 1, 2005 -
                                                  MARCH 1, 2005        AUGUST 31, 2005       AUGUST 31, 2005*
                                                  -------------    -------------------    -------------------
Actual                                              $1,000.00      $          1,008.10    $             10.12
Hypothetical (5% return before expenses)             1,000.00                 1,015.12                  10.16

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                          EVOLUTION MANAGED BOND FUND
                  ALLOCATION OF PORTFOLIO HOLDINGS (UNAUDITED)

                                AUGUST 31, 2005

[PIE CHART]
                         EVOLUTION MANAGED EQUITY FUND
                  ALLOCATION OF PORTFOLIO HOLDINGS (UNAUDITED)

                                AUGUST 31, 2005

[PIE CHART]
THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH AND OTHER ASSETS LESS LIABILITIES.

                          EVOLUTION MANAGED BOND FUND
                            SCHEDULE OF INVESTMENTS

                                AUGUST 31, 2005

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
INVESTMENT COMPANIES - 98.6%
 59,685   Aberdeen Asia-Pacific Income
            Fund                           $   379,597
 34,615   ACM Managed Income Fund              127,729
  9,787   Advent Claymore Convertible
            Securities and Income Fund         250,841
 10,202   Alliance World Dollar
            Government Fund                    127,525
 40,892   Alliance World Dollar
            Government Fund II                 505,834
  7,076   Bancroft Convertible Fund            128,005
 32,970   Blackrock Income Opportunity
            Trust                              376,517
 15,266   Calamos Convertible & High
            Income Fund                        250,820
 12,441   Calamos Convertible
            Opportunities and Income
            Fund                               250,935
  5,627   Castle Convertible Fund              128,014
 15,940   Corporate High Yield Fund V          239,738
 16,835   Corporate High Yield Fund VI         241,077
 55,533   Credit Suisse Asset
            Management Income Fund             239,902
 14,328   Eaton Vance Senior
            Floating-Rate Fund                 257,761
 16,718   Ellsworth Convertible Growth
            and Income Fund                    128,896
 15,856   Evergreen Income Advantage
            Fund                               239,743
  7,370   Evergreen Managed Income Fund        127,943
 14,368   Floating Rate Income
            Strategies Fund                    256,469
  8,595   Fort Dearborn Income
            Securities                         129,613
 20,339   Franklin Universal Trust             126,509
 36,640   ING Prime Rate Trust                 256,480
  2,198   iShares GS $ InvesTop
            Corporate Bond Fund                246,088
  2,968   iShares Lehman 1-3 Year
            Treasury Bond Fund                 240,705
 12,205   iShares Lehman 7-10 Year
            Treasury Bond Fund               1,052,315
  8,375   iShares Lehman 20+ Year
            Treasury Bond Fund                 803,916
 25,132   iShares Lehman Treasury
            Inflation Protected
            Securities Fund                  2,660,222
 10,861   Lincoln National Income Fund         127,617
 14,681   MFS Charter Income Trust             128,459
 19,178   MFS Government Markets Income
            Trust                              127,917

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
  8,521   Neuberger Berman Income
            Opportunity Fund               $   127,985
 15,655   Nicholas-Applegate
            Convertible & Income Fund          250,950
 18,791   Nuveen Preferred and
            Convertible Income Fund            250,296
 14,327   PIMCO Floating Rate Strategy
            Fund                               260,895
 15,940   PIMCO High Income Fund               239,578
 32,234   Putnam High Income Bond Fund         251,425
 15,577   Putnam Managed High Yield
            Fund                               128,199
 19,864   Putnam Master Intermediate
            Income Trust                       127,130
 20,404   Putnam Premier Income Trust          127,933
 20,414   Salomon Brothers Emerging
            Markets Debt Fund                  375,413
  9,955   Salomon Brothers Emerging
            Markets Floating Rate Fund         126,926
 26,858   Salomon Brothers Emerging
            Markets Income Fund II             374,401
  9,440   Salomon Brothers Global High
            Income Fund                        129,234
 15,691   Scudder Global High Income
            Fund                               125,528
 49,174   TCW Convertible Securities
            Fund                               251,279
 27,873   Templeton Emerging Markets
            Income Fund                        371,268
 42,248   Templeton Global Income Fund         373,895
 22,060   Van Kampen Income Trust              127,948
 31,769   Van Kampen Senior Income
            Trust                              257,329
                                           -----------
          TOTAL INVESTMENT COMPANIES
            (Cost $14,233,604)             $14,434,799
                                           -----------
SHORT-TERM INVESTMENT - 1.1%
MONEY MARKET FUND - 1.1%
162,020   Fidelity Institutional Money
            Market Portfolio               $   162,020
                                           -----------
          TOTAL SHORT-TERM INVESTMENT
            (Cost $162,020)                $   162,020
                                           -----------
          TOTAL INVESTMENTS - 99.7%
            (Cost $14,395,624)             $14,596,819
                                           -----------
          Other Assets in Excess of
            Liabilities - 0.3%                  45,529
                                           -----------
          TOTAL NET ASSETS - 100.0%        $14,642,348
                                           ===========

Percentages are calculated as a percent of net assets.
                     See notes to the financial statements.

                         EVOLUTION MANAGED EQUITY FUND
                            SCHEDULE OF INVESTMENTS

                                AUGUST 31, 2005

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS - 93.3%
Aerospace & Defense - 0.6%
1,746    Esterline Technologies Corp. *    $    76,213
  238    L-3 Communications Holdings,
           Inc.                                 19,487
  254    Northrop Grumman Corp.                 14,247
  215    Precision Castparts Corp.              20,786
                                           -----------
                                               130,733
                                           -----------
Airlines - 0.1%
  826    Skywest, Inc.                          19,584
                                           -----------

Auto Components - 0.4%
3,587    Midas, Inc. *                          75,686
                                           -----------

Automobiles - 0.1%
  392    Harley-Davidson, Inc.                  19,310
                                           -----------

Biotechnology - 0.5%
  261    Amgen, Inc. *                          20,854
10,050   Arqule, Inc. *                         76,782
                                           -----------
                                                97,636
                                           -----------
Capital Markets - 0.8%
1,698    Franklin Resources, Inc.              136,587
  777    Investment Technology Group,
           Inc. *                               21,329
                                           -----------
                                               157,916
                                           -----------
Commercial Banks - 0.5%
  733    AmSouth Bancorp                        19,292
1,593    SVB Financial Group *                  74,935
                                           -----------
                                                94,227
                                           -----------
Commercial Services & Supplies - 0.3%
1,707    Heidrick & Struggles
           International, Inc. *                56,365
                                           -----------
Communications Equipment - 0.6%
  809    ADTRAN, Inc.                           20,888
3,985    CommScope, Inc. *                      74,520
  967    Motorola, Inc.                         21,158
1,344    Powerwave Technologies, Inc. *         14,085
                                           -----------
                                               130,651
                                           -----------
Computers & Peripherals - 0.1%
  524    Hewlett-Packard Co.                    14,546
                                           -----------

Construction & Engineering - 0.2%
1,688    The Shaw Group Inc. *                  35,617
                                           -----------

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Electrical Equipment - 0.4%
1,866    Ametek, Inc.                      $    75,181
                                           -----------

Electronic Equipment & Instruments - 0.5%
  708    Cognex Corp.                           21,063
2,590    Electro Scientific Industries,
           Inc. *                               57,446
  485    Jabil Circuit, Inc. *                  14,278
  873    Plexus Corp. *                         14,911
                                           -----------
                                               107,698
                                           -----------
Energy Equipment & Services - 2.6%
  672    Cal Dive International, Inc. *         41,973
  953    Hanover Compressor Co. *               14,400
1,312    Helmerich & Payne, Inc.                77,959
  861    Hydril *                               58,978
1,426    Lone Star Technologies *               78,858
1,976    Noble Corp.                           140,889
  419    Oceaneering International,
           Inc. *                               20,833
  466    Tidewater, Inc.                        20,755
2,338    Veritas DGC, Inc. *                    75,190
                                           -----------
                                               529,835
                                           -----------
Financial Services - 1.0%
1,891    GATX Corp.                             76,642
2,783    Moody's Corp.                         136,673
                                           -----------
                                               213,315
                                           -----------
Food & Staples Retailing - 0.3%
  501    BJ's Wholesale Club, Inc. *            14,304
  330    Costco Wholesale Corp.                 14,335
  385    Longs Drug Stores Corp.                16,324
  458    Performance Food Group Co. *           14,184
                                           -----------
                                                59,147
                                           -----------
Health Care Equipment & Supplies - 1.0%
  253    Bausch & Lomb, Inc.                    19,175
  240    Biosite, Inc. *                        14,350
  464    St Jude Medical, Inc. *                21,298
3,813    SurModics, Inc. *                     141,615
                                           -----------
                                               196,438
                                           -----------
Health Care Providers & Services - 1.1%
  303    Caremark Rx, Inc. *                    14,159
  408    Chemed Corp.                           16,508
2,953    Gentiva Health Services, Inc.
           *                                    55,930
  342    Humana, Inc. *                         16,471
3,250    Odyssey HealthCare, Inc. *             54,275
  216    Pacificare Health Systems *            16,282

                     See notes to the financial statements.

                         EVOLUTION MANAGED EQUITY FUND
                      SCHEDULE OF INVESTMENTS (continued)
                                AUGUST 31, 2005

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Health Care Providers & Services - 1.1% (Continued)
  375    Pharmaceutical Product
           Development, Inc. *             $    21,101
  510    Priority Healthcare Corp. *            14,224
  241    Sunrise Senior Living, Inc. *          14,313
                                           -----------
                                               223,263
                                           -----------
Hotels Restaurants & Leisure - 0.1%
  297    Marriott International, Inc. -
           Class A                              18,773
                                           -----------
Household Durables - 1.6%
  248    Centex Corp.                           16,802
  467    DR Horton, Inc.                        17,242
  284    Hovnanian Enterprises, Inc. -
           Class A *                            17,083
  232    KB Home                                17,205
  283    MDC Holdings, Inc.                     21,616
1,207    Meritage Homes Corp. *                 94,496
   19    NVR, Inc. *                            16,815
  198    Pulte Homes, Inc.                      17,068
  232    Ryland Group, Inc.                     16,788
2,178    Standard-Pacific Corp.                 95,680
                                           -----------
                                               330,795
                                           -----------
Insurance - 0.7%
  320    ACE Ltd.                               14,211
  329    Aflac, Inc.                            14,219
1,370    AmerUs Group Co.                       75,788
  528    HCC Insurance Holdings, Inc.           14,071
  206    XL Capital Ltd. - Class A              14,317
                                           -----------
                                               132,606
                                           -----------
Internet & Catalog Retail - 0.2%
  529    eBay, Inc. *                           21,419
1,198    The J. Jill Group, Inc. *              21,229
                                           -----------
                                                42,648
                                           -----------
Investment Companies - 54.3%
35,843   iShares MSCI EAFE Index Fund        2,008,283
21,367   iShares MSCI Emerging Markets
           Index Fund                        1,669,190
3,389    iShares MSCI Pacific ex-Japan
           Index Fund                          334,799
22,544   iShares S&P Europe 350 Index
           Fund                              1,787,739

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Investment Companies - 54.3% (Continued)
49,521   iShares S&P Latin American 40
           Index Fund                      $ 5,155,136
                                           -----------
                                            10,955,147
                                           -----------
IT Services - 0.3%
1,840    Ciber, Inc. *                          14,426
1,015    Convergys Corp. *                      14,433
  944    Intrado, Inc. *                        14,160
  385    MAXIMUS, Inc.                          14,499
                                           -----------
                                                57,518
                                           -----------
Machinery - 1.1%
3,276    Astec Industries, Inc. *              101,720
  302    Eaton Corp.                            19,304
2,953    JLG Industries, Inc.                   96,829
  314    SPX Corp.                              14,300
                                           -----------
                                               232,153
                                           -----------
Media - 0.1%
  393    Scholastic Corp. *                     14,333
                                           -----------
Metals & Mining - 1.2%
1,616    Carpenter Technology Corp.             90,011
1,934    Cleveland-Cliffs, Inc.                137,469
  274    Quanex Corp.                           16,854
                                           -----------
                                               244,334
                                           -----------
Multiline Retail - 0.3%
2,773    Family Dollar Stores, Inc.             55,127
  120    Sears Holdings Corp. *                 16,303
                                           -----------
                                                71,430
                                           -----------
Office Electronics - 0.3%
1,529    Zebra Technologies Corp. -
           Class A *                            57,123
                                           -----------
Oil & Gas - 12.3%
1,518    Anadarko Petroleum Corp.              137,941
2,126    Apache Corp.                          152,264
2,221    Burlington Resources, Inc.            163,888
  553    Chevron Corp.                          33,954
  298    ConocoPhillips                         19,650
  471    Denbury Resources, Inc. *              21,303
2,293    Devon Energy Corp.                    139,346
2,162    EOG Resources, Inc.                   138,000
  356    Exxon Mobil Corp.                      21,324
1,689    Forest Oil Corp. *                     75,921
2,767    Frontier Oil Corp.                    101,411

                     See notes to the financial statements.

                         EVOLUTION MANAGED EQUITY FUND
                      SCHEDULE OF INVESTMENTS (continued)
                                AUGUST 31, 2005

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Oil & Gas - 12.3% (Continued)
1,568    Kerr-McGee Corp.                  $   138,031
1,451    Kinder Morgan, Inc.                   138,527
  340    Marathon Oil Corp.                     21,865
  413    Newfield Exploration Co. *             19,502
1,586    Noble Energy, Inc.                    139,790
1,683    Occidental Petroleum Corp.            139,739
  393    Pioneer Natural Resources Co.          19,414
  344    Pogo Producing Co.                     19,264
5,618    Remington Oil & Gas Corp. *           216,462
2,436    Southwestern Energy Co. *             141,044
4,138    St. Mary Land & Exploration
           Co.                                 142,637
  237    Sunoco, Inc.                           17,230
3,010    Swift Energy Co. *                    138,249
  368    Valero Energy Corp.                    39,192
3,570    XTO Energy, Inc.                      142,086
                                           -----------
                                             2,478,034
                                           -----------
Pharmaceuticals - 0.9%
2,982    Barr Pharmaceuticals, Inc. *          136,009
  303    Johnson & Johnson                      19,207
  953    King Pharmaceuticals, Inc. *           14,009
1,076    Valeant Pharmaceuticals
           International                        21,498
                                           -----------
                                               190,723
                                           -----------
Road & Rail - 0.1%
  410    Yellow Roadway Corp. *                 19,209
                                           -----------

Semiconductor & Semiconductor Equipment - 1.0%
2,188    Cree, Inc. *                           56,100
1,373    Exar Corp. *                           21,433
5,150    Integrated Device Technology,
           Inc. *                               55,105
  473    NVIDIA Corp. *                         14,512
1,778    Silicon Laboratories, Inc. *           55,171
                                           -----------
                                               202,321
                                           -----------
Software - 4.1%
3,610    Ansys, Inc. *                         136,277
3,269    Autodesk, Inc.                        141,221
1,838    Fair Isaac Corp.                       75,119
4,933    JDA Software Group, Inc. *             69,802
1,260    MapInfo Corp. *                        14,263

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Software - 4.1% (Continued)
1,476    Oracle Corp. *                    $    19,144
3,316    Parametric Technology Corp. *          20,095
4,277    RSA Security, Inc. *                   56,200
3,736    SS&C Technologies, Inc.               136,327
  602    TALX Corp.                             21,467
2,056    THQ, Inc. *                            69,102
5,862    Wind River Systems, Inc. *             77,027
                                           -----------
                                               836,044
                                           -----------
Specialty Retail - 1.3%
  199    Building Material Holding
           Corp.                                18,603
  420    Burlington Coat Factory
           Warehouse Corp.                      16,111
  399    The Children's Place Retail
           Stores, Inc. *                       16,323
  253    Electronics Boutique Holdings
           Corp. *                              16,217
  414    Genesco, Inc. *                        16,440
2,893    Men's Wearhouse, Inc. *                88,179
2,936    Movie Gallery, Inc.                    52,819
1,347    Too, Inc. *                            35,911
                                           -----------
                                               260,603
                                           -----------
Textiles, Apparel & Luxury Goods - 1.0%
4,186    Coach, Inc. *                         138,933
4,257    Stride Rite Corp.                      54,915
                                           -----------
                                               193,848
                                           -----------
Thrifts & Mortgage Finance - 0.7%
6,052    Fremont General Corp.                 138,107
                                           -----------

Trading Companies & Distributors - 0.1%
  305    W.W. Grainger, Inc.                    19,618
                                           -----------

Utilities - 0.5%
  244    Constellation Energy Group,
           Inc.                                 14,335
1,995    Energen Corp.                          76,448
  625    Pepco Holdings, Inc.                   14,275
                                           -----------
                                               105,058
                                           -----------
         TOTAL COMMON STOCKS
           (Cost $17,895,366)              $18,837,573
                                           -----------

                     See notes to the financial statements.

                         EVOLUTION MANAGED EQUITY FUND
                      SCHEDULE OF INVESTMENTS (continued)
                                AUGUST 31, 2005

----------------------------------------------------------
FACE
AMOUNT                                           VALUE
----------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.1%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.6%
$135,000   Federal Home Loan Bank
             Discount Note, 3.07%,
             09/16/2005                     $  134,806
 240,000   Federal Home Loan Bank
             Discount Note, 3.21%,
             09/28/2005                        239,374
 150,000   Federal Home Loan Bank
             Discount Note, 2.97%,
             11/02/2005                        149,062
                                            ----------
           TOTAL U.S. GOVERNMENT AGENCY
             OBLIGATIONS
             (Cost $523,257)                $  523,242
                                            ----------

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
MONEY MARKET FUND - 0.5%
100,238   Fidelity Institutional Money
            Market Portfolio               $   100,238
                                           -----------
          TOTAL MONEY MARKET FUND (Cost
            $100,238)                      $   100,238
                                           -----------
          TOTAL SHORT-TERM
            INVESTMENTS - 3.1%
            (Cost $623,495)                $   623,480
                                           -----------
          TOTAL INVESTMENTS - 96.4%
            (Cost $18,518,861)             $19,461,053
          Other Assets in Excess of
            Liabilities - 3.6%                 722,594
                                           -----------
          TOTAL NET ASSETS - 100.0%        $20,183,647
                                           ===========

Percentages are calculated as a percent of net assets.

* Non-income producing security.

                     See notes to the financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 2005

                                                               EVOLUTION MANAGED     EVOLUTION MANAGED
                                                                   BOND FUND            EQUITY FUND
                                                               -----------------     -----------------
ASSETS:
Investments, at market value (Note 2).......................      $14,596,819           $19,461,053
Cash........................................................               --                 1,793
Receivable for Fund shares sold.............................           33,632               124,297
Receivable for investments sold.............................        1,692,792             1,123,559
Receivable from Advisor.....................................           12,019                18,615
Dividends and interest receivable...........................           28,930                 5,921
Other assets................................................            5,513                 5,578
                                                                  -----------           -----------
    Total Assets............................................       16,369,705            20,740,816
                                                                  -----------           -----------
LIABILITIES:
Payable for investments purchased...........................        1,658,185               447,041
Payable for Fund shares redeemed............................           31,685                54,279
Accrued distribution expenses...............................            3,062                 4,524
Accrued expenses and other liabilities......................           34,425                51,325
                                                                  -----------           -----------
    Total Liabilities.......................................        1,727,357               557,169
                                                                  -----------           -----------
NET ASSETS..................................................      $14,642,348           $20,183,647
                                                                  ===========           ===========
NET ASSETS CONSIST OF:
Capital stock...............................................      $15,811,745           $18,737,201
Accumulated undistributed net investment income (loss)......          134,123                    --
Accumulated undistributed net realized gain (loss) on
  investments...............................................       (1,504,715)              504,254
Net unrealized appreciation (depreciation) on:
  Investments...............................................          201,195               942,192
                                                                  -----------           -----------
    Total Net Assets........................................      $14,642,348           $20,183,647
                                                                  ===========           ===========
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR CLASS:
Net assets..................................................      $14,642,348           $20,183,647
Shares outstanding (unlimited shares of beneficial interest
  authorized, no par value).................................          804,411               950,141
Net Asset Value, Redemption Price and Offering Price Per
  Share.....................................................      $     18.20           $     21.24
                                                                  ===========           ===========
Cost of Investments.........................................      $14,395,624           $18,518,861
                                                                  ===========           ===========

                     See notes to the financial statements.

                            STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2005

                                                              EVOLUTION MANAGED   EVOLUTION MANAGED
                                                                  BOND FUND          EQUITY FUND
                                                              -----------------   -----------------
INVESTMENT INCOME:
Dividend income.............................................      $ 917,070          $  135,162
Interest income.............................................         22,186              33,479
                                                                  ---------          ----------
    Total investment income.................................        939,256             168,641
                                                                  ---------          ----------
EXPENSES:
Investment advisory fees....................................        140,996             196,594
Distribution expenses.......................................         35,249              49,148
Administration fees.........................................         22,316              24,329
Shareholder servicing fees..................................          7,679              10,649
Fund accounting fees........................................         25,310              36,066
Custody fees................................................          5,336               8,807
Federal and state registration..............................         21,651              22,016
Professional fees...........................................         22,743              24,161
Reports to shareholders.....................................          8,002              11,168
Directors' fees and expenses................................          1,551               2,247
Other.......................................................          3,944               3,067
                                                                  ---------          ----------
    Total expenses before waiver or recoupment and dividends
      on short positions....................................        294,777             388,252
    Less: Waiver of expenses or recoupment from Advisor.....        (12,784)              4,935
                                                                  ---------          ----------
    Net expenses before dividends on short positions........        281,993             393,187
    Dividends on short positions............................          4,055                  --
                                                                  ---------          ----------
    Net expenses............................................        286,048             393,187
                                                                  ---------          ----------
NET INVESTMENT INCOME (LOSS)................................        653,208            (224,546)
                                                                  ---------          ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...............................................        (69,902)          2,949,417
  Capital gain distributions from investment companies......        119,982                  --
  Short positions...........................................        (28,764)              1,494
                                                                  ---------          ----------
                                                                     21,316           2,950,911
                                                                  ---------          ----------
Change in net unrealized appreciation (depreciation) on:
  Investments...............................................       (247,255)            674,856
                                                                  ---------          ----------
    Net realized and unrealized gain (loss) on
      investments...........................................       (225,939)          3,625,767
                                                                  ---------          ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................      $ 427,269          $3,401,221
                                                                  =========          ==========

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                AUGUST 31, 2005

                                              EVOLUTION MANAGED BOND FUND           EVOLUTION MANAGED EQUITY FUND
                                          ------------------------------------   ------------------------------------
                                            Year Ended       April 1, 2004(1)      Year Ended       April 1, 2004(1)
                                          August 31, 2005   to August 31, 2004   August 31, 2005   to August 31, 2004
                                          ---------------   ------------------   ---------------   ------------------
OPERATIONS:
Net investment income (loss)............   $    653,208        $   156,258        $   (224,546)       $   (65,230)
Net realized gain (loss) on
  investments...........................        (98,666)        (1,526,027)          2,950,911         (2,222,108)
Capital gain distributions from
  regulated investment companies........        119,982                 --                  --                 --
Change in net unrealized appreciation
  (depreciation) on investments.........       (247,255)           448,450             674,856            267,336
                                           ------------        -----------        ------------        -----------
    Net increase (decrease) in net
      assets resulting from
      operations........................        427,269           (921,319)          3,401,221         (2,020,002)
                                           ------------        -----------        ------------        -----------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR
  CLASS:
Net investment income...................       (677,094)                --                  --                 --
Net realized gains......................             --                 --                  --                 --
                                           ------------        -----------        ------------        -----------
    Total distributions.................       (677,094)                --                  --                 --
                                           ------------        -----------        ------------        -----------
CAPITAL SHARE TRANSACTIONS - INVESTOR
  CLASS:
Proceeds from shares sold...............     13,458,408         22,031,014          46,046,979         23,986,637
Proceeds from shares issued to holders
  in reinvestment of dividends..........        677,094                 --                  --                 --
Cost of shares redeemed.................    (15,208,188)        (5,144,836)        (42,072,647)        (9,158,541)
                                           ------------        -----------        ------------        -----------
    Net increase (decrease) in net
      assets resulting from capital
      share transactions................     (1,072,686)        16,886,178           3,974,332         14,828,096
                                           ------------        -----------        ------------        -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................     (1,322,511)        15,964,859           7,375,553         12,808,094
                                           ------------        -----------        ------------        -----------
NET ASSETS:
Beginning of period.....................     15,964,859                 --          12,808,094                 --
                                           ------------        -----------        ------------        -----------
End of period...........................   $ 14,642,348        $15,964,859        $ 20,183,647        $12,808,094
                                           ============        ===========        ============        ===========
ACCUMULATED UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS), END OF PERIOD..........   $    134,123        $   156,258        $         --        $        --
                                           ------------        -----------        ------------        -----------

(1) Commencement of operations.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                              EVOLUTION MANAGED BOND FUND            EVOLUTION MANAGED EQUITY FUND
                                          ------------------------------------   -------------------------------------
                                                     INVESTOR CLASS                         INVESTOR CLASS
                                          ------------------------------------   -------------------------------------
                                            Year Ended       April 1, 2004(1)      Year Ended       April 1, 2004(1)
                                          August 31, 2005   to August 31, 2004   August 31, 2005   to August 31, 2004
                                          ---------------   ------------------   ---------------   -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD....    $     18.73        $     20.00         $     17.55         $     20.00
                                            -----------        -----------         -----------         -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)(4).........           0.86(8)            0.18(8)            (0.23)              (0.09)
Net realized and unrealized gain (loss)
  on investments(6).....................          (0.41)             (1.50)               3.92               (2.36)
                                            -----------        -----------         -----------         -----------
    Total from investment operations....           0.45              (1.27)               3.69               (2.45)
                                            -----------        -----------         -----------         -----------
LESS DISTRIBUTIONS:
Dividends from net investment income....          (0.98)                --                  --                  --
Distributions from realized gains.......             --                 --                  --                  --
                                            -----------        -----------         -----------         -----------
    Total distributions.................          (0.98)                --                  --                  --
                                            -----------        -----------         -----------         -----------
NET ASSET VALUE, END OF PERIOD..........    $     18.20        $     18.73         $     21.24         $     17.55
                                            ===========        ===========         ===========         ===========
TOTAL RETURN(2).........................          2.41%            (6.35)%(2)           21.03%            (12.25)%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...............    $14,642,348        $15,964,859         $20,183,647         $12,808,094
Ratio of expenses to average net assets
  excluding short dividends:
  Before expense waiver/recoupment......          2.09%              2.19%(3)            1.97%               2.34%(3)
  After expense waiver/recoupment.......          2.00%              2.00%(3)            2.00%               2.00%(3)
Ratio of expenses to average net assets
  including short dividends:
  Before expense waiver/recoupment......          2.12%              2.46%(3)
  After expense waiver/recoupment.......          2.03%              2.27%(3)
Ratio of net investment income (loss) to
  average net assets including short
  dividends:
  Before expense waive/recoupment.......          4.54%              2.49%(3)          (1.11)%             (1.55)%(3)
  After expense waive/recoupment........          4.63%(9)           2.68%(3,9)        (1.14)%             (1.21)%(3)
Portfolio turnover rate(5)..............           941%               536%              1,374%                558%

(1) Commencement of operations.
(2) Not annualized. All returns reflect reinvested dividends if any but do not reflect the impact of taxes.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(8) Net investment income (loss) before dividends on short positions for the period ended August 31, 2004 and the year ended August 31, 2005 were $0.89 and $0.21, respectively, for the Evolution Managed Bond Fund.
(9) The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended August 31, 2004 and the year ending was August 31, 2005 were 2.95% and 4.66%, respectively, for the Evolution Managed Bond Fund.

                     See notes to the financial statements.

                        POTOMAC EVOLUTION MANAGED FUNDS
                       NOTES TO THE FINANCIAL STATEMENTS
                                AUGUST 31, 2005

1. ORGANIZATION

Potomac Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 17 series of which two are included in this report, the Evolution Managed Bond Fund and Evolution Managed Equity Fund (each a "Fund" and collectively, the "Funds"). Each Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act. The Evolution Managed Bond Fund and Evolution Managed Equity Fund commenced operations on April 1, 2004.

The objective of the Evolution Managed Bond Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange traded funds (ETFs) and other investment companies (fixed-income securities). The objective of the Evolution Managed Equity Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and American Depository Receipts (ADRs) or indirectly through securities that invest in or are a derivative of equity securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

  A) INVESTMENT VALUATION - Equity securities, OTC securities, swap agreements, investment companies, options and futures are valued at their last sales price, or if not available, the mean of the last bid and ask price. Price information on listed stocks is obtained from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. Securities traded principally on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. Options, futures and other securities for which no quotations are readily available, the Funds' pricing service does not provide a valuation for such securities, or for which Rafferty Asset Management, LLC (the "Advisor") has reason to question the validity of quotations received are fair valued as determined in good faith under the supervision of the Board of Trustees. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Other debt securities are valued by using the closing bid and asked prices provided by the Funds' pricing service, or, if such prices are unavailable, by a pricing matrix method.

  B) REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

  C) WRITTEN OPTIONS - Each Fund may write (sell) options. When a Fund writes an option, an amount equal to the premium received is recorded in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option is closed, expired, or exercised, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold). As collateral for uncovered written options, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract, but not less than the strike price, for call options.

  D) STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

  E) SHORT POSITIONS - Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

  F) RISKS OF OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND SHORT POSITIONS - The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

  G) SECURITY TRANSACTIONS - Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

  H) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.

  I) INCOME AND EXPENSES - Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust's series in proportion to their respective net assets.

  J) DISTRIBUTIONS TO SHAREHOLDERS - Each Fund generally pays dividends from substantially all of its net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. The Funds also may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

The tax character of distributions during the year ended August 31, 2005 and the period ended August 31, 2004 were as follows:

                                        EVOLUTION MANAGED BOND FUND        EVOLUTION MANAGED EQUITY FUND
                                     ---------------------------------   ---------------------------------
                                       Year Ended       Period Ended       Year Ended       Period Ended
                                     August 31, 2005   August 31, 2004   August 31, 2005   August 31, 2004
                                     ---------------   ---------------   ---------------   ---------------
Distributions paid from:
Ordinary Income                         $677,094            $  --             $  --             $  --
Long-term capital gain                        --               --                --                --
                                        --------            -----             -----             -----
     Total distributions paid           $677,094            $  --             $  --             $  --
                                        ========            =====             =====             =====

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                                           EVOLUTION MANAGED   EVOLUTION MANAGED
                                                               BOND FUND          EQUITY FUND
                                                           -----------------   -----------------
Cost basis of investments for federal income tax purposes     $14,661,960         $19,125,004
                                                              -----------         -----------
Unrealized Appreciation                                           242,245           1,050,407
Unrealized Depreciation                                          (307,386)           (714,358)
                                                              -----------         -----------
Net unrealized appreciation/(depreciation)                        (65,141)            336,049
                                                              -----------         -----------
Undistributed ordinary income/(loss)                              134,123           1,111,829
Undistributed long-term gain/(loss)                                    --                  --
                                                              -----------         -----------
Distributable earnings                                            134,123           1,111,829
                                                              -----------         -----------
Other accumulated gain/(loss)                                  (1,238,379)             (1,432)
                                                              -----------         -----------
Total accumulated gain/(loss)                                 $(1,169,397)        $ 1,446,446
                                                              ===========         ===========

  K) USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CAPITAL SHARE TRANSACTIONS

The capital share transactions for the Investor Class during the periods ended August 31, 2005 and August 31, 2004 for the Funds were as follows:

                                       EVOLUTION MANAGED BOND FUND           EVOLUTION MANAGED EQUITY FUND
                                   ------------------------------------   ------------------------------------
                                     Year Ended         Period Ended        Year Ended         Period Ended
                                   August 31, 2005   August 31, 2004(1)   August 31, 2005   August 31, 2004(1)
                                   ---------------   ------------------   ---------------   ------------------
Shares sold                            732,003           1,131,043           2,334,763          1,230,747
Shares issued to holders in
  reinvestment of dividends             36,811                  --                  --                 --
Shares redeemed                       (816,587)           (278,859)         (2,114,272)          (501,097)
                                      --------            --------          ----------           --------
     Net increase (decrease) from
       capital share transactions      (47,773)            852,184             220,491            729,650
                                      ========            ========          ==========           ========

(1) Commenced operations on April 1, 2004.

4. INVESTMENT TRANSACTIONS

During the year ended August 31, 2005, the aggregate purchases and sales of investments (excluding short-term investments were:

                                                           EVOLUTION MANAGED   EVOLUTION MANAGED
                                                               BOND FUND          EQUITY FUND
                                                           -----------------   -----------------
Purchases                                                    $123,090,002        $240,489,318
Sales                                                         124,280,234         237,891,578

There were no purchases or sales of long-term U.S. Government securities during the year ended August 31, 2005.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year.

At August 31, 2005, the Evolution Managed Equity Fund had post-October losses of $1,432.

At August 31, 2005, the Evolution Managed Bond Fund had a capital loss carryover of $1,238,379 that expires in 2013. The Evolution Managed Equity Fund did not have a capital loss carryover. These amounts may be used to offset future capital gains.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. Permanent differences are primarily due to net operating losses and nondeductible excise taxes. On the Statement of Assets and Liabilities, the following adjustments were made:

                                                    ACCUMULATED       ACCUMULATED
                                                   NET INVESTMENT    NET REALIZED
                                                   INCOME OR LOSS   GAINS OR LOSSES   CAPITAL STOCK
                                                   --------------   ---------------   -------------
Evolution Managed Bond Fund                           $  1,751         $      (4)       $ (1,747)
Evolution Managed Equity Fund                          224,546          (224,549)              3

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with the Advisor. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's average daily net assets. In addition, the Advisor has entered into sub-advisory agreements relating to the Funds whereby the sub-advisor will direct investment activities of the Funds. The Advisor pays, out of the management fees it receives from the Funds, a fee for these services. For the year ended August 31, 2005, the Advisor agreed to waive all operating expenses (excluding average dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund's average daily net assets. The Advisor may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the year ended August 31, 2005, the Advisor waived the following expenses:

                                                           EVOLUTION MANAGED   EVOLUTION MANAGED
                                                               BOND FUND          EQUITY FUND
                                                           -----------------   -----------------
Annual Advisory rate                                               1.00%              1.00%
Annual cap on expenses:                                            2.00%              2.00%
Expenses paid in excess of annual cap on expenses -- 2005       $12,784             $   --
Voluntary waiver -- 2005                                        $    --             $   --
Advisory expense waiver recovery -- 2005                        $    --             $4,935

Recovering expenses subject to potential recovery expiring in:

                                                           EVOLUTION MANAGED   EVOLUTION MANAGED
                                                               BOND FUND          EQUITY FUND
                                                           -----------------   -----------------
2007                                                            $11,033             $13,064
2008                                                            $12,784             $    --

The Board of Trustees has authorized the Funds to pay Rule 12b-1 fees equal to 0.25% of the Investor Class average daily net assets. Rafferty Capital Markets, LLC (the "Distributor") serves as principal underwriter of the Funds, and acts as the Funds' distributor in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Advisor. There were no Rule 12b-1 fees retained by the Distributor for the period ended August 31, 2005.

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. Each Fund's maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees of Potomac Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Evolution Managed Bond Fund and Evolution Managed Equity Fund (two of the funds constituting the Potomac Funds) (the "Funds") as of August 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from April 1, 2004 (commencement of operations) to August 31, 2004. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evolution Managed Bond Fund and Evolution Managed Equity Fund of the Potomac Funds, at August 31, 2005, the results of their operations for the year then ended and the changes in their net assets and their financial highlights for the year then ended and for the period from April 1, 2004 (commencement of operations) to August 31, 2004, in conformity with U.S. generally accepted accounting principles.

                                         /s/ ERNST & YOUNG LLP

October 21, 2005
Chicago, Illinois

                               THE POTOMAC FUNDS
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds' Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                                          PRINCIPAL               PORTFOLIOS
                           POSITION(S)       TERM OF OFFICE AND     OCCUPATION(S) DURING       IN FUND COMPLEX
NAME, ADDRESS AND AGE    HELD WITH FUND     LENGTH OF TIME SERVED      PAST FIVE YEARS      OVERSEEN BY TRUSTEE(3)
------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
    Lawrence C.          Chairman of the     Lifetime of Trust       Chairman and Chief              32
    Rafferty(1)         Board of Trustees     until removal or      Executive Officer of
      Age: 63                                resignation; Since           Rafferty,
                                                    1997           1997 -- present; Chief
                                                                    Executive Officer of
                                                                     Rafferty Companies,
                                                                    LLC, 1996 -- present;
                                                                   Chief Executive Officer
                                                                     of Rafferty Capital
                                                                       Markets, Inc.,
                                                                      1995 -- present.
------------------------------------------------------------------------------------------------------------------
 Jay F. Higgins(1)           Trustee         Lifetime of Trust        Chairman, Bengal               32
      Age: 60                                 until removal or         Partners, LLC,
                                             resignation; Since     1998 -- present (NASD
                                                    1997               Broker-Dealer).

---------------------  -------------------
                              OTHER
                          TRUSTEESHIPS/
                          DIRECTORSHIPS
NAME, ADDRESS AND AGE    HELD BY TRUSTEE
---------------------  -------------------
INTERESTED TRUSTEES
    Lawrence C.               None
    Rafferty(1)
      Age: 63
---------------------  -------------------
 Jay F. Higgins(1)        Dwango North
      Age: 60             America Corp.
                        (radio, telephone
                         communications)

--------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                            PRINCIPAL               PORTFOLIOS
                             POSITION(S)       TERM OF OFFICE AND     OCCUPATION(S) DURING       IN FUND COMPLEX
NAME, ADDRESS AND AGE      HELD WITH FUND     LENGTH OF TIME SERVED      PAST FIVE YEARS      OVERSEEN BY TRUSTEE(3)
--------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
    Daniel J. Byrne            Trustee         Lifetime of Trust       President and Chief             32
        Age: 61                                 until removal or      Executive Officer of
                                               resignation; Since    Byrne Securities Inc.,
                                                      1997              1992 -- present;
                                                                      Trustee, The Opening
                                                                          Word Program,
                                                                      Wyandanch, New York.
--------------------------------------------------------------------------------------------------------------------
   Kevin G. Boyle(2)           Trustee         Lifetime of Trust       President, Kevin G.             32
        Age: 64                                 until removal or     Boyle Securities, Inc.,
                                               resignation; Since       1981 -- present.
                                                      2002
--------------------------------------------------------------------------------------------------------------------
 Gerald E. Shanley III         Trustee         Lifetime of Trust      Business Consultant,             32
        Age: 62                                 until removal or        1985 -- present;
                                               resignation; Since     Trustee of Estate of
                                                      1997             Charles S. Payson,
                                                                        1987 -- present.

-----------------------  -------------------
                                OTHER
                            TRUSTEESHIPS/
                            DIRECTORSHIPS
NAME, ADDRESS AND AGE      HELD BY TRUSTEE
-----------------------  -------------------
NON-INTERESTED TRUSTEES
    Daniel J. Byrne             None
        Age: 61
-----------------------  -------------------
   Kevin G. Boyle(2)            None
        Age: 64
-----------------------  -------------------
 Gerald E. Shanley III          None
        Age: 62

                               THE POTOMAC FUNDS
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

                                                                                                     NUMBER OF
                                                                            PRINCIPAL                PORTFOLIOS
                             POSITION(S)       TERM OF OFFICE AND      OCCUPATION(S) DURING       IN FUND COMPLEX
NAME, ADDRESS AND AGE      HELD WITH FUND     LENGTH OF TIME SERVED      PAST FIVE YEARS       OVERSEEN BY TRUSTEE(3)
---------------------------------------------------------------------------------------------------------------------
OFFICERS
   Daniel D. O'Neill       Chief Executive    One Year; Since 2003     Managing Director of            N/A
        Age: 37               Officer;                                      Rafferty,
                                                                         1999 -- present.
                              President       One Year; Since 1999
---------------------------------------------------------------------------------------------------------------------
   Timothy P. Hagan       Chief Compliance    One Year; Since 2004      Vice President of              N/A
        Age: 63                Officer                                      Rafferty,
                                                                         1997 -- present.
                           Chief Financial    One Year; Since 2004;
                               Officer         From 1997 -- 2001
---------------------------------------------------------------------------------------------------------------------
   Philip A. Harding         Senior Vice      One Year; Since 1999      Vice President of              N/A
        Age: 62               President                                     Rafferty,
                                                                         1997 -- present.
---------------------------------------------------------------------------------------------------------------------
      Sean Smyth           Vice President     One Year; Since 2005    Lead Portfolio Manager           N/A
        Age: 34                                                            of Rafferty,
                                                                         2005 -- present;
                                                                        Portfolio Manager,
                                                                         Gartmore Global
                                                                         Investments from
                                                                           2000 -- 2005
---------------------------------------------------------------------------------------------------------------------
     Louis Flamino         Vice President     One Year; Since 2005   Wholesaler of Rafferty,           N/A
        Age: 30                                                          1999 -- present.
---------------------------------------------------------------------------------------------------------------------
      Neil Kelly           Vice President     One Year; Since 2005   Wholesaler of Rafferty,           N/A
        Age: 43                                                       2004 -- present; First
                                                                        Vice President of
                                                                       Salomon Smith Barney
                                                                        from 1997 -- 2003.
---------------------------------------------------------------------------------------------------------------------
  Stephen P. Sprague        Treasurer and     One Year; Since 1999   Chief Financial Officer           N/A
        Age: 56              Controller                              of Rafferty for the past
                                                                             5 years.
---------------------------------------------------------------------------------------------------------------------
    Eric W. Falkeis           Secretary       One Year; Since 2004     Vice President, U.S.            N/A
   615 East Michigan                                                  Bancorp Fund Services
        Street                                                                 LLC,
  Milwaukee, WI 53202                                                    1997 -- present.
        Age: 32
---------------------------------------------------------------------------------------------------------------------
     Angela Brickl       Assistant Secretary  One Year; Since 2004          Compliance                 N/A
   615 East Michigan                                                   Administrator, U.S.
        Street                                                        Bancorp Fund Services,
  Milwaukee, WI 53202                                                 LLC, 2003 -- present;
        Age: 29                                                      Business Analyst, Strong
                                                                     Financial Corp., 2002 --
                                                                      2003; Senior Auditor,
                                                                         Arthur Andersen,
                                                                          1999 -- 2002.
---------------------------------------------------------------------------------------------------------------------


                         OTHER TRUSTEESHIPS/
                            DIRECTORSHIPS
NAME, ADDRESS AND AGE      HELD BY TRUSTEE
-----------------------  -------------------
OFFICERS
   Daniel D. O'Neill            None
        Age: 37
-----------------------  -------------------
   Timothy P. Hagan             None
        Age: 63
-----------------------  -------------------
   Philip A. Harding            None
        Age: 62
-----------------------  -------------------
      Sean Smyth                None
        Age: 34
-----------------------  -------------------
     Louis Flamino              None
        Age: 30
-----------------------  -------------------
      Neil Kelly                None
        Age: 43
-----------------------  -------------------
  Stephen P. Sprague            None
        Age: 56
-----------------------  -------------------
    Eric W. Falkeis             None
   615 East Michigan
        Street
  Milwaukee, WI 53202
        Age: 32
-----------------------  -------------------
     Angela Brickl              None
   615 East Michigan
        Street
  Milwaukee, WI 53202
        Age: 29
-----------------------  -------------------

(1) Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins own a beneficial interest in Rafferty.

(2) Mr. Boyle was an Interested Trustee from May to September 2004 due to his daughter being employed by Rafferty Capital Markets, LLC during that time period.

(3) The Potomac Funds currently offer for sale to the public 17 portfolios of the 20 currently registered with the SEC. In addition, the Potomac Insurance Trust currently consists of 12 separate portfolios, 4 of which are offered for sale.

    The Trustees and Officers table is current as of August 31, 2005.

ADVISOR
          Rafferty Asset Management, LLC
          33 Whitehall Street, 10th Floor
          New York, NY 10004

SUB-ADVISOR
          Flexible Plan Investments, Ltd.
          3883 Telegraph Road
          Bloomfield Hills, MI 48302

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
PAYING AGENT & SHAREHOLDING SERVICING AGENT

          U.S. Bancorp Fund Services, LLC
          P.O. Box 1993
          Milwaukee, WI 53201-1993

CUSTODIAN

          U.S. Bank, N.A.
          425 Walnut Street
          Cincinnati, Ohio 45202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          Ernst & Young LLP
          233 S. Wacker Dr.
          Chicago, IL 60606

DISTRIBUTOR

          Rafferty Capital Markets, LLC
          59 Hilton Avenue
          Garden City, NY 11530

The Fund's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.


The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

The Funds files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                     ANNUAL
                                     REPORT
                                August 31, 2005


                   [THE POTOMAC FUNDS LOGO]
                        33 Whitehall Street, 10th Floor
                               New York, NY 10004

                                 (800) 851-0511

                             LETTER TO SHAREHOLDERS
                                OCTOBER 17, 2005

Dear Shareholders,

The Potomac HCM Freedom Fund began offering its shares on December 7th, 2004, meaning the Fund is fast approaching its first birthday. This Annual Report covers the period from the Fund's launch through August 31, 2005, which is the end of the Fund's fiscal year.

In late 2004, the equity markets began to move up as the Presidential election approached and the outcome appeared more predictable. The Fund opened into these rising markets and began capitalizing immediately. From December 10th through the end of the year, the Fund gained 1.95%, a nice return for a period of approximately twenty days. The consensus seemed to be for a new bull market and the Fund was positioned for additional gains. When the stock market took time out for New Year's holiday, it seemed investors were making resolutions for 2005 profits.

The tone changed abruptly when markets opened in January. The markets sold off immediately and the Fund suffered. By the end of March, the Fund had lost 5.89% for the year, compared to a loss of 2.15% for the S&P 500 and a loss of 8.46% for the Nasdaq 100.

During the first three months of the year, the Fund had been somewhat active, entering positions when the conditions seemed favorable and exiting such positions when conditions changed. From mid-March through the end of August, the manager slowed the level of investment activity, believing that the markets potential for upside was not justified by the risks. Obviously, in hindsight, we wish we had reached such a conclusion earlier. For the fiscal year--from December 7th through August 31st--the Fund experienced an aggregate loss of 5.45%, the bulk of which can be attributed to the period from January through early March. (From August 31, 2005 through October 14th, 2005, a period not covered by this Annual Report, the Fund has remained largely on the sidelines, gaining slightly (+0.16%) while the markets have struggled (-2.59% for the S&P 500 and -2.36% for the Nasdaq 100).

The ups and downs of the US market are always difficult to explain, especially immediately after they occur. We have learned from experience to react first and understand later. The Federal Reserve's policy of raising rates, rising energy costs, economic resources diverted to war and natural disasters, and competition to financial assets from tangible assets like real estate and precious metals have all impacted the stock market. Although we are not satisfied with the Fund's fiscal year results, we are confident that our philosophy of risk management will continue to add value. As always, we thank you for investing with us and look forward to our continued mutual success.

Sincerely,


                                /S/ DEXTER LYONS                /S/ MARK THOMAS
/S/ DANIEL O'NEILL              Dexter Lyons                    Mark Thomas
Daniel O'Neill                  Horizon Capital Management,     Horizon Capital Management,
President, The Potomac Funds    Inc                             Inc

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL, TOLL-FREE, 1-800-851-0511.

AN INVESTMENT IN ANY OF THE POTOMAC FUNDS IS SUBJECT TO A NUMBER OF RISKS THAT COULD AFFECT THE VALUE OF ITS SHARES. IT IS IMPORTANT THAT INVESTORS CLOSELY REVIEW AND UNDERSTAND THESE RISKS BEFORE MAKING AN INVESTMENT. INVESTORS CONSIDERING AN INVESTMENT MAY OBTAIN A PROSPECTUS BY CALLING 1-800-851-0511. INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, AND ADDITIONAL RISKS, BEFORE INVESTING OR SENDING MONEY.

                                HCM FREEDOM FUND

                                    (GRAPH)

                                              TOTAL RETURN(1)
                                              ---------------
                                                   SINCE
                                                 INCEPTION
                                              ---------------
HCM FREEDOM FUND                                  (5.45)%
S&P 500 INDEX                                       2.53%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of the S&P 500 Index Fund does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

(1) As of August 31, 2005.
(2) Commencement of operations.

                                EXPENSE EXAMPLE
                                AUGUST 31, 2005

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the HCM Freedom Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2005 - August 31, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the funds' transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the funds' transfer agent. However, the example below does not include portfolio trading commissions and related expenses, or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as outgoing wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Tables

                                                                         HCM FREEDOM FUND
                                                 -----------------------------------------------------------------
                                                                                                     EXPENSES PAID
                                                           BEGINNING                 ENDING          DURING PERIOD
                                                       ACCOUNT VALUE          ACCOUNT VALUE        MARCH 1, 2005 -
                                                       MARCH 1, 2005        AUGUST 31, 2005       AUGUST 31, 2005*
                                                 -------------------    -------------------    -------------------
Actual                                           $          1,000.00    $            976.80    $             10.21
Hypothetical (5% return before expenses)                    1,000.00               1,014.87                  10.41

* Expenses are equal to the Fund's annualized expense ratio of 2.05%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                                HCM FREEDOM FUND
                  ALLOCATION OF PORTFOLIO HOLDINGS (UNAUDITED)

                                AUGUST 31, 2005

(PIE CHART)

THESE PERCENTAGES IN THE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH AND OTHER ASSETS LESS LIABILITIES.

                                HCM FREEDOM FUND
                            SCHEDULE OF INVESTMENTS

                                AUGUST 31, 2005

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
SHORT-TERM INVESTMENTS - 99.8%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 99.6%
$33,430,000   Federal Home Loan Bank
                Discount Note, 3.07%,
                09/16/2005               $ 33,382,084
67,130,000    Federal Home Loan Bank
                Discount Note, 3.21%,
                09/28/2005                 66,955,042
40,150,000    Federal Home Loan Bank
                Discount Note, 2.97%,
                11/02/2005                 39,898,812
                                         ------------
              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $140,239,925)      $140,235,938
                                         ------------

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
MONEY MARKET FUND - 0.2%
306,348       Fidelity Institutional
                Money Market Portfolio    $    306,348
                                          ------------
              TOTAL MONEY MARKET FUND
                (Cost $306,348)           $    306,348
                                          ------------
              TOTAL INVESTMENTS - 99.8%
                (Cost $140,546,273)       $140,542,286
              Other Assets in Excess of
                Liabilities - 0.2%             244,120
                                          ------------
              TOTAL NET ASSETS - 100.0%   $140,786,406
                                          ============

Percentages are calculated as a percent of net assets.

                     See notes to the financial statements.

                                HCM FREEDOM FUND
                      SCHEDULE OF SHORT FUTURES CONTRACTS

                                AUGUST 31, 2005

----------------------------------------------------------
                                               UNREALIZED
CONTRACTS                                     DEPRECIATION
----------------------------------------------------------
SHORT FUTURES CONTRACTS
     24    Russell 2000 Index Futures
             Contracts Expiring September
             2005
             (Underlying Face Amount at
             Market Value $8,006,400)           $(1,258)
                                                =======

                     See notes to the financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 2005

                                                               HCM FREEDOM
                                                                   FUND
                                                               ------------
ASSETS:
Investments, at market value (Note 2).......................   $140,542,286
Cash........................................................        483,737
Interest receivable.........................................            522
Other assets................................................         15,813
                                                               ------------
    Total Assets............................................    141,042,358
                                                               ------------
LIABILITIES:
Payable to Advisor..........................................         29,364
Payable for Fund shares redeemed............................         15,185
Variation margin payable....................................          1,258
Accrued distribution expense................................         97,347
Accrued expenses and other liabilities......................        112,798
                                                               ------------
    Total Liabilities.......................................        255,952
                                                               ------------
NET ASSETS..................................................   $140,786,406
                                                               ============
NET ASSETS CONSIST OF:
Capital stock...............................................   $148,801,684
Accumulated undistributed net investment income (loss)......        778,446
Accumulated undistributed net realized gain (loss) on
  investments...............................................     (8,788,479)
Net unrealized appreciation (depreciation) on investments...         (5,245)
                                                               ------------
    Total Net Assets........................................   $140,786,406
                                                               ============
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS:
Net assets..................................................   $140,786,406
Shares outstanding (unlimited shares of beneficial interest
  authorized, no par value).................................      7,445,868
Net Asset Value, Redemption Price and Offering Price Per
  Share.....................................................   $      18.91
                                                               ============
Cost of Investments.........................................   $140,546,273
                                                               ============

                     See notes to the financial statements.

                            STATEMENT OF OPERATIONS
                      FOR THE PERIOD ENDED AUGUST 31, 2005

                                                                   HCM FREEDOM
                                                                      FUND
                                                               -------------------
                                                               December 7, 2004(1)
                                                               to August 31, 2005
                                                               -------------------
INVESTMENT INCOME:
Dividend income.............................................       $   358,750
Interest income.............................................         2,485,875
                                                                   -----------
    Total investment income.................................         2,844,625
                                                                   -----------
EXPENSES:
Investment advisory fees....................................           971,804
Distribution expenses.......................................           971,804
Administration fees.........................................            45,996
Shareholder servicing fees..................................            54,929
Fund accounting fees........................................            26,051
Custody fees................................................            36,640
Federal and state registration..............................            32,256
Professional fees...........................................            40,200
Reports to shareholders.....................................            17,976
Directors' fees and expenses................................            13,711
Other.......................................................            28,378
                                                                   -----------
    Total expenses before waiver or dividends on short
     positions..............................................         2,239,745
      Less: Waiver of expenses from Distributor.............          (194,361)
                                                                   -----------
      Net expenses before dividends on short positions......         2,045,384
    Dividends on short positions............................             2,159
                                                                   -----------
    Net expenses............................................         2,047,543
                                                                   -----------
NET INVESTMENT INCOME (LOSS)................................           797,082
                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...............................................        (8,274,549)
  Short positions...........................................          (318,573)
  Futures...................................................           346,416
  Swaps.....................................................          (560,409)
                                                                   -----------
                                                                    (8,807,115)
                                                                   -----------
Net unrealized appreciation (depreciation) on:
  Investments...............................................            (3,987)
  Futures...................................................            (1,258)
                                                                   -----------
                                                                        (5,245)
                                                                   -----------
    Net realized and unrealized gain (loss) on
     investments............................................        (8,812,360)
                                                                   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................       $(8,015,278)
                                                                   ===========

(1) Commencement of operations.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                AUGUST 31, 2005

                                                                   HCM FREEDOM
                                                                      FUND
                                                               -------------------
                                                               December 7, 2004(1)
                                                               to August 31, 2005
                                                               -------------------
OPERATIONS:
Net investment income (loss)................................      $    797,082
Net realized gain (loss) on investments sold................        (8,807,115)
Net unrealized appreciation (depreciation) on investments...            (5,245)
                                                                  ------------
    Net increase (decrease) in net assets resulting from
     operations.............................................        (8,015,278)
                                                                  ------------
DISTRIBUTIONS TO SHAREHOLDERS - ADVISOR CLASS:
Net investment income.......................................
Net realized gains..........................................
    Total distributions.....................................
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold...................................       175,849,854
Proceeds from shares issued to holders in reinvestment of
  dividends.................................................                --
Cost of shares redeemed.....................................       (27,048,170)
                                                                  ------------
    Net increase (decrease) in net assets resulting from
     capital share transactions.............................       148,801,684
                                                                  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................       140,786,406
                                                                  ------------
NET ASSETS:
Beginning of period.........................................                --
                                                                  ------------
End of period...............................................      $140,786,406
                                                                  ============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END
  OF PERIOD.................................................      $    778,446
                                                                  ------------

(1) Commencement of operations.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                                                   HCM FREEDOM
                                                                      FUND
                                                               -------------------
                                                                  ADVISOR CLASS
                                                               -------------------
                                                               December 7, 2004(1)
                                                               to August 31, 2005
                                                               -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD........................      $      20.00
                                                                  ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).............................              0.11
Net realized and unrealized gain (loss) on investments(6)...             (1.20)
                                                                  ------------
    Total from investment operations........................             (1.09)
                                                                  ------------
LESS DISTRIBUTIONS:
Dividends from net investment income........................                --
Distributions from realized gains...........................                --
                                                                  ------------
    Total distributions.....................................                --
                                                                  ------------
NET ASSET VALUE, END OF PERIOD..............................      $      18.91
                                                                  ============
TOTAL RETURN(2).............................................             (5.45%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...................................      $140,786,406
Ratio of net expenses to average net assets excluding short
  dividends
Before expense waiver.......................................              2.30%(3)
After expense waiver........................................              2.10%(3)
Ratio of net expenses to average net assets including short
  dividends
Before expense waiver.......................................              2.31%(3)
After expense waiver........................................              2.11%(3)
Ratio of net investment income (loss) to average net assets
  including short dividends
Before expense waiver.......................................              0.62%
After expense waiver........................................              0.82%(3,7)
Portfolio turnover rate(5)..................................             2,215%

(1) Commencement of operations.

(2) Not annualized. All returns reflect reinvested dividends, if any but do not reflect the impact of taxes.

(3) Annualized.

(4) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout the period.

(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(7) Net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended August 31, 2005 was 0.83%.

                     See notes to the financial statements.

                                HCM FREEDOM FUND
                       NOTES TO THE FINANCIAL STATEMENTS

                                AUGUST 31, 2005

1. ORGANIZATION

Potomac Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 17 series of which one fund is included in this report, the HCM Freedom Fund (the "Fund"). The Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act. The Fund commenced operations on December 7, 2004.

The objective of the Fund is to seek long-term capital appreciation with lower volatility than the overall market by investing in equity securities of domestic issuers, equity securities of foreign issuers, whether directly or indirectly through sponsored or unsponsored American Depository Receipts (ADRs), exchange traded funds (ETFs), other investment companies and foreign currencies. The Fund may also invest in fixed income securities directly or indirectly through ETFs, other investment companies and derivative instruments. The Fund may also invest portions or all of the Fund's assets in cash or cash equivalents for capital preservation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

  A) INVESTMENT VALUATION - Equity securities, OTC securities, swap agreements, options and futures are valued at their last sales price, or if not available, the mean of the last bid and ask price. Price information on listed stocks is obtained from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. Securities traded principally on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. Options, futures and other securities for which no quotations are readily available, the Fund's pricing service does not provide a valuation for such securities, or for which Rafferty Asset Management, LLC (the "Advisor") has reason to question the validity of quotations received are fair valued as determined in good faith under the supervision of the Board of Trustees. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Other debt securities are valued using the closing bid and asked prices provided by the Fund's pricing service or, if such services are unavailable, by a pricing matrix method.

  B) REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

  C) WRITTEN OPTIONS - The Fund may write (sell) options. When a Fund writes an option, an amount equal to the premium received is recorded in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option is closed, expired, or exercised, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold). As collateral for uncovered written options, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract, but not less than the strike price, for call options.

  D) STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - The Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

  E) SHORT POSITIONS - The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

  F) RISKS OF OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND SHORT POSITIONS - The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Fund designates cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

  G) SWAP CONTRACTS - The Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). The Fund's obligations are accrued daily (offset by any amounts owed to the Fund.)

In a "long" swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund's custodian or at the counterparty. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized gains or losses on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps". Swap contracts are collateralized by the securities and cash of the Fund.

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure to the Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.

  H) SECURITY TRANSACTIONS - Investment transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

  I) FEDERAL INCOME TAXES - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.

  J) INCOME AND EXPENSES - Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust's series in proportion to their respective net assets.

  K) DISTRIBUTIONS TO SHAREHOLDERS - The Fund generally pays dividends from substantially all of its net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. The Fund also may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

There were no distributions to shareholders during the period ended August 31, 2005 for the Fund.

As of August 31, 2005, the components of distributable earnings of the Fund were as follows:

Cost basis of investments for federal income tax purposes       $140,546.273
                                                                ------------
Unrealized Appreciation                                                   --
Unrealized Depreciation                                               (3,987)
                                                                ------------
Net unrealized appreciation/(depreciation)                            (3,987)
                                                                ------------
Undistributed ordinary income/(loss)                                 778,446
Undistributed long-term gain/(loss)                                       --
                                                                ------------
Distributable earnings                                               778,446
                                                                ------------
Other accumulated gain/(loss)                                     (8,789,737)
                                                                ------------
Total accumulated gain/(loss)                                   $ (8,015,278)
                                                                ============

  L) USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CAPITAL SHARE TRANSACTIONS

The capital share transactions for the Advisor Class during the period ended August 31, 2005, were as follows:

                                                                 PERIOD ENDED
                                                              AUGUST 31, 2005(1)
                                                              ------------------
Shares Sold                                                        8,858,450
Shares issued to holders in reinvestment of dividends                     --
Shares redeemed                                                   (1,412,582)
                                                                  ----------
Total increase (decrease) from capital share transactions          7,445,868
                                                                  ==========

(1) Commenced operations December 7, 2004.

4. INVESTMENT TRANSACTIONS

During the period ended August 31, 2005, the aggregate purchases and sales of investments (excluding short-term investments, swaps, and futures contracts) were:

Purchases                                                       $423,083,338
Sales                                                            414,808,789

There were no purchases or sales of long-term U.S. Government securities during the period ended August 31, 2005.

Transactions in short futures contracts for the period ended August 31, 2005, for the Fund was as follows:

                                                               NUMBER OF       AGGREGATE FACE
                                                               CONTRACTS     VALUE OF CONTRACTS
                                                              ------------   ------------------
Contracts opened                                                  470           $86,055,705
Contracts closed                                                  446            78,050,563
                                                                  ---           -----------
Outstanding at end of period                                       24           $ 8,005,142
                                                                  ===           ===========

In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Fund is permitted for tax purposes to defer into its next fiscal year any net capital losses incurred between November 1st and the end of its fiscal year.

At August 31, 2005, the Fund had post-October losses of $8,789,737.

At August 31, 2005, there were no capital loss carryovers.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. Differences are primarily due to swap contract adjustments. On the Statement of Assets and Liabilities the following adjustments were made:

                                                                           ACCUMULATED
                                                          ACCUMULATED      NET REALIZED
                                                         NET INVESTMENT      GAINS OR      CAPITAL
                                                         INCOME OR LOSS       LOSSES        STOCK
                                                         --------------   --------------   -------
HCM Freedom Fund                                            $(18,636)        $18,636        $  --

5.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an investment advisory agreement with the Advisor. The Advisor receives a fee, computed daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets. In addition, the Advisor has entered into a sub-advisory agreement relating to the Fund whereby the sub-advisor will direct investment activities of the Fund. The Advisor pays, out of the management fees it receives from the Fund, a fee for these services. For the period ended August 31, 2005, the Advisor agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses of 2.45% of the Fund's average daily net assets. The Advisor may recover from the Fund the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the period ended August 31, 2005, the Advisor did not waive any expenses on behalf of the Fund.

The Board of Trustees has authorized the Fund to pay Rule 12b-1 fees up to 1.00% of the Advisor Class average daily net assets. Rafferty Capital Markets, LLC (the "Distributor") serves as principal underwriter of the Fund, and acts as the Fund's distributor in a continuous public offering of the Fund's shares. During the period ended August 31, 2005, the Fund incurred expenses of $971,804 under Rule 12b-1, of which $194,361 was waived by the Distributor. The net amount of $777,443 was paid to the Distributor. None of the Rule 12b-1 expenses were retained by the Distributor. The fee is paid to the Distributor for expenses incurred for distribution-related activities.

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnification provisions pursuant to which the Fund agrees to indemnify third parties upon occurrence of specified events. The Fund's maximum exposure relating to these indemnification agreements is unknown. However, the Fund has not had prior claims or losses in connection with these provisions and believes the risk of loss is remote.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees of Potomac Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the HCM Freedom Fund (one of the funds constituting the Potomac Funds) (the "Fund") as of August 31, 2005, and the related statements of operations and changes in net assets and the financial highlights for the period from December 7, 2004 (commencement of operations) to August 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned and derivatives as of August 31, 2005, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the HCM Freedom Fund of the Potomac Funds, at August 31, 2005, the results of its operations, the changes in its net assets and its financial highlights for the period from December 7, 2004 (commencement of operations) to December 31, 2005, in conformity with U.S. generally accepted accounting principles.

                                         /s/ ERNST & YOUNG LLP

October 21, 2005
Chicago, IL

                               THE POTOMAC FUNDS
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds' Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 NUMBER OF               OTHER
                                            TERM OF OFFICE AND          PRINCIPAL              PORTFOLIOS IN         TRUSTEESHIPS/
                           POSITION(S)           LENGTH OF         OCCUPATION(S) DURING         FUND COMPLEX         DIRECTORSHIPS
NAME, ADDRESS AND AGE    HELD WITH FUND         TIME SERVED          PAST FIVE YEARS       OVERSEEN BY TRUSTEE(3)   HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
    Lawrence C.          Chairman of the     Lifetime of Trust      Chairman and Chief              32                   None
    Rafferty(1)         Board of Trustees    until removal or      Executive Officer of
      Age: 63                                  resignation;             Rafferty,
                                                Since 1997           1997 -- present;
                                                                 Chief Executive Officer
                                                                            of
                                                                 Rafferty Companies, LLC,
                                                                  1996 -- present; Chief
                                                                   Executive Officer of
                                                                         Rafferty
                                                                  Capital Markets, Inc.,
                                                                     1995 -- present.
------------------------------------------------------------------------------------------------------------------------------------
 Jay F. Higgins(1)           Trustee         Lifetime of Trust       Chairman, Bengal               32               Dwango North
      Age: 60                                until removal or           Partners,                                    America Corp.
                                               resignation;        LLC, 1998 -- present                            (radio, telephone
                                                Since 1997        (NASD Broker-Dealer).                             communications)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                 NUMBER OF               OTHER
                                            TERM OF OFFICE AND          PRINCIPAL              PORTFOLIOS IN         TRUSTEESHIPS/
                           POSITION(S)           LENGTH OF         OCCUPATION(S) DURING         FUND COMPLEX         DIRECTORSHIPS
NAME, ADDRESS AND AGE    HELD WITH FUND         TIME SERVED          PAST FIVE YEARS       OVERSEEN BY TRUSTEE(3)   HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
  Daniel J. Byrne            Trustee         Lifetime of Trust     President and Chief              32                   None
      Age: 61                                until removal or      Executive Officer of
                                               resignation;       Byrne Securities Inc.,
                                                Since 1997           1992 -- present;
                                                                   Trustee, The Opening
                                                                 Word Program, Wyandanch,
                                                                        New York.
------------------------------------------------------------------------------------------------------------------------------------
 Kevin G. Boyle(2)           Trustee         Lifetime of Trust     President, Kevin G.              32                   None
      Age: 64                                until removal or             Boyle
                                               resignation;         Securities, Inc.,
                                                Since 2002           1981 -- present.
------------------------------------------------------------------------------------------------------------------------------------
Gerald E. Shanley III        Trustee         Lifetime of Trust     Business Consultant,             32                   None
      Age: 62                                until removal or        1985 -- present;
                                               resignation;             Trustee of
                                                Since 1997         Estate of Charles S.
                                                                         Payson,
                                                                     1987 -- present.

                               THE POTOMAC FUNDS
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

                                                                                                  NUMBER OF              OTHER
                                                                          PRINCIPAL             PORTFOLIOS IN        TRUSTEESHIPS/
                           POSITION(S)       TERM OF OFFICE AND      OCCUPATION(S) DURING        FUND COMPLEX        DIRECTORSHIPS
NAME, ADDRESS AND AGE    HELD WITH FUND     LENGTH OF TIME SERVED      PAST FIVE YEARS      OVERSEEN BY TRUSTEE(3)  HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
 Daniel D. O'Neill       Chief Executive    One Year Since 2003      Managing Director of           N/A                  None
      Age: 37               Officer;                                      Rafferty,
                                                                       1999 -- present.
                            President       One Year; Since 1999
------------------------------------------------------------------------------------------------------------------------------------
  Timothy P. Hagan      Chief Compliance    One Year; Since 2004      Vice President of             N/A                  None
      Age: 63                Officer                                      Rafferty,
                                                                       1997 -- present.
                         Chief Financial    One Year; Since 2004;
                             Officer         from 1997 -- 2001
------------------------------------------------------------------------------------------------------------------------------------
 Philip A. Harding         Senior Vice      One Year; Since 1999      Vice President of             N/A                  None
      Age: 62               President                                      Rafferty
                                                                       1997 -- present.
------------------------------------------------------------------------------------------------------------------------------------

     Sean Smyth          Vice President     One Year; Since 2005    Lead Portfolio Manager          N/A                  None
      Age: 34                                                                 of
                                                                          Rafferty,
                                                                       2005 -- present;
                                                                      Portfolio Manager,
                                                                       Gartmore Global
                                                                         Investments
                                                                      from 2000 -- 2005
------------------------------------------------------------------------------------------------------------------------------------
   Louis Flamino         Vice President     One Year; Since 2005   Wholesaler of Rafferty,          N/A                  None
      Age: 30                                                          1999 -- present.
------------------------------------------------------------------------------------------------------------------------------------
     Neil Kelly          Vice President     One Year; Since 2005   Wholesaler of Rafferty,          N/A                  None
      Age: 43                                                          2004 -- present;
                                                                   First Vice President of
                                                                     Salomon Smith Barney
                                                                      from 1997 -- 2003.
------------------------------------------------------------------------------------------------------------------------------------
 Stephen P. Sprague       Treasurer and     One Year; Since 1999   Chief Financial Officer          N/A                  None
      Age: 56              Controller                                         of
                                                                   Rafferty for the past 5
                                                                            years.
------------------------------------------------------------------------------------------------------------------------------------
  Eric W. Falkeis           Secretary       One Year; Since 2004     Vice President, U.S.           N/A                  None
 615 East Michigan                                                         Bancorp
       Street                                                         Fund Services LLC,
Milwaukee, WI 53202                                                    1997 -- present.
      Age: 32
------------------------------------------------------------------------------------------------------------------------------------
   Angela Brickl       Assistant Secretary  One Year; Since 2004          Compliance                N/A                  None
 615 East Michigan                                                      Administrator,
       Street                                                         U.S. Bancorp Fund
Milwaukee, WI 53202                                                       Services,
      Age: 29                                                       LLC, 2003 -- present;
                                                                   Business Analyst, Strong
                                                                   Financial Corp., 2002 --
                                                                    2003; Senior Auditor,
                                                                            Arthur
                                                                    Andersen 1999 -- 2002.
------------------------------------------------------------------------------------------------------------------------------------

  (1) Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

  (2) Mr. Boyle was an Interested Trustee from May to September 2004 due to his daughter being employed by Rafferty Capital Markets, LLC during that time period.

  (3) The Potomac Funds currently offer for sale to the public 17 portfolios of the 20 currently registered with the SEC. In addition, the Potomac Insurance Trust currently consists of 12 separate portfolios, 4 of which are offered for sale.

    The Trustees and Officers table is current as of August 31, 2005.

ADVISOR
          Rafferty Asset Management, LLC
          33 Whitehall St. 10th Floor
          New York, NY 10004

SUB-ADVISOR
          Horizon Capital Management, Inc.
          141 Ridgeway Drive
          Lafayette, LA 70503

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
          PAYING AGENT & SHAREHOLDING SERVICING AGENT
          U.S. Bancorp Fund Services, LLC
          P.O. Box 1993
          Milwaukee, WI 53201-1993

CUSTODIAN
          U.S. Bank, N.A.
          425 Walnut Street
          Cincinnati, Ohio 45202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
          Ernst & Young LLP
          233 S. Wacker Dr.
          Chicago, IL 60606

DISTRIBUTOR
          Rafferty Capital Markets, LLC
          59 Hilton Avenue
          Garden City, NY 11530

The Fund's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                     ANNUAL
                                     REPORT
                                August 31, 2005


                 [THE HCM FREEDOM FUND LOGO]
                          33 Whitehall St., 10th Floor
                               New York, NY 10004

                                 (800) 851-0511

                             LETTER TO SHAREHOLDERS
                                OCTOBER 26, 2005

Dear Shareholders,

This Annual Report, which covers the period from September 1, 2004 through August 31, 2005, is the first for the Spectrum Funds. The High Yield Plus Fund opened on September 1, followed by the Global Fund at the end of September and the Equity Opportunity Fund in mid October. As with any new endeavor, there was a substantial learning curve but we were generally pleased with Funds' operations and performance and very happy with the decision to launch the Funds.

After a somewhat quiet September, the markets rallied strongly from October through the end of the year as the U.S. Presidential election came and went, with the S&P 500 gaining 10.4% from September 1 through the end of the year. Unfortunately, the equities markets lost momentum as 2004 became 2005, with the S&P 500 losing 2.1% during the first week of the year. The markets continued to move sideways or down, and by the end of April, the S&P 500 was down 4.0% and the other indexes had performed much worse. From April 30 through August 31, the markets changed direction again, with the S&P 500 gaining 6.2%. For the fiscal year, the S&P 500 gained 10.6% in price terms. The performance of the fixed income market for the period from September 1, 2004 through August 31, 2005 was unusual, with significant increases in short term interest rates but little movement in the rates on bonds of longer maturities. The Federal Reserve raised short term rates from 1.5% on September 1, 2004 to 3.5% by August 31, 2005. Although rates on longer term instruments usually rise in response to such action, the yield on the 10 Year Treasury Note actually declined, moving from 4.1% to 4.0%.

The High Yield Plus Fund performed reasonably well out of the gate, gaining approximately 2% in its first two months before trading sideways to post a total return of 1.95% for 2004. Unfortunately, the High Yield Fund was punished by the equity sell-off in early 2005 and had returned all of its previous gains by the end of January. Negative news in the high yield market from General Motors and other issuers spooked the markets and the credit derivatives in which the Fund invests a significant portion of its assets proved to be more volatile than was initially anticipated. The High Yield Fund continued to struggle and reached a low point in late May, down approximately 4.1% for the year. From that point on, however, the Fund rallied strongly and finished the fiscal year with a slight gain.

The Global Fund was launched in late September and performed exceptionally well from the outset, posting a 15% gain by the end of the calendar year as it profited from an up trend in global equities, especially those in emerging markets. After experiencing losses in January, the Global Fund rallied from early February through March before trading off a bit through the end of May. The Global Fund rallied again from June through mid-August, posting a fiscal year high in mid-August before declining a bit in late August. For the fiscal year, the Global Fund posted a total return of 18.88%, besting the S&P 500 by a wide margin.

The Equity Opportunity Fund was launched in mid-October and immediately benefited from the year-end rally in domestic equities, gaining nearly 10% by the end of 2004. Like the broad market and the other Spectrum Funds, the Equity opportunity Fund declined substantially in January. The Fund traded sideways through the June, when it rallied with the market until early August. For the year, the Equity Opportunity Fund posted a gain of 9.3%, and the S&P 500 gained 10.3%.

As always, we thank you for investing with us and we look forward to our mutual success.

Best regards,

/s/ Daniel O'Neill                      /s/ Ralph Doudera
----------------------------------      --------------------------------------
    Daniel O'Neill                      Ralph Doudera
    The Potomac Funds                   Hundredfold Advisors, LLC

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL, TOLL-FREE, 1-800-851-0511.

AN INVESTMENT IN ANY OF THE POTOMAC FUNDS IS SUBJECT TO A NUMBER OF RISKS THAT COULD AFFECT THE VALUE OF ITS SHARES. IT IS IMPORTANT THAT INVESTORS CLOSELY REVIEW AND UNDERSTAND THESE RISKS BEFORE MAKING AND INVESTMENT. INVESTORS CONSIDERING AN INVESTMENT MAY OBTAIN A PROSPECTUS BY CALLING 800-851-0511. INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, AND ADDITIONAL RISKS, BEFORE INVESTING OR SENDING MONEY.

                         SPECTRUM HIGH YIELD PLUS FUND

(GRAPH)

                                    TOTAL RETURN(1)
                                    ---------------
                                         SINCE
                                       INCEPTION
                                    ---------------
SPECTRUM HIGH YIELD PLUS FUND              1.09%
LIPPER HY BOND INDEX                       8.93%
LEHMAN U.S. AGGREGATE BOND INDEX           2.88%

As of August 2005, the Lehman U.S. Aggregate Bond Index has been added as an additional measure of market performance for the Fund.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's Inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of the Lehman U.S. Aggregate Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

(1) As of August 31, 2005.

(2) Commencement of operations.

                        SPECTRUM GLOBAL PERSPECTIVE FUND

(GRAPH)

                                    TOTAL RETURN(1)
                                    ---------------
                                         SINCE
                                       INCEPTION
                                    ---------------
SPECTRUM GLOBAL PERSPECTIVE FUND          18.88%
S&P 500 INDEX                             10.59%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's Inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

(1) As of August 31, 2005.

(2) Commencement of operations.

                        SPECTRUM EQUITY OPPORTUNITY FUND

(GRAPH)

                                    TOTAL RETURN(1)
                                    ---------------
                                         SINCE
                                       INCEPTION
                                    ---------------
SPECTRUM EQUITY OPPORTUNITY FUND           9.25%
S&P 500 INDEX                              8.53%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's Inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

(1) As of August 31, 2005.

(2) Commencement of operations.

                                EXPENSE EXAMPLE
                                AUGUST 31, 2005

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in each mutual fund and to compare costs with the ongoing costs of investing in other mutual funds.

Each Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2005 - August 31, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. However, the example below does not include portfolio trading commissions and related expenses, or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as outgoing wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Tables

                                                             SPECTRUM HIGH YIELD PLUS FUND
                                                  ----------------------------------------------------
                                                                                         EXPENSES PAID
                                                      BEGINNING             ENDING       DURING PERIOD
                                                  ACCOUNT VALUE      ACCOUNT VALUE     MARCH 1, 2005 -
                                                  MARCH 1, 2005    AUGUST 31, 2005    AUGUST 31, 2005*
                                                  -------------    ---------------    ----------------
Actual                                            $    1,000.00    $      1,012.20    $          11.36
Hypothetical (5% return before expenses)               1,000.00           1,013.91               11.37

* Expenses are equal to the Fund's annualized expense ratio of 2.24%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                                                            SPECTRUM GLOBAL PERSPECTIVE FUND
                                                  ----------------------------------------------------
                                                                                         EXPENSES PAID
                                                      BEGINNING             ENDING       DURING PERIOD
                                                  ACCOUNT VALUE      ACCOUNT VALUE     MARCH 1, 2005 -
                                                  MARCH 1, 2005    AUGUST 31, 2005    AUGUST 31, 2005*
                                                  -------------    ---------------    ----------------
Actual                                            $    1,000.00    $      1,012.50    $          11.67
Hypothetical (5% return before expenses)               1,000.00           1,013.61               11.67

* Expenses are equal to the Fund's annualized expense ratio of 2.30%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                                                            SPECTRUM EQUITY OPPORTUNITY FUND
                                                  ----------------------------------------------------
                                                                                         EXPENSES PAID
                                                      BEGINNING             ENDING       DURING PERIOD
                                                  ACCOUNT VALUE      ACCOUNT VALUE     MARCH 1, 2005 -
                                                  MARCH 1, 2005    AUGUST 31, 2005    AUGUST 31, 2005*
                                                  -------------    ---------------    ----------------
Actual                                            $    1,000.00    $      1,022.00    $          12.38
Hypothetical (5% return before expenses)               1,000.00           1,012.96               12.33

* Expenses are equal to the Fund's annualized expense ratio of 2.43%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                         SPECTRUM HIGH YIELD PLUS FUND
                        ALLOCATION OF PORTFOLIO HOLDINGS

                          AUGUST 31, 2005 (UNAUDITED)

(GRAPH)

                        SPECTRUM GLOBAL PERSPECTIVE FUND
                        ALLOCATION OF PORTFOLIO HOLDINGS

                          AUGUST 31, 2005 (UNAUDITED)

(GRAPH)
THESE PERCENTAGES IN THE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH, CASH EQUIVALENTS AND OTHER ASSETS LESS LIABILITIES.

                        SPECTRUM EQUITY OPPORTUNITY FUND
                        ALLOCATION OF PORTFOLIO HOLDINGS

                          AUGUST 31, 2005 (UNAUDITED)

(GRAPH)

THESE PERCENTAGES IN THE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH, CASH EQUIVALENTS AND OTHER ASSETS LESS LIABILITIES.

                         SPECTRUM HIGH YIELD PLUS FUND
                            SCHEDULE OF INVESTMENTS

                                AUGUST 31, 2005

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS - 10.0%
Capital Markets - 0.9%
     2,597   American Capital
               Strategies Ltd.            $     97,985
     5,031   Apollo Investment Corp.            96,746
     1,216   Franklin Resources, Inc.           97,815
                                          ------------
                                               292,546
                                          ------------
Electric Utilities - 0.6%
     2,511   Black Hills Corp.                 104,583
     1,948   FirstEnergy Corp.                  99,406
                                          ------------
                                               203,989
                                          ------------
Energy Equipment & Services - 0.3%
       935   Tenaris SA ADR                    107,039
                                          ------------
Health Care Providers & Services - 0.3%
     2,179   DaVita, Inc.*                     100,038
                                          ------------
Investment Companies - 5.5%
     5,800   Calamos Convertible &
               High Income Fund                 95,294
    32,600   Corporate High Yield Fund
               III                             277,752
    56,400   Debt Strategies Fund              377,880
    18,800   Evergreen Income
               Advantage Fund                  284,256
    42,400   High Income Opportunity
               Fund                            278,144
     8,350   Managed High Income
               Portfolio                        53,106
    25,300   PIMCO High Income Fund            380,259
     5,500   RMK High Income Fund               98,120
                                          ------------
                                             1,844,811
                                          ------------
Metals & Mining - 0.3%
       693   Rio Tinto PLC ADR                  99,203
                                          ------------

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Oil & Gas - 1.8%
     1,286   BP Prudhoe Bay Royalty
               Trust                      $    100,630
     2,188   China Petroleum &
               Chemical Corp. ADR               98,001
     2,438   Enerplus Resources Fund           102,469
     1,671   Petroleo Brasileiro SA
               ADR                             104,538
     3,547   PrimeWest Energy Trust            100,380
     4,183   Statoil ASA ADR                   102,358
                                          ------------
                                               608,376
                                          ------------
Wireless Telecommunication Services - 0.3%
     3,731   Nextel Partners, Inc. -
               Class A*                         97,901
                                          ------------
             TOTAL COMMON STOCKS (Cost
               $3,254,522)                $  3,353,903
                                          ------------

                     See notes to the financial statements.

                         SPECTRUM HIGH YIELD PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                                AUGUST 31, 2005

----------------------------------------------------------
FACE
AMOUNT                                           VALUE
----------------------------------------------------------
CORPORATE BOND - 10.3%
Grantor Trust - 10.3%
  3,366,000   Dow Jones CDX High Yield
                Note, 2004-1, 8.25%,
                06/29/2010
                (Cost $3,497,835,
                Acquired 08/31/2005)(1)    $ 3,422,801
                                           -----------
              TOTAL CORPORATE BOND
                (Cost $3,392,928)          $ 3,422,801
                                           -----------
SHORT-TERM INVESTMENTS - 78.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 76.2%
$ 6,150,000   Federal Home Loan Bank
                Discount Note, 3.07%,
                09/16/2005                 $ 6,141,185
 12,000,000   Federal Home Loan Bank
                Discount Note, 3.21%,
                09/28/2005                  11,968,725
  7,400,000   Federal Home Loan Bank
                Discount Note, 2.97%,
                11/02/2005                   7,353,703
                                           -----------
              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $25,464,348)         $25,463,613
                                           -----------

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
MONEY MARKET FUND - 1.8%
607,425   Fidelity Institutional Money
            Market Portfolio               $   607,425
                                           -----------
          TOTAL MONEY MARKET FUND (Cost
            $607,425)                      $   607,425
                                           -----------
          TOTAL SHORT-TERM INVESTMENTS
            (Cost $26,071,773)             $26,071,038
                                           -----------
          TOTAL INVESTMENTS - 98.3%
            (Cost $32,719,223)             $32,847,742
                                           -----------
          Other Assets in Excess of
            Liabilities - 1.7%                 566,625
                                           -----------
          TOTAL NET ASSETS - 100.0%        $33,414,367
                                           ===========

Percentages are calculated as a percent of net assets.

ADR  American Depository Receipt
  *  Non-income producing security.
(1) 144A securities are those that are exempt from registration under Rule 144A of the Securities
     Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration
     (e.g. a sale to another QIB), or the security must be registered for public sale. At August
     31, 2005, the market value of 144A securities was $3,422,801 or 10.3% of net assets.

                     See notes to the financial statements.

                         SPECTRUM HIGH YIELD PLUS FUND
                        SCHEDULE OF CREDIT DEFAULT SWAPS

                                AUGUST 31, 2005

                                                BUY/SELL       PAY/RECEIVE       NOTIONAL        EXPIRATION       UNREALIZED
     COUNTERPARTY        REFERENCE ENTITY      PROTECTION      FIXED RATE         AMOUNT            DATE         APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc      Dow Jones CDX           Sell            3.60%         $11,781,000      6/20/2010         $232,842
Goldman Sachs & Co.       Dow Jones CDX           Sell            3.60%           7,276,500      6/20/2010          267,473
                                                                                                                 ------------
                                                                                                                   $500,315
                                                                                                                 ============

                     See notes to the financial statements.

                        SPECTRUM GLOBAL PERSPECTIVE FUND
                            SCHEDULE OF INVESTMENTS

                                AUGUST 31, 2005

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
INVESTMENT COMPANIES - 94.0%
    379,700   iShares MSCI EAFE Index
                Fund                       $21,274,591
    583,000   iShares MSCI Emerging
                Markets Index Fund          45,543,960
                                           -----------
              TOTAL INVESTMENT
                COMPANIES
                (Cost $63,114,484)         $66,818,551
                                           -----------

----------------------------------------------------------
FACE
AMOUNT                                           VALUE
----------------------------------------------------------
SHORT-TERM INVESTMENTS - 39.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 39.4%
$ 6,750,000   Federal Home Loan Bank
                Discount Note, 3.07%,
                09/16/2005                 $ 6,740,325
 13,200,000   Federal Home Loan Bank

----------------------------------------------------------
FACE
AMOUNT                                           VALUE
----------------------------------------------------------
                Discount Note, 3.21%,
                09/28/2005                  13,165,598
  8,140,000   Federal Home Loan Bank
                Discount Note, 2.97%,
                11/02/2005                   8,089,074
                                           -----------
              TOTAL SHORT-TERM
                INVESTMENTS
                (Cost $27,995,805)         $27,994,997
                                           -----------
              TOTAL INVESTMENTS -133.4%
                (Cost $91,110,289)         $94,813,548
              Liabilities in Excess of
                Other Assets - (33.4)%     (23,728,611)
                                           -----------
              TOTAL NET ASSETS - 100.0%    $71,084,937
                                           ===========

Percentages are calculated as a percent of net assets.

                     See notes to the financial statements.

                        SPECTRUM GLOBAL PERSPECTIVE FUND
           SCHEDULE OF FOREIGN CURRENCY FORWARD CONTRACTS SOLD SHORT

                                AUGUST 31, 2005

  PRINCIPLE AMOUNT                               SETTLEMENT                            UNREALIZED APPRECIATION/
COVERED BY CONTRACTS       CURRENCY                MONTH              VALUE                 (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
        837,850        Australian Dollar          09/2005           $  631,672                 $ (1,672)
      1,579,343            British Pound          09/2005            2,846,616                  (11,616)
      3,004,218                     Euro          09/2005            3,708,587                  (33,587)
    290,115,000             Japanese Yen          09/2005            2,624,668                      332
        930,896              Swiss Franc          09/2005              743,147                   (8,147)
                                                                                               --------
                                                                                               $(54,690)
                                                                                               ========

                     See notes to the financial statements.

                        SPECTRUM EQUITY OPPORTUNITY FUND
                            SCHEDULE OF INVESTMENTS

                                AUGUST 31, 2005

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
INVESTMENT COMPANIES - 87.2%
 23,300   Biotech Holders Trust(*)         $ 4,566,800
114,900   iShares MSCI Emerging Markets
            Index Fund                       8,975,988
170,800   iShares Russell 2000 Index
            Fund                            11,363,324
 27,900   Midcap SPDR Trust Series 1         3,638,439
289,600   Nasdaq-100 Index Tracking
            Stock                           11,291,504
                                           -----------
          TOTAL INVESTMENT COMPANIES
            (Cost $38,666,320)             $39,836,055
                                           -----------

----------------------------------------------------------
FACE
AMOUNT                                           VALUE
----------------------------------------------------------
SHORT-TERM INVESTMENTS - 37.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 36.2%
$3,990,000   Federal Home Loan Bank
               Discount Note, 3.07%,
               09/16/2005                  $ 3,984,281
 7,790,000   Federal Home Loan Bank
               Discount Note, 3.21%,
               09/28/2005                    7,769,697
 4,800,000   Federal Home Loan Bank
               Discount Note, 2.97%,
               11/02/2005                    4,769,970
                                           -----------
             TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS
               (Cost $16,524,425)          $16,523,948
                                           -----------

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
MONEY MARKET FUND - 1.2%
576,884   Fidelity Institutional Money
            Market Portfolio              $    576,884
                                          ------------
          TOTAL MONEY MARKET FUND
            (Cost $576,884)               $    576,884
                                          ------------
          TOTAL SHORT-TERM INVESTMENTS
            (Cost $17,101,309)            $ 17,100,832
                                          ------------
          TOTAL INVESTMENTS - 124.6%
            (Cost $55,767,629)            $ 56,936,887
                                          ------------
          Liabilities in Excess of
            Other Assets - (24.6)%         (11,248,091)
                                          ------------
          TOTAL NET ASSETS - 100.0%       $ 45,688,796
                                          ============
Percentages are calculated as a percent of net assets.
                      * Non-income producing security.

                     See notes to the financial statements.

                        SPECTRUM EQUITY OPPORTUNITY FUND
                  SCHEDULE OF EQUITY SWAP CONTRACTS PURCHASED

                                AUGUST 31, 2005

                                                                          NOTIONAL       EXPIRATION       UNREALIZED
COUNTERPARTY                 REFERENCE ENTITY           # OF SHARES        AMOUNT           DATE         APPRECIATION
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co      Rydex S&P Equal Weight ETF        27,800         $4,500,000      8/31/2006         $10,397
                                                                                                           =======

                     See notes to the financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 2005

                                                           SPECTRUM HIGH    SPECTRUM GLOBAL    SPECTRUM EQUITY
                                                          YIELD PLUS FUND   PERSPECTIVE FUND   OPPORTUNITY FUND
                                                          ---------------   ----------------   ----------------
ASSETS:
Investments, at market value (Note 2)..................     $32,847,742       $94,813,548        $56,936,887
Cash...................................................          88,132           112,003             57,185
Receivable for Fund shares sold........................          34,360                --             34,360
Receivable from Advisor................................          51,792             5,312             19,085
Unrealized appreciation on swaps.......................         170,574                --             10,397
Deposit at broker for forward contracts................              --         1,060,397                 --
Deposit at broker for swaps............................       3,715,277                --                 --
Dividends and interest receivable......................         123,651                --              2,466
Other assets...........................................           5,215             4,708              5,134
                                                            -----------       -----------        -----------
    Total Assets.......................................      37,036,743        95,995,968         57,065,514
                                                            -----------       -----------        -----------
LIABILITIES:
Payable for investments purchased......................       3,497,835        24,655,484         11,253,566
Payable for Fund shares redeemed.......................              --            68,720              9,000
Payable to broker for swaps............................          49,167                --                 --
Net unrealized depreciation on forward contracts.......              --            54,690                 --
Accrued distribution expenses..........................          24,623            57,017             38,460
Accrued expenses and other liabilities.................          50,751            75,120             75,692
                                                            -----------       -----------        -----------
    Total Liabilities..................................       3,622,376        24,911,031         11,376,718
                                                            -----------       -----------        -----------
NET ASSETS.............................................     $33,414,367       $71,084,937        $45,688,796
                                                            ===========       ===========        ===========
NET ASSETS CONSIST OF:
Capital stock..........................................     $33,766,321       $65,689,775        $43,190,555
Accumulated undistributed net investment income
  (loss)...............................................         540,500            54,690            (10,396)
Accumulated undistributed net realized gain (loss)
  on investments.......................................      (1,521,288)        1,691,903          1,328,982
Net unrealized appreciation (depreciation) on
  investments..........................................         628,834         3,648,569          1,179,655
                                                            -----------       -----------        -----------
    Total Net Assets...................................     $33,414,367       $71,084,937        $45,688,796
                                                            ===========       ===========        ===========
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR
  CLASS:
Net assets.............................................     $33,414,367       $71,084,937        $45,688,796
Shares outstanding (unlimited shares of beneficial
  interest authorized, no par value)...................       1,674,021         3,029,959          2,091,310
Net Asset Value, Redemption Price and Offering Price
  Per Share............................................     $     19.96       $     23.46        $     21.85
                                                            ===========       ===========        ===========
Cost of Investments....................................     $32,719,223       $91,110,289        $55,767,629
                                                            ===========       ===========        ===========

                     See notes to the financial statements.

                            STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2005

                                                   SPECTRUM HIGH          SPECTRUM GLOBAL        SPECTRUM EQUITY
                                                  YIELD PLUS FUND        PERSPECTIVE FUND       OPPORTUNITY FUND
                                                --------------------   ---------------------   -------------------
                                                September 1, 2004(1)   September 27, 2004(1)   October 11, 2004(1)
                                                 to August 31, 2005     to August 31, 2005     to August 31, 2005
                                                --------------------   ---------------------   -------------------
INVESTMENT INCOME:
Dividend income...............................       $    74,060             $  616,792            $  206,672
Interest income...............................         2,052,649                429,648               311,511
                                                     -----------             ----------            ----------
    Total investment income...................         2,126,709              1,046,440               518,183
                                                     -----------             ----------            ----------
EXPENSES:
Investment advisory fees......................           440,650                469,383               319,797
Distribution expenses.........................           440,650                469,383               319,797
Administration fees...........................            32,102                 31,923                27,172
Shareholder servicing fees....................            23,778                 31,060                22,616
Fund accounting fees..........................            28,238                 25,808                29,370
Custody fees..................................            15,658                 17,850                12,395
Federal and state registration................            17,921                 15,780                13,544
Professional fees.............................            31,479                 30,147                26,802
Reports to shareholders.......................             4,986                 12,236                13,468
Directors' fees and expenses..................             4,657                  6,106                 4,100
Other.........................................             9,838                  7,632                10,327
                                                     -----------             ----------            ----------
    Total expenses before dividends on short
      positions...............................         1,049,957              1,117,308               799,388
                                                     -----------             ----------            ----------
    Dividends on short positions..............                --                  5,914                    --
                                                     -----------             ----------            ----------
    Total expenses............................         1,049,957              1,123,222               799,388
                                                     -----------             ----------            ----------
NET INVESTMENT INCOME (LOSS)..................         1,076,752                (76,782)             (281,205)
                                                     -----------             ----------            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain (loss) on:
  Investments.................................          (429,867)             2,852,225               974,699
  Short positions.............................                (4)               (57,954)               18,943
  Forward contracts...........................                --               (402,909)                   --
  Futures.....................................          (425,066)                    --                    --
  Swaps.......................................          (520,084)                (5,577)              606,149
                                                     -----------             ----------            ----------
                                                      (1,375,021)             2,385,785             1,599,791
                                                     -----------             ----------            ----------
Net unrealized appreciation (depreciation) on:
  Investments.................................           128,519              3,703,259             1,169,258
  Forward contracts...........................                --                (54,690)                   --
  Swaps.......................................           500,315                     --                10,397
                                                     -----------             ----------            ----------
                                                         628,834              3,648,569             1,179,655
                                                     -----------             ----------            ----------
    Net realized and unrealized gain (loss) on
      investments.............................          (746,187)             6,034,354             2,779,446
                                                     -----------             ----------            ----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...................       $   330,565             $5,957,572            $2,498,241
                                                     ===========             ==========            ==========

(1) Commencement of operations.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                AUGUST 31, 2005

                                                   SPECTRUM HIGH          SPECTRUM GLOBAL        SPECTRUM EQUITY
                                                  YIELD PLUS FUND        PERSPECTIVE FUND       OPPORTUNITY FUND
                                                --------------------   ---------------------   -------------------
                                                September 1, 2004(1)   September 27, 2004(1)   October 11, 2004(1)
                                                 to August 31, 2005     to August 31, 2005     to August 31, 2005
                                                --------------------   ---------------------   -------------------
OPERATIONS:
Net investment income (loss)..................      $  1,076,752            $   (76,782)           $  (281,205)
Net realized gain (loss) on investments.......        (1,375,021)             2,385,785              1,599,791
Net unrealized appreciation (depreciation) on
  investments.................................           628,834              3,648,569              1,179,655
                                                    ------------            -----------            -----------
    Net increase (decrease) in net assets
      resulting from operations...............           330,565              5,957,572              2,498,241
                                                    ------------            -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS - ADVISOR CLASS:
Net investment income.........................          (682,519)              (477,865)                    --
Net realized gains............................                --                (84,545)                    --
                                                    ------------            -----------            -----------
    Total distributions.......................          (682,519)              (562,410)                    --
                                                    ------------            -----------            -----------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold.....................        73,198,256             72,730,469             51,447,447
Proceeds from shares issued to holders in
  reinvestment of dividends...................           679,257                558,881                     --
Cost of shares redeemed.......................       (40,111,192)            (7,599,575)            (8,256,892)
                                                    ------------            -----------            -----------
    Net increase (decrease) in net assets
      resulting from capital share
      transactions............................        33,766,321             65,689,775             43,190,555
                                                    ------------            -----------            -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.......        33,414,367             71,084,937             45,688,796
                                                    ------------            -----------            -----------
NET ASSETS:
Beginning of period...........................                --                     --                     --
                                                    ------------            -----------            -----------
End of period.................................      $ 33,414,367            $71,084,937            $45,688,796
                                                    ============            ===========            ===========
ACCUMULATED UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS), END OF PERIOD................      $    540,500            $    54,690            $   (10,396)
                                                    ------------            -----------            -----------

(1) Commencement of operations.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                                    SPECTRUM HIGH          SPECTRUM GLOBAL        SPECTRUM EQUITY
                                                   YIELD PLUS FUND        PERSPECTIVE FUND       OPPORTUNITY FUND
                                                ---------------------   ---------------------   -------------------
                                                    ADVISOR CLASS           ADVISOR CLASS          ADVISOR CLASS
                                                ---------------------   ---------------------   -------------------
                                                September 1, 2004(1)    September 27, 2004(1)   October 11, 2004(1)
                                                 to August 31, 2005      to August 31, 2005     to August 31, 2005
                                                ---------------------   ---------------------   -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD..........       $     20.00             $     20.00            $     20.00
                                                     -----------             -----------            -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)...............              0.48                   (0.03)(7)              (0.16)
Net realized and unrealized gain (loss) on
  investments(6)..............................             (0.26)                   3.80                   2.01
                                                     -----------             -----------            -----------
    Total from investment operations..........              0.22                    3.77                   1.85
                                                     -----------             -----------            -----------
LESS DISTRIBUTIONS:
Dividends from net investment income..........             (0.26)                  (0.26)                    --
Distributions from realized gains.............                --                   (0.05)                    --
                                                     -----------             -----------            -----------
    Total distributions.......................             (0.26)                  (0.31)                    --
                                                     -----------             -----------            -----------
NET ASSET VALUE, END OF PERIOD................       $     19.96             $     23.46            $     21.85
                                                     ===========             ===========            ===========
TOTAL RETURN(2)...............................              1.09%(2)               18.88%(2)               9.25%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.....................       $33,414,367             $71,084,937            $45,688,796
Ratio of expenses to average net assets
  excluding short dividends...................              2.38%(3)                2.38%(3)               2.50%(3)
Ratio of expenses to average net assets
  including short dividends...................                                      2.39%(3)
Ratio of net investment income (loss) to
  average net assets including short
  dividends...................................              2.44%(3)               (0.16%)(3,8)           (0.88%)(3)
Portfolio turnover rate(5)....................               759%                  1,152%                 1,334%

(1 )Commencement of operations.

(2) Not annualized. All returns reflect reinvested dividends but do not reflect the impact of taxes.

(3) Annualized.

(4) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(7) Net Investment Income (loss) before dividends on short positions for the period ended August 31, 2005 was ($0.03).

(8) Net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended August 31, 2005 was (0.15%).

                     See notes to the financial statements.

                         SPECTRUM HIGH YIELD PLUS FUND
                        SPECTRUM GLOBAL PERSPECTIVE FUND
                        SPECTRUM EQUITY OPPORTUNITY FUND
                       NOTES TO THE FINANCIAL STATEMENTS

                                AUGUST 31, 2005

1. ORGANIZATION

Potomac Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 17 series of which three are included in this report, Spectrum High Yield Plus Fund, Spectrum Global Perspective Fund and Spectrum Equity Opportunity Fund (each a "Fund" and collectively, the "Funds"). Each Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act. The Spectrum High Yield Plus Fund commenced operations on September 1, 2004, the Spectrum Global Perspective Fund commenced operations on September 27, 2004, and the Spectrum Equity Opportunity Fund commenced operations on October 11, 2004.

The objective of the Spectrum High Yield Plus Fund is to seek income and capital appreciation on a total return basis by investing primarily in high yield fixed-income securities, either directly or indirectly through exchange-traded funds (ETFs), other investment companies and derivative instruments. The Spectrum Global Perspective Fund seeks income and capital appreciation by investing in equity securities of foreign issuers either directly or indirectly through American Depository Receipts (ADRs), ETFs, foreign currencies, other investment companies and derivative instruments. In addition, the Spectrum Global Perspective Fund may invest in baskets of foreign currencies. The Spectrum Equity Opportunity Fund seeks income and capital appreciation by investing either directly in securities of domestic and foreign issuers or indirectly through ADRs, ETFs, other investment companies and derivative instruments.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

  A) INVESTMENT VALUATION - Equity securities, OTC securities investment companies, swap agreements, options and futures are valued at their last sales price, or if not available, the mean of the last bid and asked price. Price information on listed stocks is obtained from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. Securities traded principally on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. Options, futures and other securities for which no quotations are readily available, the Funds' pricing service does not provide a valuation for such securities, or for which Rafferty Asset Management, LLC (the "Advisor") has reason to question the validity of quotations received are fair valued as determined in good faith under the supervision of the Board of Trustees. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Other debt securities are valued using the closing bid and asked prices provided by the Funds' pricing service, or if such services are unavailable, by a pricing matrix method.

  B) REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

  C) WRITTEN OPTIONS - Each Fund may write (sell) options. When a Fund writes an option, an amount equal to the premium received is recorded in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option is closed, expired, or exercised, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold). As collateral for uncovered written options, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract, but not less than the strike price, for call options.

  D) STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

  E) SHORT POSITIONS - Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

  F) RISKS OF OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND SHORT POSITIONS - The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

  G) RISKS OF INVESTING IN FOREIGN SECURITIES - The Spectrum Global Perspective and the Spectrum Equity Opportunity Funds may invest in foreign securities. Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund's returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

  H) FORWARD CURRENCY CONTRACTS - The Spectrum Global Perspective and Spectrum Equity Opportunity Funds may enter into forward currency exchange contracts obligating the Funds to deliver and receive currency at a specified future date at a negotiated forward rate. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on a future date. These contracts are marked to market and the change in value is recorded as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery of the currency and if a forward currency contract is offset by entering into another forward currency contract with the same broker upon settlement of the net gain or loss. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market risk, credit risk, or both kind of risks, in excess of the amount recognized in the statement of assets and liabilities. Risk arises from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

  I) FOREIGN CURRENCY TRANSLATIONS - The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from change in exchange rates. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

  J) SWAP CONTRACTS - Each Fund may enter into swap contacts. Standard swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). The Fund's obligations are accrued daily (offset by any amounts owed to the funds.)

In a "long" swap agreement, the counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities. The Funds will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Funds on the notional amount are recorded as "unrealized gains or losses on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps". Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

The Spectrum High Yield Plus Fund enters into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a referenced entity, typically corporate issues on its obligation. The stream of payments is recorded as an unrealized gain or loss until the swap is sold or expires. The Fund may use the swaps to attempt to gain exposure to debt securities without actually purchasing those securities or to hedge a position. The Fund may purchase credit protection on the referenced entity of the credit default swap ("Buy Contract") or provide credit protection on the referenced entity of the credit default swap ("Sale Contract"). If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract "Maximum Payout Amount." At August 31, 2005, the Fund had Sale Credit Default Swap Contracts outstanding with Maximum Payout Amounts aggregating $19,097,500, with net unrealized appreciation of $500,315 and terms of 5 years, as reflected in the schedule of investments. Maximum Payout Amounts could be offset by the subsequent sale, in any, of assets obtained via the execution of a payout event.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure to each Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.

  K) SECURITY TRANSACTIONS - Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

  L) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.

  M) INCOME AND EXPENSES - Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a portfolio are generally allocated among the Trust's series in proportion to their respective net assets.

  N) DISTRIBUTIONS TO SHAREHOLDERS - Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. The Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

The tax character of distributions during the period ended August 31, 2005 were as follows:

                                              SPECTRUM HIGH       SPECTRUM GLOBAL      SPECTRUM EQUITY
                                             YIELD PLUS FUND      PERSPECTIVE FUND     OPPORTUNITY FUND
                                            ------------------   ------------------   ------------------
                                               PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
                                            AUGUST 31, 2005(1)   AUGUST 31, 2005(2)   AUGUST 31, 2005(3)
                                            ------------------   ------------------   ------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                                  $682,519             $562,410               $  --
Long-term capital gain                                 --                   --                  --
                                                 --------             --------               -----
  TOTAL DISTRIBUTIONS PAID                       $682,519             $562,410               $  --
                                                 ========             ========               =====

(1) Commenced operations on September 1, 2004.

(2) Commenced operations on September 27, 2004.

(3) Commenced operations on October 11, 2004.

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                                SPECTRUM HIGH    SPECTRUM GLOBAL    SPECTRUM EQUITY
                                               YIELD PLUS FUND   PERSPECTIVE FUND   OPPORTUNITY FUND
                                               ---------------   ----------------   ----------------
Cost basis of investments for federal income
  tax purposes                                   $32,721,684       $92,476,986        $56,595,920
                                                 -----------       -----------        -----------
Unrealized Appreciation                              420,838         3,649,510          1,144,236
Unrealized Depreciation                             (294,780)       (1,312,948)          (803,269)
                                                 -----------       -----------        -----------
Net unrealized appreciation/(depreciation)       $   126,058         2,336,562            340,967
                                                 -----------       -----------        -----------
Undistributed ordinary income                        734,936         3,058,600          2,157,274
Undistributed long-term gain                              --                --                 --
                                                 -----------       -----------        -----------
Distributable earnings                               734,936         3,058,600          2,157,274
                                                 -----------       -----------        -----------
Other accumulated gain/(loss)                     (1,212,948)               --                 --
                                                 -----------       -----------        -----------
Total accumulated gain/(loss)                    $  (351,954)      $ 5,395,162        $ 2,498,241
                                                 ===========       ===========        ===========

  O) USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CAPITAL SHARE TRANSACTIONS

The capital share transactions for the period ended August 31, 2005 were as follows:

                                              SPECTRUM HIGH       SPECTRUM GLOBAL      SPECTRUM EQUITY
                                             YIELD PLUS FUND      PERSPECTIVE FUND     OPPORTUNITY FUND
                                            ------------------   ------------------   ------------------
                                               PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
                                            AUGUST 31, 2005(1)   AUGUST 31, 2005(2)   AUGUST 31, 2005(3)
                                            ------------------   ------------------   ------------------
ADVISOR CLASS:
Shares Sold                                      3,654,617            3,347,607            2,485,155
Shares issued to holders in reinvestment
  of dividends                                      33,760               24,534                   --
Shares redeemed                                 (2,014,356)            (342,182)            (393,845)
                                                ----------            ---------            ---------
Total increase (decrease) from capital
  share transactions                             1,674,021            3,029,959            2,091,310
                                                ==========            =========            =========

(1) Commenced operations on September 1, 2004.

(2) Commenced operations on September 27, 2004.

(3) Commenced operations on October 11, 2004.

4. INVESTMENT TRANSACTIONS

During the period ended August 31, 2005, the aggregate purchases and sales of investments (excluding short-term investments, swaps, forward contracts and futures contracts) were:

                                                 SPECTRUM HIGH    SPECTRUM GLOBAL    SPECTRUM EQUITY
                                                YIELD PLUS FUND   PERSPECTIVE FUND   OPPORTUNITY FUND
                                                ---------------   ----------------   ----------------
Purchases                                        $172,374,850       $491,930,384       $387,208,971
Sales                                             165,297,533        431,668,125        349,517,350

There were no purchases or sales of long-term U.S. Government securities during the period ended August 31, 2005.

Transactions in short futures contracts for the period ended August 31, 2005, for the Fund were as follows:

                                                                SPECTRUM HIGH YIELD PLUS FUND
                                                              ---------------------------------
                                                               NUMBER OF       AGGREGATE FACE
                                                               CONTRACTS     VALUE OF CONTRACTS
                                                              ------------   ------------------
Contracts opened                                                   561          $ 62,669,651
Contracts closed                                                  (561)          (62,669,651)
                                                                  ----          ------------
Outstanding at end of period                                        --          $         --
                                                                  ====          ============

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year. The Funds deferred on a tax-basis post-October losses as follows:

Spectrum High Yield Plus Fund                                  $1,204,822
Spectrum Global Perspective Fund                                       --
Spectrum Equity Opportunity Fund                                       --

At August 31, 2005, the Spectrum High Yield Plus Fund had accumulated net realized capital loss carryovers of $314,005 expiring in 2013.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to net operating losses, post-October loss deferrals, swap contract adjustments, dividend reclasses and foreign currency gains/losses. For the period ended August 31, 2005, the following adjustments were made on the Statement of Assets and Liabilities of each Fund:

                                                            ACCUMULATED      ACCUMULATED
                                                           NET INVESTMENT   NET REALIZED    CAPITAL
                                                           INCOME OR LOSS   GAIN OR LOSS     STOCK
                                                           --------------   -------------   -------
Spectrum High Yield Plus Fund                                 $146,267        $(146,267)      $--
Spectrum Global Perspective Fund                               609,337         (609,337)       --
Spectrum Equity Opportunity Fund                               270,809         (270,809)       --

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with the Advisor. The Advisor receives a fee, computed daily and payable monthly, at the annual rate of 1.00% each Fund's average daily net assets. In addition, the Advisor has entered into sub-advisory agreements relating to the Funds whereby the Sub-Advisor will direct investment activities of the Funds. The Advisor pays, out of the management fees it receives from the Funds, a fee for these services. Additionally, the Advisor may waive additional fees it might otherwise normally charge the Funds. For the period ended August 31, 2005, the Advisor agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses of 2.75% of each Fund's average daily net assets. The Advisor may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the period ended August 31, 2005, the Advisor did not pay any expenses on behalf of the Funds.

Rafferty Capital Markets, LLC (the "Distributor") serves as principal underwriter of the Funds and acts as the Funds' distributor in a continuous public offering of the Funds' shares. The distributor is an affiliate of the Advisor. The Distributor did not retain any Rule 12b-1 fees from the Funds for the period ended August 31, 2005.

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund's maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees of Potomac Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Spectrum High Yield Plus Fund, Spectrum Global Perspective Fund and Spectrum Equity Opportunity Fund (three of the funds constituting the Potomac Funds) (the "Funds") as of August 31, 2005, and the related statements of operations, changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Spectrum High Yield Plus Fund, Spectrum Global Perspective Fund and Spectrum Equity Opportunity Fund of the Potomac Funds, at August 31, 2005, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                         /s/ ERNST & YOUNG LLP

October 21, 2005
Chicago, Illinois

                               THE POTOMAC FUNDS
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds' Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

---------------------------------------------------------------------------------------------------------------

                                                TERM OF OFFICE          PRINCIPAL         NUMBER OF PORTFOLIOS
                             POSITION(S)         AND LENGTH OF     OCCUPATION(S) DURING     IN FUND COMPLEX
NAME, ADDRESS AND AGE      HELD WITH FUND         TIME SERVED        PAST FIVE YEARS     OVERSEEN BY TRUSTEE(3)
---------------------------------------------------------------------------------------------------------------
  INTERESTED TRUSTEES
Lawrence C. Rafferty(1)    Chairman of the     Lifetime of Trust   Chairman and Chief             32
        Age: 63           Board of Trustees    until removal or    Executive Officer of
                                                 resignation;      Rafferty, 1997 --
                                                  Since 1997         present; Chief
                                                                   Executive Officer of
                                                                   Rafferty Companies,
                                                                      LLC, 1996 --
                                                                     present; Chief
                                                                   Executive Officer of
                                                                    Rafferty Capital
                                                                     Markets, Inc.,
                                                                    1995 -- present.
---------------------------------------------------------------------------------------------------------------
   Jay F. Higgins(1)           Trustee         Lifetime of Trust    Chairman, Bengal              32
        Age: 60                                until removal or      Partners, LLC,
                                                 resignation;       1998 -- present
                                                  Since 1997         (NASD Broker-
                                                                        Dealer).
---------------------------------------------------------------------------------------------------------------

-----------------------  ----------------------
                                 OTHER
                             TRUSTEESHIPS/
                             DIRECTORSHIPS
NAME, ADDRESS AND AGE       HELD BY TRUSTEE
-----------------------  ----------------------
  INTERESTED TRUSTEES
Lawrence C. Rafferty(1)           None
        Age: 63
-----------------------  ----------------------
   Jay F. Higgins(1)      Dwango North America
        Age: 60              Corp. (radio,
                               telephone
                            communications)
-----------------------  ----------------------

                                                TERM OF OFFICE          PRINCIPAL         NUMBER OF PORTFOLIOS
                             POSITION(S)         AND LENGTH OF     OCCUPATION(S) DURING     IN FUND COMPLEX
NAME, ADDRESS AND AGE      HELD WITH FUND         TIME SERVED        PAST FIVE YEARS     OVERSEEN BY TRUSTEE(3)
---------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
    Daniel J. Byrne            Trustee         Lifetime of Trust   President and Chief            32
        Age: 61                                until removal or    Executive Officer of
                                                 resignation;       Byrne Securities
                                                  Since 1997         Inc., 1992 --
                                                                   present; Trustee,
                                                                    The Opening Word
                                                                   Program, Wyandanch,
                                                                       New York.
---------------------------------------------------------------------------------------------------------------
   Kevin G. Boyle(2)           Trustee         Lifetime of Trust   President, Kevin G.            32
        Age: 64                                until removal or    Boyle Securities,
                                                 resignation;        Inc., 1981 --
                                                  Since 2002            present.
---------------------------------------------------------------------------------------------------------------
 Gerald E. Shanley III         Trustee         Lifetime of Trust   Business Consultant,           32
        Age: 62                                until removal or     1985 -- present;
                                                 resignation;      Trustee of Estate of
                                                  Since 1997       Charles S. Payson,
                                                                    1987 -- present.

                                 OTHER
                             TRUSTEESHIPS/
                             DIRECTORSHIPS
NAME, ADDRESS AND AGE       HELD BY TRUSTEE
-----------------------  ----------------------
NON-INTERESTED TRUSTEES
    Daniel J. Byrne               None
        Age: 61
-----------------------  ----------------------
   Kevin G. Boyle(2)              None
        Age: 64
-----------------------  ----------------------
 Gerald E. Shanley III            None
        Age: 62

                               THE POTOMAC FUNDS
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

                                               TERM OF OFFICE             PRINCIPAL           NUMBER OF PORTFOLIOS
                            POSITION(S)         AND LENGTH OF       OCCUPATION(S) DURING        IN FUND COMPLEX
NAME, ADDRESS AND AGE     HELD WITH FUND         TIME SERVED           PAST FIVE YEARS       OVERSEEN BY TRUSTEE(3)
-------------------------------------------------------------------------------------------------------------------
       OFFICERS

  Daniel D. O'Neill       Chief Executive         One Year;         Managing Director of              N/A
       Age: 37               Officer;            Since 2003               Rafferty,
                                                                      1999 -- present.
                             President            One Year;
                                                 Since 1999
-------------------------------------------------------------------------------------------------------------------
   Timothy P. Hagan      Chief Compliance         One Year;           Vice President of               N/A
       Age: 63                Officer            Since 2004       Rafferty, 1997 --present.
                          Chief Financial         One Year;
                              Officer         Since 2004; From
                                                1997 -- 2001
-------------------------------------------------------------------------------------------------------------------
  Philip A. Harding         Senior Vice           One Year;           Vice President of               N/A
       Age: 62               President           Since 1999       Rafferty, 1997 --present.
-------------------------------------------------------------------------------------------------------------------
      Sean Smyth          Vice President          One Year;       Lead Portfolio Manager of           N/A
       Age: 34                                   Since 2005       Rafferty, 2005 --present;
                                                                     Portfolio Manager,
                                                                       Gartmore Global
                                                                      Investments from
                                                                        2000 -- 2005
-------------------------------------------------------------------------------------------------------------------
    Louis Flamino         Vice President          One Year;        Wholesaler of Rafferty,            N/A
       Age: 30                                   Since 2005           1999 -- present.
-------------------------------------------------------------------------------------------------------------------
      Neil Kelly          Vice President          One Year;        Wholesaler of Rafferty,            N/A
       Age: 43                                   Since 2005        2004 -- present; First
                                                                  Vice President of Salomon
                                                                      Smith Barney from
                                                                        1997 -- 2003.
-------------------------------------------------------------------------------------------------------------------
  Stephen P. Sprague       Treasurer and          One Year;        Chief Financial Officer            N/A
       Age: 56              Controller           Since 1999       of Rafferty for the past
                                                                          5 years.
-------------------------------------------------------------------------------------------------------------------
   Eric W. Falkeis           Secretary            One Year;         Vice President, U.S.              N/A
  615 East Michigan                              Since 2004         Bancorp Fund Services
        Street                                                      LLC, 1997 -- present.
 Milwaukee, WI 53202
       Age: 32
-------------------------------------------------------------------------------------------------------------------
    Angela Brickl       Assistant Secretary       One Year;       Compliance Administrator,           N/A
  615 East Michigan                              Since 2004           U.S. Bancorp Fund
        Street                                                     Services, LLC, 2003 --
 Milwaukee, WI 53202                                                  present; Business
       Age: 29                                                    Analyst, Strong Financial
                                                                    Corp., 2002 -- 2003;
                                                                   Senior Auditor, Arthur
                                                                   Anderson, 1999 -- 2002.
-------------------------------------------------------------------------------------------------------------------

                               OTHER
                           TRUSTEESHIPS/
                           DIRECTORSHIPS
NAME, ADDRESS AND AGE     HELD BY TRUSTEE
----------------------  --------------------
       OFFICERS
  Daniel D. O'Neill             None
       Age: 37
----------------------  --------------------
   Timothy P. Hagan             None
       Age: 63
----------------------  --------------------
  Philip A. Harding             None
       Age: 62
----------------------  --------------------
      Sean Smyth                None
       Age: 34
----------------------  --------------------
    Louis Flamino               None
       Age: 30
----------------------  --------------------
      Neil Kelly                None
       Age: 43
----------------------  --------------------
  Stephen P. Sprague            None
       Age: 56
----------------------  --------------------
   Eric W. Falkeis              None
  615 East Michigan
        Street
 Milwaukee, WI 53202
       Age: 32
----------------------  --------------------
    Angela Brickl               None
  615 East Michigan
        Street
 Milwaukee, WI 53202
       Age: 29
----------------------  --------------------

(1)Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins own a beneficial interest in Rafferty.

(2)Mr. Boyle was an Interested Trustee from May to September 2004 due to his daughter being employed by Rafferty Capital Markets, LLC during that time period.

(3) The Potomac Funds currently offer for sale to the public 17 portfolios of the 20 currently registered with the SEC. In addition, the Potomac Insurance Trust currently consists of 12 separate portfolios, 4 of which are offered for sale.

  The Trustees and Officers table is current as of August 31, 2005.

ADVISOR
          Rafferty Asset Management, LLC
          33 Whitehall Street, 10th Floor
          New York, NY 10004
SUB-ADVISOR
          Hundredfold Advisors, LLC
          2940 N. Lynnhaven Road
          Virginia Beach, VA 23452

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
PAYING AGENT & SHAREHOLDING SERVICING AGENT

          U.S. Bancorp Fund Services, LLC
          P.O. Box 1993
          Milwaukee, WI 53201-1993

CUSTODIAN

          U.S. Bank, N.A.
          425 Walnut Street
          Cincinnati, Ohio 45202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          Ernst & Young LLP
          233 S. Wacker Dr.
          Chicago, IL 60606

DISTRIBUTOR

          Rafferty Capital Markets, LLC
          59 Hilton Avenue
          Garden City, NY 11530
The Fund's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) will be available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

The Funds, file complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q are available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                     ANNUAL
                                     REPORT
                                August 31, 2005


                    (SPECTRUM FUNDS LOGO)
                        33 Whitehall Street, 10th Floor
                               New York, NY 10004

                                 (800) 851-0511

                             LETTER TO SHAREHOLDERS
                                OCTOBER 14, 2005

Dear Shareholders,

The PSI Calendar Effects Fund (the "Fund") follows a strategy which seeks to extract profit from the equity markets while keeping equity market exposure to a low level. The Fund attempts to take advantage of apparent tendencies of the market to perform better during certain calendar periods than others, a phenomenon which is commonly referred to as "Calendar Effects".

From the Fund's inception on April 6, 2005 through the end of the fiscal year, August 31, 2005, the Fund was invested in the market for just four (4) periods. The Fund realized gains during each of the four periods, the details of which were as follows:

4/25/2005 - 5/6/2005 (10 market days): +1.10%
5/24/2005 - 6/3/2005 (8 market days): +0.44%
6/29/2005 - 7/6/2005 (5 market days): +0.64%
7/25/2005 - 7/29/2005 (5 market days): +0.49%

The Fund typically invests in equities providing exposure to one or more market areas represented by well-known market indices, such as the S&P 500, the Nasdaq 100, the S&P MidCap 400 and the Russell 2000. The selection varies from trade to trade, based on the manager's determination of institutional investor activity levels in each area.

In the aggregate, for the period from the Fund's inception through August 31, the Fund had equity market exposure on 28 days and no equity market exposure for 64 days, meaning the Fund had market exposure on approximately 30% of the time. Even though each of the Fund's four periods of equity market exposure were profitable, the aggregate return was certainly nothing to write home about, and reflects the general lethargy that has becalmed the stock market this year.

In addition to the gains from equity market exposure, the Fund received interest income from short-term interest bearing investments during the days when the Fund did not have exposure to the equity market.

The Fund has remained out of the market from the end of the fiscal year through mid-October, a period during which the equity markets struggled somewhat. The Fund has been invested in the relative safety of cash equivalents which provide some interest income.

Sincerely,


/S/ BILL SHERMAN                                /S/ DANIEL O'NEILL
Bill Sherman                                    Daniel O'Neill
Portfolio Manager                               President
Portfolio Strategies, Inc.                      The Potomac Funds

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL, TOLL-FREE, 1-800-851-0511.

AN INVESTMENT IN ANY OF THE POTOMAC FUNDS IS SUBJECT TO A NUMBER OF RISKS THAT COULD AFFECT THE VALUE OF ITS SHARES. IT IS IMPORTANT THAT INVESTORS CLOSELY REVIEW AND UNDERSTAND THESE RISKS BEFORE MAKING AN INVESTMENT. INVESTORS CONSIDERING AN INVESTMENT MAY OBTAIN A PROSPECTUS BY CALLING 1-800-851-0511. INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, AND ADDITIONAL RISKS, BEFORE INVESTING OR SENDING MONEY.

                           PSI CALENDAR EFFECTS FUND

(GRAPH)

APRIL 6, 2005(2) - AUGUST 31, 2005                               PSI CALENDAR EFFECTS FUND                S&P 500 INDEX
----------------------------------                               -------------------------                -------------
4/05                                                                      10000.00                           10000.00
5/05                                                                      10130.00                           10377.50
8/05                                                                      10305.00                           10628.60

                               TOTAL RETURN(1)
                               ---------------
                                    SINCE
                                  INCEPTION
                               ---------------
PSI CALENDAR EFFECTS FUND           3.05%
S&P 500 INDEX                       6.29%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

(1) As of August 31, 2005.
(2) Commencement of operations.

                                EXPENSE EXAMPLE
                                AUGUST 31, 2005

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the PSI Calendar Effects Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period or (March 1, 2005 - August 31, 2005 for the hypothetical example and April 6, 2005 - August 31, 2005 for the actual example).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. However, the example below does not include portfolio trading commissions and related expenses, or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as outgoing wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Tables

                                                                       PSI CALENDAR EFFECTS FUND
                                                   -----------------------------------------------------------------
                                                                                                       EXPENSES PAID
                                                             BEGINNING                 ENDING          DURING PERIOD
                                                         ACCOUNT VALUE          ACCOUNT VALUE        MARCH 1, 2005 -
                                                         MARCH 1, 2005        AUGUST 31, 2005        AUGUST 31, 2005
                                                   -------------------    -------------------    -------------------
Actual                                             $          1,000.00    $          1,030.50    $              7.77*
Hypothetical (5% return before expenses)                      1,000.00               1,015.63                   9.65**

 * Expenses are equal to the Fund's annualized expense ratio of 1.90%, multiplied by the average account value over the period April 6, 2005 - August 31, 2005, the Fund's commencement of operations date to the end of the period to reflect the Fund's actual expenses.

** Expenses are equal to the Fund's annualized expense ratio of 1.90%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                           PSI CALENDAR EFFECTS FUND
                  ALLOCATION OF PORTFOLIO HOLDINGS (UNAUDITED)

                                AUGUST 31, 2005

(PIE CHART)

U.S. Government Agency Obligations                                                99
Cash*                                                                              1

THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH AND OTHER ASSETS LESS LIABILITIES.

                           PSI CALENDAR EFFECTS FUND
                            SCHEDULE OF INVESTMENTS

                                AUGUST 31, 2005

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
 SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AGENCY OBLIGATIONS - 99.2%
$16,225,000   Federal Home Loan Bank
                Discount Note, 3.07%,
                09/16/2005                $16,201,744
31,275,000    Federal Home Loan Bank
                Discount Note, 3.21%,
                09/28/2005                 31,193,490
19,000,000    Federal Home Loan Bank
                Discount Note, 2.97%,
                11/02/2005                 18,881,131
                                          -----------
              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $66,278,252)        $66,276,365
                                          -----------
              TOTAL SHORT-TERM
                INVESTMENTS - 99.2%
                (Cost $66,278,252)        $66,276,365
              Other Assets in Excess
                of Liabilities - 0.8%         542,311
                                          -----------
              TOTAL NET ASSETS -
                100.0%                    $66,818,676
                                          ===========

Percentages are calculated as a percent of net assets.

                     See notes to the financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 2005

                                                               PSI CALENDAR
                                                               EFFECTS FUND
                                                               ------------
ASSETS:
Investments, at market value (Note 2).......................   $66,276,365
Cash........................................................       245,845
Receivable for Fund shares sold.............................       523,407
Other assets................................................        22,377
                                                               -----------
    Total Assets............................................    67,067,994
                                                               -----------
LIABILITIES:
Payable for Fund shares redeemed............................       123,643
Payable to Investment Advisor...............................        57,068
Accrued distribution expense................................        14,221
Accrued expenses and other liabilities......................        54,386
                                                               -----------
    Total Liabilities.......................................       249,318
                                                               -----------
NET ASSETS..................................................   $66,818,676
                                                               ===========
NET ASSETS CONSIST OF:
Capital stock...............................................   $64,841,102
Accumulated undistributed net investment income (loss)......       121,488
Accumulated undistributed net realized gain (loss) on
  investments...............................................     1,857,973
Net unrealized appreciation (depreciation) on investments...        (1,887)
                                                               -----------
    Total Net Assets........................................   $66,818,676
                                                               ===========
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR CLASS:
Net assets..................................................   $66,818,676
Shares outstanding (unlimited shares of beneficial interest
  authorized, no par value).................................     3,242,349
Net Asset Value, Redemption Price and Offering Price Per
  Share.....................................................   $     20.61
                                                               ===========
Cost of Investments.........................................   $66,278,252
                                                               ===========

                     See notes to the financial statements.

                            STATEMENT OF OPERATIONS
                      FOR THE PERIOD ENDED AUGUST 31, 2005

                                                                 PSI CALENDAR
                                                                 EFFECTS FUND
                                                              ------------------
                                                               April 6, 2005(1)
                                                              to August 31, 2005
                                                              ------------------
INVESTMENT INCOME:
Interest income.............................................      $  668,322
                                                                  ----------
    Total investment income.................................         668,322
                                                                  ----------
EXPENSES:
Advisory fees...............................................         330,310
Distribution expenses.......................................          66,062
Administration fees.........................................          15,214
Shareholder servicing fees..................................          13,099
Fund accounting fees........................................           9,713
Custody fees................................................          12,727
Federal and state registration..............................          15,405
Professional fees...........................................          24,515
Reports to shareholders.....................................           7,718
Directors' fees and expenses................................           4,186
Other.......................................................           3,145
                                                                  ----------
    Total expenses..........................................         502,094
                                                                  ----------
NET INVESTMENT INCOME (LOSS)................................         166,228
                                                                  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...............................................       1,242,934
  Futures...................................................           3,325
  Swaps.....................................................         566,974
                                                                  ----------
                                                                   1,813,233
                                                                  ----------
Net unrealized appreciation (depreciation) on:
  Investments...............................................          (1,887)
                                                                  ----------
                                                                      (1,887)
                                                                  ----------
    Net realized and unrealized gain (loss) on
     investments............................................       1,811,346
                                                                  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................      $1,977,574
                                                                  ==========

(1) Commencement of operations.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                AUGUST 31, 2005

                                                                 PSI CALENDAR
                                                                 EFFECTS FUND
                                                              ------------------
                                                               April 6, 2005(1)
                                                              to August 31, 2005
                                                              ------------------
OPERATIONS:
Net investment income (loss)................................     $    166,228
Net realized gain (loss) on investments.....................        1,813,233
Net unrealized appreciation (depreciation) on investments...           (1,887)
                                                                 ------------
    Net increase (decrease) in net assets resulting from
     operations.............................................        1,977,574
                                                                 ------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income.......................................
Net realized gains..........................................
    Total distributions.....................................
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold...................................       84,088,444
Proceeds from shares issued to holders in reinvestment of
  dividends.................................................               --
Cost of shares redeemed.....................................      (19,247,342)
                                                                 ------------
    Net increase (decrease) in net assets resulting from
     capital share transactions.............................       64,841,102
                                                                 ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................       66,818,676
                                                                 ------------
NET ASSETS:
Beginning of period.........................................               --
                                                                 ------------
End of period...............................................     $ 66,818,676
                                                                 ============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END
  OF PERIOD.................................................     $    121,488
                                                                 ------------

(1 )Commencement of operations.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                                              PSI CALENDAR EFFECTS FUND
                                                              -------------------------
                                                                   INVESTOR CLASS
                                                              -------------------------
                                                                 April 6, 2005(1) to
                                                                   August 31, 2005
                                                              -------------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD........................         $     20.00
                                                                     -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).............................                0.05
Net realized and unrealized gain (loss) on investments......                0.56
                                                                     -----------
    Total from investment operations........................                0.61
                                                                     -----------
LESS DISTRIBUTIONS:
Dividends from net investment income........................                  --
Distributions from realized gains...........................                  --
                                                                     -----------
    Total distributions.....................................                  --
                                                                     -----------
NET ASSET VALUE, END OF PERIOD..............................         $     20.61
                                                                     ===========
TOTAL RETURN(2).............................................                3.05%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...................................         $66,818,676
Ratio of expenses to average net assets.....................                1.90%(3)
Ratio of net investment income (loss) to average net
  assets....................................................                0.63%(3)
Portfolio turnover rate(5)..................................                 500%

(1) Commencement of operations.

(2) Not annualized. All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

(3) Annualized.

(4) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout the period.

(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

                     See notes to the financial statements.

                           PSI CALENDAR EFFECTS FUND
                       NOTES TO THE FINANCIAL STATEMENTS

                                AUGUST 31, 2005

1. ORGANIZATION

Potomac Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 17 series of which one fund is included in this report, the PSI Calendar Effects Fund (the "Fund"). The Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act. The Fund commenced operations on April 6, 2005.

The objective of the Fund is to seek returns that equal or exceed the broad market as measured by the Standard & Poor's 500 Index over a full market cycle while only seeking exposure to the securities market approximately 30% of the time. The other 70% of the time, the Fund's assets are maintained in money market instruments. Portfolio Strategies, Inc., (the "Subadvisor") aggressively manages the Fund's assets and may invest directly in equity securities, exchange traded funds ("ETFs"), other investment companies, as well as enter into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

  A) INVESTMENT VALUATION - Equity securities, OTC securities, swap agreements, options and futures are valued at their last sales price, or if not available, the mean of the last bid and asked price. Price information on listed stocks obtained from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. Securities traded principally on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. Options, futures and other securities for which no quotations are readily available, the Fund's pricing service does not provide a valuation for such securities, or for which Rafferty Asset Management, LLC (the "Advisor") has reason to question the validity of quotations received are fair valued as determined in good faith under the supervision of the Board of Trustees. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Other debt securities are valued using the closing bid and asked prices provided by the Fund's pricing service or, if such services are unavailable, by a pricing matrix method.

  B) REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

  C) SWAP CONTRACTS - The Fund may enter into equity swap contracts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a

"notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). The Fund's obligations are accrued daily (offset by any amounts owed to the Funds.)

In a "long" swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Funds will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized gains or losses on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps". Swap contracts are collateralized by the securities and cash of the Fund.

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure to the Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.

  D) WRITTEN OPTIONS - The Fund may write (sell) options. When a Fund writes an option, an amount equal to the premium received is recorded in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option is closed, expired, or exercised, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold). As collateral for uncovered written options, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents, or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchased obligation for put options or the market value of the instrument underlying the contract, but not less than the strike price, for call options.

  E) STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - The Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

  F) SHORT POSITIONS - The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

  G) RISKS OF OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND SHORT POSITIONS - The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Fund designates cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

  H) SECURITY TRANSACTIONS - Investment transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

  I) FEDERAL INCOME TAXES - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.

  J) INCOME AND EXPENSES - Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust's series in proportion to their respective net assets.

  K) DISTRIBUTIONS TO SHAREHOLDERS - The Fund intends to distribute to its shareholders at least annually substantially all of its net investment income and net realized capital gains, if any. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. The Fund may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

There were no distributions to shareholders during the period ended August 31, 2005 for the Fund.

As of August 31, 2005, the components of distributable earnings on a tax basis of the Fund were as follows:

Cost basis of investments for federal income tax purposes                   $66,278,252
                                                                            -----------
Unrealized Appreciation                                                              --
Unrealized Depreciation                                                          (1,887)
                                                                            -----------
Net unrealized appreciation/(depreciation)                                       (1,887)
                                                                            -----------
Undistributed ordinary income/(loss)                                          1,977,466
Undistributed long-term gain/(loss)                                               1,995
                                                                            -----------
Distributable earnings                                                        1,979,461
                                                                            -----------
Other accumulated gain/(loss)                                               $        --
                                                                            -----------
Total accumulated earnings/(losses)                                         $ 1,977,574
                                                                            ===========

  L) USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CAPITAL SHARE TRANSACTIONS

The capital share transactions for the Investor Class during the period ended August 31, 2005 were as follows:

                                                                  PERIOD ENDED
                                                               AUGUST 31, 2005(1)
                                                               ------------------
Shares Sold                                                         4,186,052
Shares issued to holders in reinvestment of dividends                      --
Shares redeemed                                                      (943,703)
                                                                    ---------
Total increase (decrease) from capital share transactions           3,242,349
                                                                    =========

(1) Commenced operations April 6, 2005.

4. INVESTMENT TRANSACTIONS

During the period ended August 31, 2005, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) were:

Purchases                                                     $198,935,493
Sales                                                          200,178,427

There were no purchases or sales of long-term U.S. Government securities during the period ended August 31, 2005.

Transactions in futures contracts for the period ended August 31, 2005, for the Fund were as follows:

                                                                          AGGREGATE FACE
                                                              NUMBER OF      VALUE OF
                                                              CONTRACTS     CONTRACTS
                                                              ---------   --------------
Contracts opened                                                  25         3,850,113
Contracts closed                                                 (25)       (3,850,113)
                                                                 ---       -----------
Outstanding at end of period                                      --       $        --
                                                                 ===       ===========

In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Fund is permitted for tax purposes to defer into its next fiscal year any net capital losses incurred between November 1st and the end of its fiscal year.

At August 31, 2005, the Fund did not defer any post-October losses.

At August 31, 2005, there were no capital loss carryovers.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. Differences are primarily due to swap contract adjustments.

For the period ended August 31, 2005, the following adjustments were made on the Statement of Assets and Liabilities of the Fund:

   ACCUMULATED     ACCUMULATED NET
  NET INVESTMENT      REALIZED       CAPITAL
  INCOME OR LOSS   GAINS OR LOSSES    STOCK
  --------------   ---------------   -------
     $(44,740)         $44,740         $--

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an investment advisory agreement with the Advisor. The Advisor receives a fee, computed daily and payable monthly, at the annual rate of 1.25% of the Fund's average daily net assets. In addition, the Advisor has entered into a sub-advisory agreement relating to the Fund whereby the Sub-Advisor will direct investment activities of the Fund. The Advisor pays, out of the management fees it receives from the Fund, a fee for these services. Additionally, the Advisor may waive additional fees it might otherwise normally charge the Fund. For the period ended August 31, 2005, the Advisor agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses of 2.00% of the Fund's average daily net assets. The Advisor may recover from the Fund the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the period ended August 31, 2005, the Advisor did not pay any expenses on behalf of the Fund.

The Board of Trustees has authorized the Fund to pay Rule 12b-1 fees equal to 0.25% of the Investor Class average daily net assets. Rafferty Capital Markets LLC, (the "Distributor") serves as principal underwriter of the Fund, and acts as the Fund's distributor in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Advisor. There were no Rule 12b-1 fees retained by the Distributor for the period ended August 31, 2005.

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnification provisions pursuant to which the Fund agrees to indemnify third parties upon occurrence of specified events. The Fund's maximum exposure relating to these indemnification agreements is unknown. However, the Fund has not had prior claims or losses in connection with these provisions and believes the risk of loss is remote.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees of Potomac Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the PSI Calendar Effects Fund (one of the funds constituting the Potomac Funds) (the "Fund") as of August 31, 2005, and the related statements of operations and, changes in net assets and the financial highlights for the period from April 6, 2005 (commencement of operations) to August 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PSI Calendar Effects Fund of the Potomac Funds, at August 31, 2005, the results of its operations, the changes in its net assets and its financial highlights for the period from April 6, 2005 (commencement of operations) to December 31, 2005, in conformity with U.S. generally accepted accounting principles.

                                         /s/ ERNST & YOUNG LLP

October 21, 2005
Chicago, IL

                               THE POTOMAC FUNDS
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds' Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN            OTHER
                                           TERM OF OFFICE AND          PRINCIPAL            FUND COMPLEX         TRUSTEESHIPS/
NAME, ADDRESS AND         POSITION(S)        LENGTH OF TIME      OCCUPATION(S) DURING        OVERSEEN BY         DIRECTORSHIPS
AGE                     HELD WITH FUND           SERVED             PAST FIVE YEARS          TRUSTEE(3)         HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
    Lawrence C.         Chairman of the     Lifetime of Trust     Chairman and Chief             32                  None
    Rafferty(1)        Board of Trustees    until removal or     Executive Officer of
      Age: 63                              resignation; Since          Rafferty,
                                                  1997          1997 -- present; Chief
                                                                 Executive Officer of
                                                                  Rafferty Companies,
                                                                 LLC, 1996 -- present;
                                                                Chief Executive Officer
                                                                  of Rafferty Capital
                                                                    Markets, Inc.,
                                                                   1995 -- present.
---------------------------------------------------------------------------------------------------------------------------------
 Jay F. Higgins(1)          Trustee         Lifetime of Trust      Chairman, Bengal              32              Dwango North
      Age: 60                               until removal or        Partners, LLC,                               America Corp.
                                           resignation; Since    1998 -- present (NASD                         (radio, telephone
                                                  1997              Broker-Dealer).                             communications)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                            PRINCIPAL             PORTFOLIOS IN
                             POSITION(S)       TERM OF OFFICE AND     OCCUPATION(S) DURING         FUND COMPLEX
NAME, ADDRESS AND AGE      HELD WITH FUND     LENGTH OF TIME SERVED      PAST FIVE YEARS      OVERSEEN BY TRUSTEE(3)
--------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
    Daniel J. Byrne            Trustee         Lifetime of Trust       President and Chief             32
        Age: 61                                 until removal or      Executive Officer of
                                               resignation; Since    Byrne Securities Inc.,
                                                      1997              1992 -- present;
                                                                      Trustee, The Opening
                                                                          Word Program,
                                                                      Wyandanch, New York.
--------------------------------------------------------------------------------------------------------------------
   Kevin G. Boyle(2)           Trustee         Lifetime of Trust       President, Kevin G.             32
        Age: 64                                 until removal or     Boyle Securities, Inc.,
                                               resignation; Since       1981 -- present.
                                                      2002
--------------------------------------------------------------------------------------------------------------------
 Gerald E. Shanley III         Trustee         Lifetime of Trust      Business Consultant,             32
        Age: 62                                 until removal or        1985 -- present;
                                               resignation; Since     Trustee of Estate of
                                                      1997             Charles S. Payson,
                                                                        1987 -- present.

                                OTHER
                            TRUSTEESHIPS/
                            DIRECTORSHIPS
NAME, ADDRESS AND AGE      HELD BY TRUSTEE
-----------------------  -------------------
NON-INTERESTED TRUSTEES
    Daniel J. Byrne             None
        Age: 61
-----------------------  -------------------
   Kevin G. Boyle(2)            None
        Age: 64
-----------------------  -------------------
 Gerald E. Shanley III          None
        Age: 62

                               THE POTOMAC FUNDS
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

                                                                                                      NUMBER OF
                                                                             PRINCIPAL              PORTFOLIOS IN
                             POSITION(S)       TERM OF OFFICE AND      OCCUPATION(S) DURING          FUND COMPLEX
NAME, ADDRESS AND AGE      HELD WITH FUND     LENGTH OF TIME SERVED       PAST FIVE YEARS       OVERSEEN BY TRUSTEE(3)
----------------------------------------------------------------------------------------------------------------------
       OFFICERS
   Daniel D. O'Neill       Chief Executive    One Year; Since 2003     Managing Director of             N/A
        Age: 37               Officer;                                       Rafferty,
                              President       One Year; Since 1999       1999 -- present.
----------------------------------------------------------------------------------------------------------------------
   Timothy P. Hagan       Chief Compliance    One Year; Since 2004       Vice President of              N/A
        Age: 63                Officer                               Rafferty, 1997 --present.
                           Chief Financial    One Year; Since 2004;
                               Officer         From 1997 -- 2001
----------------------------------------------------------------------------------------------------------------------
   Philip A. Harding         Senior Vice      One Year; Since 1999       Vice President of              N/A
        Age: 62               President                              Rafferty, 1997 --present.
----------------------------------------------------------------------------------------------------------------------
      Sean Smyth           Vice President     One Year; Since 2005   Lead Portfolio Manager of          N/A
        Age: 34                                                      Rafferty, 2005 --present;
                                                                        Portfolio Manager,
                                                                          Gartmore Global
                                                                         Investments from
                                                                           2000 -- 2005
----------------------------------------------------------------------------------------------------------------------
     Louis Flamino         Vice President     One Year; Since 2005    Wholesaler of Rafferty,           N/A
        Age: 30                                                          1999 -- present.
----------------------------------------------------------------------------------------------------------------------
      Neil Kelly           Vice President     One Year; Since 2005    Wholesaler of Rafferty,           N/A
        Age: 43                                                       2004 -- present; First
                                                                     Vice President of Salomon
                                                                         Smith Barney from
                                                                           1997 -- 2003.
----------------------------------------------------------------------------------------------------------------------
  Stephen P. Sprague        Treasurer and     One Year; Since 1999    Chief Financial Officer           N/A
        Age: 56              Controller                              of Rafferty for the past
                                                                             5 years.
----------------------------------------------------------------------------------------------------------------------
    Eric W. Falkeis           Secretary       One Year; Since 2004     Vice President, U.S.             N/A
   615 East Michigan                                                   Bancorp Fund Services
        Street                                                         LLC, 1997 -- present.
  Milwaukee, WI 53202
        Age: 32
----------------------------------------------------------------------------------------------------------------------
     Angela Brickl       Assistant Secretary  One Year; Since 2004   Compliance Administrator,          N/A
   615 East Michigan                                                     U.S. Bancorp Fund
        Street                                                            Services, LLC,
  Milwaukee, WI 53202                                                2003 -- present; Business
        Age: 29                                                      Analyst, Strong Financial
                                                                       Corp., 2002 -- 2003;
                                                                      Senior Auditor, Arthur
                                                                      Andersen, 1999 -- 2002.
----------------------------------------------------------------------------------------------------------------------

                               OTHER
                           TRUSTEESHIPS/
                           DIRECTORSHIPS
NAME, ADDRESS AND AGE     HELD BY TRUSTEE
-----------------------  -----------------
       OFFICERS
   Daniel D. O'Neill           None
        Age: 37
-----------------------  -----------------
   Timothy P. Hagan            None
        Age: 63
-----------------------  -----------------
   Philip A. Harding           None
        Age: 62
-----------------------  -----------------
      Sean Smyth               None
        Age: 34
-----------------------  -----------------
     Louis Flamino             None
        Age: 30
-----------------------  -----------------
      Neil Kelly               None
        Age: 43
-----------------------  -----------------
  Stephen P. Sprague           None
        Age: 56
-----------------------  -----------------
    Eric W. Falkeis            None
   615 East Michigan
        Street
  Milwaukee, WI 53202
        Age: 32
-----------------------  -----------------
     Angela Brickl             None
   615 East Michigan
        Street
  Milwaukee, WI 53202
        Age: 29
-----------------------  -----------------

 (1) Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins own a beneficial interest in Rafferty.

 (2) Mr. Boyle was an Interested Trustee from May to September 2004 due to his daughter being employed by Rafferty Capital Markets, LLC during that time period.

 (3) The Potomac Funds currently offer for sale to the public 17 portfolios of the 20 currently registered with the SEC. In addition, the Potomac Insurance Trust currently consists of 12 separate portfolios, 4 of which are offered for sale.

  The Trustees and Officers table is current as of August 31, 2005.

ADVISOR
          Rafferty Asset Management, LLC
          33 Whitehall St. 10th Floor
          New York, NY 10004
SUB-ADVISOR
          Portfolio Strategies, Inc.
          1102 Broadway Plaza
          Tacoma, WA 98402
ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
          PAYING AGENT & SHAREHOLDING SERVICING AGENT
          U.S. Bancorp Fund Services, LLC
          P.O. Box 1993
          Milwaukee, WI 53201-1993
CUSTODIAN
          U.S. Bank, N.A.
          425 Walnut Street
          Cincinnati, Ohio 45202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
          Ernst & Young LLP
          233 S. Wacker Dr.
          Chicago, IL 60606
DISTRIBUTOR
          Rafferty Capital Markets, LLC
          59 Hilton Avenue
          Garden City, NY 11530

The Fund's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

The Fund filed complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                     ANNUAL
                                     REPORT

                                 August 31, 2005


                            (THE POTOMAC FUNDS LOGO)

                                 PSI CALENDAR
                                 EFFECTS FUND

                          33 Whitehall St., 10th Floor
                               New York, NY 10004

                                 (800) 851-0511

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Gerald E. Shanley, III is the "audit committee financial expert" and is considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "Other services" provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                                     FYE  8/31/2005          FYE  8/31/2004
                                     --------------          --------------
Audit Fees                           $      259,500          $      127,500
Audit-Related Fees                                -                       -
Tax Fees                             $       51,000          $       60,000
All Other Fees                                    -                       -
                                     --------------          --------------

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.-- not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees                      FYE  8/31/2005           FYE  8/31/2004
----------------------                      --------------           --------------
Registrant                                      None                     None
Registrant's Investment Adviser                 None                     None

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has a nominating committee charter that includes procedures by which shareholders may recommend nominees to the registrant' board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith

      (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

      (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         (Registrant) The Potomac Funds

         By (Signature and Title)   /s/ Daniel D. O'Neill
                                  -------------------------------------
                                    Daniel D. O'Neill, President

         Date November 4, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)*   /s/ Daniel D. O'Neill
                                    -------------------------------------
                                     Daniel D. O'Neill, President

         Date November 4, 2005

         By (Signature and Title)*   /s/ Timothy P. Hagan
                                    -------------------------------------
                                     Timothy P. Hagan, Chief Financial Officer

         Date November 4, 2005

* Print the name and title of each signing officer under his or her signature.